As filed with the Securities and Exchange Commission on February 16, 1996 Registration Nos. 33-54632 and 811-7340



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 19

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 20



                               The Pierpont Funds
               (Exact Name of Registrant as Specified in Charter)

                6 St. James Avenue, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 423-0800

                               Philip W. Coolidge
                6 St. James Avenue, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Stephen K. West, Esq.
                              Sullivan & Cromwell
                   125 Broad Street, New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)



[ ] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on February 27, 1996 pursuant to paragraph (a)(i)
[x] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.



If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed Rule 24f-2 notices with respect to its series as follows: Tax Exempt Money Market and Tax Exempt Bond Funds (for their fiscal years ended August 31, 1995) on October 30, 1995; Treasury Money Market, Short Term Bond, Bond, Emerging Markets Equity and International Equity Funds (for their fiscal years ended October 31, 1995) on November 17, 1995; Money Market Fund (for its fiscal year ended November 30,
1995) on January 29, 1996; Equity and Capital Appreciation Funds (for their fiscal years ended May 31, 1995) on July 26, 1995; Diversified Fund (for its fiscal year ended June 30, 1995) on August 15, 1995; and New York Total Return Bond Fund (for its fiscal year ended March 31, 1995) on May 23, 1995.

         The Money Market Portfolio, The Tax Exempt Money Market Portfolio, The Treasury Money Market Portfolio, The Short Term Bond Portfolio, The U.S. Fixed Income Portfolio, The Tax Exempt Bond Portfolio, The Selected U.S. Equity Portfolio, The U.S. Small Company Portfolio, The Non-U.S. Equity Portfolio, The Diversified Portfolio, The Emerging Markets Equity Portfolio, The New York Total Return Bond Portfolio and The Series Portfolio have also executed this Registration Statement.

JPM522.EDG

THE PIERPONT FUNDS

CROSS REFERENCE SHEET
(As required by Rule 495)

PART A ITEM NUMBER:  Prospectus Headings.

1.       COVER PAGE: Cover Page.

2.       SYNOPSIS: Investors for Whom the Funds are Designed.

3.       CONDENSED FINANCIAL INFORMATION: Financial Highlights.

4. GENERAL DESCRIPTION OF REGISTRANT: Cover Page; Investors for Whom the Funds are Designed; Investment Objectives and Policies; Additional Investment Information; Investment Restrictions; Special Information Concerning Hub and Spoke(R); Organization; Appendix.

5. MANAGEMENT OF THE FUND: Management of the Trust and the Portfolios; Shareholder Servicing; Additional Information.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not Applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Special Information Concerning Hub and Spoke(R); Shareholder Servicing; Net Asset Value; Purchase of Shares; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares; Investors for Whom the Funds are Designed; Dividends and Distributions; Net Asset Value.

8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares; Net Asset Value.

9.       PENDING LEGAL PROCEEDINGS: Not Applicable.

PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE: Cover Page.

11.      TABLE OF CONTENTS: Table of Contents.

12.      GENERAL INFORMATION AND HISTORY: General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendices A, B and C.

14.      MANAGEMENT OF THE FUND: Trustees and Officers.

15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Description of
         Shares.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Administrator and Distributor; Services Agent; Custodian; Shareholder Servicing; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS: Taxes.

21.      UNDERWRITERS: Administrator and Distributor.

22.      CALCULATION OF PERFORMANCE DATA: Performance Data.

23.      FINANCIAL STATEMENTS: Financial Statements.

PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

EXPLANATORY NOTE


         This post-effective amendment no. 19 (the "Amendment") to the Registrant's registration statement on Form N-1A (File no. 33-54632) is being filed solely for the purpose of (i) adding prospectuses for The Pierpont Asia Growth Fund, The Pierpont European Equity Fund and The Pierpont Japan Equity Fund, each a new series of shares of the Registrant (the "Funds"), and (ii) updating the disclosure in the Registrant's Statement of Additional Information with respect to the Funds. As a result, the Amendment does not affect any of the Registrant's currently effective prospectuses, each of which is hereby incorporated herein by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended.

PROSPECTUS

THE PIERPONT EUROPEAN EQUITY FUND
6 ST. JAMES AVENUE
BOSTON, MASSACHUSETTS 02116
FOR INFORMATION CALL (800) 521-5411

The Pierpont European Equity Fund (the "Fund") seeks to provide a high total return from a portfolio of equity securities of European companies. The Fund is designed for investors who want an actively managed portfolio of European equity securities that seeks to outperform the Morgan Stanley Capital International Europe Index which is comprised of more than 500 companies in fourteen European countries.

The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The Pierpont Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").

UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE EUROPEAN EQUITY PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) FINANCIAL SERVICES METHOD. THE HUB AND SPOKE(R) INVESTMENT FUND STRUCTURE EMPLOYS A TWO-TIER MASTER-FEEDER STRUCTURE AND IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R) ON PAGE 2.

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated ___________, 1996 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116, Attention: The Pierpont Funds, or by calling (800) 847-9487.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS ___________, 1996.

TABLE OF CONTENTS


PAGE

Investors for Whom the Fund Is Designed.........................
Special Information Concerning Hub and Spoke (R)................
Investment Objective and Policies...............................
Additional Investment Information and Risk Factors..............
Investment Restrictions.........................................
Management of the Trust and the Portfolio.......................
Shareholder Servicing...........................................

PAGE

Purchase of Shares..............................................
Redemption of Shares............................................
Exchange of Shares..............................................
Dividends and Distributions.....................................
Net Asset Value.................................................
Organization....................................................
Taxes...........................................................
Additional Information..........................................
Appendix........................................................

THE PIERPONT EUROPEAN EQUITY FUND

INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors who want an actively managed portfolio of European equity securities. The Fund seeks to achieve its investment objective by investing all of its investable assets in The European Equity Portfolio, a diversified open-end management investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options and forward contracts on foreign currencies. The potential risks of investing in these derivative instruments are discussed in Additional Investment Information and Risk Factors and the Appendix. The Portfolio may also purchase certain privately placed securities. The Portfolio's investments in securities of foreign issuers, including issuers in emerging markets, involve foreign investment risks and may be more volatile and less liquid than domestic securities. For further information about these investments, see Investment Objective and Policies below.

The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of a Pierpont Fund as of September 29, 1995, the minimum investment is $10,000. Certain omnibus accounts require a minimum initial investment of $250,000. See Purchase of Shares. The minimum subsequent investment is $5,000. See Purchase of Shares. If a shareholder reduces his or her investment in the Fund to less than the applicable minimum investment, the investment is subject to mandatory redemption. See Redemption of Shares-- Mandatory Redemption by the Fund.

This Prospectus describes the investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates through Signature Financial Group, Inc.'s ("Signature") Hub and Spoke(R) financial services method. The Trustees believe that the Fund may achieve economies of scale over time by investing through the Hub and Spoke(R) structure.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolio and Shareholder Servicing.

SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases.................................. None
Sales Load Imposed on Reinvested Dividends....................... None
Deferred Sales Load.............................................. None
Redemption Fees.................................................. None
Exchange Fees.................................................... None

EXPENSE TABLE
ANNUAL OPERATING EXPENSES*

Advisory Fees.................................................... 0.65%
Rule 12b-1 Fees.................................................. None
Other Expenses (after expense reimbursement)..................... 0.77%

Total Operating Expenses (after expense reimbursement)........... 1.42%

*These expenses are based on estimated expenses of the Fund and the Portfolio and estimated average net assets for the Fund's first fiscal year, after any applicable expense reimbursement. Without such expected reimbursement, the estimated Total Operating Expenses would be equal on an annual basis to 1.83% of the estimated average daily net assets of the Fund. See Management of the Trust and the Portfolio.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year............................................................ $ 14
3 Years........................................................... $ 45

The above expense table is designed to assist investors in understanding the various estimated direct and indirect costs and expenses that investors in the Fund bear. The estimated fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services and the Shareholder Servicing Agreements, organizational expenses, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to SBDS under the Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements, including expense reimbursements, see Management of the Trust and the Portfolio and Shareholder Servicing. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

The Fund's annual report will include a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R)

The Trust and the Portfolio use certain proprietary rights, know-how and financial services referred to as Hub and Spoke(R). Hub and Spoke(R) is a registered service mark of Signature. Signature Broker-Dealer Services, Inc. (the Trust's and Portfolio's Administrator and the Trust's Distributor) is a wholly owned subsidiary of Signature.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Portfolio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The Hub and Spoke(R) investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Administrator at (800) 847-9487.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Additional Investment Information and Risk Factors and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restrictions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies they employ in their efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high total return from a portfolio of equity securities of European companies. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all of its investable assets in The European Equity Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for investors who want an actively managed portfolio of European equity securities that seeks to outperform the Morgan Stanley Capital International Europe Index which is comprised of more than 500 companies in fourteen European countries. THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM NOR IS THE FUND SUITABLE FOR ALL INVESTORS.

The Portfolio seeks to achieve its investment objective through country allocation and stock valuation and selection. Based on fundamental research, quantitative valuation techniques, and experienced judgment, Morgan uses a structured decision-making process to allocate the Portfolio across European countries, consisting of Austria, Belgium, Denmark, Germany, Finland, France, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom.

A European company is one that: (i) has its principal securities trading market in a European country; or (ii) is organized under the laws of a European country; or (iii) derives 50% or more of its total revenue and/or profits from either goods produced, sales made or services performed in European countries; or (iv) has at least 50% of its assets located in European countries.

Using a dividend discount model and based on analysts' industry expertise, companies in each country are ranked within industrial sectors according to their relative value. Based on this valuation, Morgan selects the companies which appear the most attractive for the Portfolio. Morgan believes that under normal market conditions, industrial sector weightings generally will be similar to those of the Morgan Stanley Capital International Europe Index.

The Portfolio's investments are primarily denominated in foreign currencies but it may also invest in securities denominated in the U.S. dollar or multinational currency units such as the ECU. The Advisor will not routinely attempt to hedge the Portfolio's foreign currency exposure. However, the Advisor may from time to time engage in foreign currency exchange transactions if, based on fundamental research, technical factors, and the judgment of experienced currency managers, it believes the transactions would be in the Portfolio's best interest. For further information on foreign currency exchange transactions, see Additional Investment Information and Risk Factors.

The Portfolio intends to manage its portfolio actively in pursuit of its investment objective. The Portfolio does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities

4

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that are consistent with its objective. To the extent the Portfolio engages in short-term trading, it may realize short-term capital gains or losses and incur increased transaction costs. See Taxes below. The estimated annual portfolio turnover rate for the Portfolio is generally not expected to exceed 100%.

EQUITY INVESTMENTS. In normal circumstances, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the value of its total assets in equity securities of European companies consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Portfolio's primary equity investments are the common stock of companies based in the developed countries of Europe. Such investments will be made in at least three European countries. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. In addition to its equity investments in European companies, the Portfolio may invest up to 5% of its assets in equity securities of issuers in emerging European markets such as Eastern European countries and Turkey. See Additional Investment Information and Risk Factors. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

The Portfolio may also invest in money market instruments and bonds denominated in U.S. dollars and other currencies, purchase securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities and enter into forward foreign currency exchange contracts. In addition, the Portfolio may use options on securities and indexes of securities, futures contracts and options on futures contracts for hedging and risk management purposes. Forward foreign currency exchange contracts, options and futures contracts are derivative instruments. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

FOREIGN INVESTMENT INFORMATION. The Portfolio invests primarily in foreign securities. Investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies.

Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of

                                        5

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inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

Although the Portfolio invests primarily in securities of established issuers in developed European countries, it may also invest in equity securities of companies in European emerging market countries. Investments in securities of issuers in European emerging market countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

Since the Portfolio's investments in foreign securities involve foreign currencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Transactions.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio buys and sells securities and receives interest and dividends in currencies other than the U.S. dollar, the Portfolio may enter from time to time into foreign currency exchange transactions. The Portfolio either enters into these transactions on

6

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a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. The cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Portfolio will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WARRANTS. The Portfolio invests in warrants, which entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are

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subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income investments no interest accrues to the Portfolio until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See Illiquid Investments; Privately Placed and other Unregistered Securities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For the purposes of the Investment Company Act of 1940 (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

ILLIQUID INVESTMENTS, PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio may (a) purchase and sell (write) exchange traded and over-the-counter put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities, and (c) purchase and sell (write) put and call options on futures contracts on indexes of equity securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging and risk management purposes. The Portfolio may not use futures contracts and options for speculation.

The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets. In addition, the Portfolio will not purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net asset value of the Portfolio. For more detailed information about these transactions, see the Appendix to this Prospectus and Investment Objectives and Policies--Risk Management in the Statement of Additional Information.

FIXED INCOME INVESTMENTS. The Portfolio is permitted to invest in money market instruments and bonds although it intends to stay invested in equity securities to the extent practical in light of its objective. The Portfolio may invest in fixed income instruments of foreign or domestic issuers denominated in U.S. dollars and other currencies. Under normal circumstances the Portfolio will purchase money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the Portfolio may also invest in money market instruments and bonds without limitation as a temporary defensive measure taken in the Advisor's judgment during, or in anticipation of, adverse market conditions. For more detailed information about these investments, see Investment Objectives and Policies in the Statement of Additional Information.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the Statement of Additional Information, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment restrictions.

The Portfolio may not purchase securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities. In addition, the Portfolio may not borrow money except that the Portfolio may (a) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (b) enter into reverse repurchase agreements for any purpose, provided that (a) and (b) in total do not exceed one-third of the Portfolio's total assets less liabilities (other than borrowings); and the Portfolio may not issue senior securities except as permitted by the 1940 Act or any rule, order or interpretation thereunder. See Additional Investment Information and Risk Factors--Loans of Portfolio Securities and Reverse Repurchase Agreements.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restrictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Portfolio, the Trustees decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust and of the Portfolio are identified below.

FrederickFormer Executive Vice President and Chief
         Financial Officer, Amoco Corporation
William GFormer Vice Chairman of the Board and Chief
         Financial Officer, NYNEX Corporation
Arthur C.Former Senior Vice President, Morgan Guaranty
         Trust Company of New York
Matthew HChairman and Chief Executive Officer; Chairman,
         Pierpont Group, Inc.
Michael PSenior Vice President, Capital Cities/ABC, Inc.,
         President, Broadcast Group

A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and The JPM Institutional Funds, up to and including creating a separate board of trustees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Fund and the Portfolio.

The Portfolio and the Trust have each entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pierpont Group, Inc. in providing these services. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to these funds. See Trustees and Officers in the Statement of Additional Information. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

ADVISOR. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $178 billion (of which the Advisor advises over $29 billion). Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For equity portfolios, this process utilizes fundamental research, systematic stock selection, disciplined portfolio construction and, in the case of foreign equities, country exposure and currency management. Morgan has managed portfolios of equity securities of international, including European, companies on behalf of its clients since 1974. The portfolio managers making investments in European equity securities work in conjunction with Morgan's European equity analysts, as well as capital market, credit and economic research analysts, traders and administrative officers. The European equity analysts, located in London, each cover a different industry, monitoring a universe of approximately 600 companies in Europe.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically): Paul A. Quinsee, Vice President (since March, 1995, employed by Morgan since February, 1992 and by Citibank, N.A. prior to 1992 as a portfolio manager of international equity investments) and Rudolph Leuthold, Managing Director (since March, 1995, employed by Morgan since prior to 1991 as a portfolio manager of international equity investments).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.65% of the Portfolio's average daily net assets.

Under separate agreements, Morgan also provides financial, fund accounting and administrative services to the Fund and the Portfolio and shareholder services to shareholders of the Fund. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

ADMINISTRATOR AND DISTRIBUTOR. Under Administration Agreements with the Trust and the Portfolio, Signature Broker-Dealer Services, Inc. ("SBDS") serves as the Administrator for the Trust and the Portfolio. In this capacity, SBDS administers and manages all aspects of the Fund's and the Portfolio's day-to-day operations subject to the supervision of the Trustees, except as set forth under Advisor, Administrative Services Agent, Custodian and Shareholder Servicing. In connection with its responsibilities as Administrator, SBDS (i) furnishes ordinary clerical and related services for day-to-day operations including certain recordkeeping responsibilities; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"); and (v) performs such administrative and managerial oversight of the activities of the Trust's and the Portfolio's custodian and transfer agent as the Trustees may direct from time to time.

Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds or The JPM Advisor Funds invest. This charge is calculated in accordance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.01% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios.

SBDS, a registered broker-dealer, also serves as the Distributor of shares of the Fund and the exclusive placement agent for the Portfolio. SBDS is a wholly owned subsidiary of Signature. Signature and its affiliates currently provide administration and distribution services for a number of registered investment companies through offices located in Boston, New York, London, Toronto and George Town, Grand Cayman.

ADMINISTRATIVE SERVICES AGENT. Under Administrative Services Agreements with the Trust and the Portfolio, Morgan is responsible for certain financial, fund accounting and administrative services provided to the Fund and the Portfolio, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund dividends and net asset value per share and keeping the Fund's books of account. Under these agreements, each of the Fund and the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, serves as the Fund's and the Portfolio's Custodian and Transfer and Dividend Disbursing Agent.

EXPENSES. In addition to the fees payable to Morgan, SBDS and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Administrator and Distributor and Administrative Services Agent above and Shareholder Servicing below, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and registration fees under state securities laws. For the Portfolio, such expenses also include registration fees under foreign securities laws, custodian fees and brokerage expenses.

Morgan has agreed that it will reimburse the Fund through at least December 31, 1996 to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 1.42% of the Fund's average daily net assets. This limit does not cover extraordinary expenses during the period. There is no assurance that Morgan will continue this waiver beyond the specified period, except as required by the following sentence. Morgan has agreed to waive fees as necessary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year.

SHAREHOLDER SERVICING

The Fund has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution which is a customer of Morgan (an "Eligible Institution"). The Fund has agreed to pay Morgan for these services at an annual rate (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.25% of the Fund's average daily net assets. Under the terms of the Shareholder Servicing Agreement with the Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 521-5411.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an Eligible Institution. Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of another Pierpont Fund as of September 29, 1995, the minimum initial investment in the Fund is $10,000. The minimum subsequent investment for all investors is $5,000. These minimum investment requirements may be waived for investors for whom the Advisor is a fiduciary or who are employees of the Advisor, or who maintain related accounts with The Pierpont Funds or the Advisor or maintain investments in The Pierpont Funds (other than the money market funds) when such accounts and/or investments total $500,000 or more.

For investors such as investment advisors, trust companies and financial advisors who make investments for a group of clients, the minimum investment in the Fund is (i) $100,000 per individual client or (ii) $250,000 for an aggregated purchase order for more than one client. An employer-sponsored retirement plan opening an account in the Fund will be required to attain a minimum balance of $250,000 within thirteen months of opening the account.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.

To purchase shares in the Fund, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the next business day. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance in placing an order for Fund shares. If the Fund receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser generally becomes a holder of record on the next business day upon the Fund's receipt of payment. If the Fund receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Eligible Institutions may separately establish their own terms, conditions and charges for providing the aforementioned services and for providing other services.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at
(800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Additional Information below for an explanation of the telephone redemption policy of The Pierpont Funds.

A redemption request received by the Fund prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are deposited the next business day in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions, and, subject to Further Redemption Information below, in any event is within seven days.

MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in the Fund falls below the applicable minimum investment amount because of a redemption of shares, the shareholder's remaining shares may be redeemed by the Fund 60 days after written notice to the shareholder unless the account is increased to the applicable minimum investment amount or more. Investors who were shareholders of a Pierpont Fund as of September 29, 1995 are required to maintain an investment of $10,000 in the Fund.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under Taxes below, the Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from the Fund into any other Pierpont Fund or JPM Institutional Fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least each of those fund's minimum investment amounts. See Method of Purchase in the prospectuses for the other Pierpont Funds and The JPM Institutional Funds for the minimum investment amount for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other Pierpont Funds and The JPM Institutional Funds. See also Additional Information below for an explanation of the telephone exchange policy of The Pierpont Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income, if any, are declared and paid annually. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Substantially all the realized net capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Declared dividends and distributions are payable to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net Asset Value in the Statement of Additional Information for information on valuation of portfolio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:15 P.M. New York time on Monday through Friday, except on the holidays listed under Net Asset Value in the Statement of Additional Information.

ORGANIZATION

The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachusetts business trust." The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, fifteen series of shares have been authorized and are available for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable by the Fund. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.

The Portfolio in which all of the assets of the Fund are invested is a series (subtrust) of The Series Portfolio, a trust organized under the laws of the State of New York. The Series Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends to qualify the Fund as a separate regulated investment company under Subchapter M of the Code. For the Fund to qualify as a regulated investment company, the Portfolio limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except U.S. Government securities, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares. Distributions of this type to corporate shareholders of the Fund will not qualify for the dividends-received deduction because the income of the Fund will not consist of dividends paid by U.S. corporations.

Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction.

Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

The Fund is subject to foreign withholding taxes with respect to income received from sources within certain foreign countries. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any such foreign income taxes paid by it as paid directly by its shareholders. The Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes and gross income derived from sources within any foreign country or possession of the United States, if any, to be treated as paid by the shareholders. If the Fund makes the election, each shareholder will be required to include in income his proportionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (which is subject to certain limitations) or, if the shareholder itemizes deductions, a deduction for his share of the foreign income taxes in computing his federal income tax liability. (No deduction will be permitted to individuals in computing their alternative minimum tax liability.)

Distributions of foreign exchange gains resulting from certain transactions, including the sale of foreign currencies, are taxed as ordinary income.

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semiannual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements, reflecting all other account activity, including dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Shareholder Servicing Agent, or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Standard & Poor's Composite Stock Price Index, the Dow Jones Industrial Average, the Frank Russell Indexes, the Morgan Stanley Europe, Australia and Far East Index, Morgan Stanley Capital International Europe Index, the Financial Times World Stock Index and other industry publications.

The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. This method of calculating total return is required by regulations of the Securities and Exchange Commission. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Fund's Distributor at (800) 847-9487.

APPENDIX

The Portfolio may (a) purchase and sell (write) exchange traded and over-the-counter put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities, and (c) purchase and sell (write) put and call options on futures contracts on indexes of equity securities. Each of these instruments is a derivative instrument, as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging and risk management purposes. See Risk Management in the Statement of Additional Information. The Portfolio may not use futures contracts and options for speculation.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

OPTIONS ON INDEXES. The Portfolio may purchase and sell (write) put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an over-the-counter option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE TRUST OR THE DISTRIBUTOR TO MAKE SUCH OFFER IN SUCH JURISDICTION.


  -----------------------------------

THE
PIERPONT
EUROPEAN EQUITY
FUND




PROSPECTUS
______________, 1996

PROSPECTUS

THE PIERPONT JAPAN EQUITY FUND
6 ST. JAMES AVENUE
BOSTON, MASSACHUSETTS 02116
FOR INFORMATION CALL (800) 521-5411

The Pierpont Japan Equity Fund (the "Fund") seeks to provide a high total return from a portfolio of equity securities of Japanese companies. The Fund is designed for investors who want an actively managed portfolio of Japanese equity securities that seeks to outperform the Tokyo Stock Price Index ("TOPIX"), a composite market-capitalization weighted index of all common stocks listed on the First Section of the Tokyo Stock Exchange.

The Fund is a non-diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The Pierpont Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").

UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE JAPAN EQUITY PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING NON-DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) FINANCIAL SERVICES METHOD. THE HUB AND SPOKE(R) INVESTMENT FUND STRUCTURE EMPLOYS A TWO-TIER MASTER-FEEDER STRUCTURE AND IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R) ON PAGE 2.

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated __________, 1996 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116, Attention: The Pierpont Funds, or by calling (800) 847-9487.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS _________, 1996.

TABLE OF CONTENTS


PAGE

Investors for Whom the Fund Is Designed.............................
Special Information Concerning Hub and Spoke (R)....................
Investment Objective and Policies...................................
Additional Investment Information and Risk Factors..................
Investment Restrictions.............................................
Management of the Trust and the Portfolio...........................
Shareholder Servicing...............................................
PAGE

Purchase of Shares..................................................
Redemption of Shares................................................
Exchange of Shares..................................................
Dividends and Distributions.........................................
Net Asset Value.....................................................
Organization........................................................
Taxes...............................................................
Additional Information..............................................
Appendix............................................................

THE PIERPONT JAPAN EQUITY FUND

INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors who seek to broaden their investments by adding exposure to Japanese equity securities. The Fund seeks to achieve its investment objective by investing all of its investable assets in The Japan Equity Portfolio, a non-diversified open-end management investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options and forward contracts on foreign currencies. The potential risks of investing in these derivative instruments are discussed in Additional Investment Information and Risk Factors and the Appendix. The Portfolio may also purchase certain privately placed securities. The Portfolio's investments in securities of Japanese issuers involve foreign investment risks and may be more volatile and less liquid than domestic securities. For further information about these investments, see Investment Objective and Policies below.

The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of a Pierpont Fund as of September 29, 1995, the minimum investment is $10,000. Certain omnibus accounts require a minimum initial investment of $250,000. See Purchase of Shares. The minimum subsequent investment is $5,000. See Purchase of Shares. If a shareholder reduces his or her investment in the Fund to less than the applicable minimum investment, the investment is subject to mandatory redemption. See Redemption of Shares-- Mandatory Redemption by the Fund.

This Prospectus describes the investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates through Signature Financial Group, Inc.'s ("Signature") Hub and Spoke(R) financial services method. The Trustees believe that the Fund may achieve economies of scale over time by investing through the Hub and Spoke(R) structure.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolio and Shareholder Servicing.

SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases.................................. None
Sales Load Imposed on Reinvested Dividends....................... None
Deferred Sales Load.............................................. None
Redemption Fees.................................................. None
Exchange Fees.................................................... None

EXPENSE TABLE
ANNUAL OPERATING EXPENSES*

Advisory Fees.................................................... 0.65%
Rule 12b-1 Fees.................................................. None
Other Expenses (after expense reimbursement)..................... 0.77%

Total Operating Expenses (after expense reimbursement)........... 1.42%

*These expenses are based on estimated expenses of the Fund and the Portfolio and estimated average net assets for the Fund's first fiscal year, after any applicable expense reimbursement. Without such expected reimbursement, the estimated Total Operating Expenses would be equal on an annual basis to 1.79% of the estimated average daily net assets of the Fund. See Management of the Trust and the Portfolio.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year............................................................ $ 14
3 Years........................................................... $ 45

The above expense table is designed to assist investors in understanding the various estimated direct and indirect costs and expenses that investors in the Fund bear. The estimated fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services and the Shareholder Servicing Agreements, organizational expenses, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to SBDS under the Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements, including expense reimbursements, see Management of the Trust and the Portfolio and Shareholder Servicing. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

The Fund's annual report will include a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R)

The Trust and the Portfolio use certain proprietary rights, know-how and financial services referred to as Hub and Spoke(R). Hub and Spoke(R) is a registered service mark of Signature. Signature Broker-Dealer Services, Inc. (the Trust's and Portfolio's Administrator and the Trust's Distributor) is a wholly owned subsidiary of Signature.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Portfolio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The Hub and Spoke(R)

2

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investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Administrator at (800) 847-9487.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Additional Investment Information and Risk Factors and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective,

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policies and restrictions of the Fund or the Portfolio, see Investment
Restrictions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies they employ in their efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high total return from a portfolio of equity securities of Japanese companies. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Japan Equity Portfolio, a non-diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for investors who want an actively managed portfolio of Japanese equity securities that seeks to outperform the Tokyo Stock Price Index ("TOPIX"), a composite market-capitalization weighted index of all common stocks listed on the First Section of the Tokyo Stock Exchange. THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM NOR IS THE FUND SUITABLE FOR ALL INVESTORS.

A Japanese company is one that: (i) has its principal securities trading market in Japan; or (ii) is organized under the laws of Japan; or (iii) derives 50% or more of its total revenues and/or profits from either goods produced, sales made or services performed in Japan; or (iv) has at least 50% of its assets located in Japan.

Morgan seeks to enhance the Portfolio's total return relative to that of the TOPIX through fundamental research, stock valuation and the exploitation of underlying market inefficiencies. Based on internal fundamental research, Morgan uses a proprietary valuation model to establish the relative valuation of individual Japanese companies within industrial sectors. Morgan then buys and sells securities within each industrial sector based on this valuation process. In addition to stocks, the Advisor actively uses convertible securities and warrants to seek to enhance overall portfolio performance.

In addition, Morgan uses a disciplined portfolio construction process to seek to reduce the Portfolio's volatility relative to the TOPIX. Morgan attempts to keep the industrial sector weightings, the average market capitalization and other broad characteristics of the Portfolio comparable to those of the TOPIX.

The Portfolio intends to manage its portfolio actively in pursuit of its investment objective. The Portfolio does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its objective. To the extent the Portfolio engages in short-term trading, it may realize short-term capital gains or losses and incur increased transaction costs. See Taxes below. The estimated annual portfolio turnover rate for the Portfolio is generally not expected to exceed [125]%.

The Portfolio's equity investments will be primarily denominated in yen, but the Portfolio may also invest in securities denominated in other foreign currencies, the U.S. dollar or multinational currency units such as the ECU. The Advisor will not routinely attempt to hedge the Portfolio's foreign currency exposure. However, the Advisor may from time to time engage in foreign currency exchange transactions if, based on fundamental research, technical factors, and the judgment of experienced currency managers, it believes the transactions would be in the Portfolio's best interest. For further information on foreign currency exchange transactions, see Additional Investment Information and Risk Factors.

EQUITY INVESTMENTS. In normal circumstances, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the Portfolio's total assets invested in equity securities of Japanese companies consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Portfolio's primary equity investments are the common stock of established Japanese companies. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter ("OTC") markets, and may invest in certain restricted or unlisted securities.

NON-DIVERSIFICATION. The Portfolio is registered as a non-diversified investment company which means that the Portfolio is not limited by the Investment Company Act of 1940, as amended (the "1940 Act"), in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, may be subject to greater risk with respect to its portfolio securities. The Portfolio, however, will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See Taxes below.

The Portfolio may also invest in money market instruments denominated in U.S. dollars and other currencies, purchase securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities and enter into forward foreign currency exchange contracts. In addition, the Portfolio may use options on securities and indexes of securities, futures contracts and options on futures contracts for hedging and risk management purposes. Forward foreign currency exchange contracts, options and futures contracts are derivative instruments. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

INVESTING IN JAPAN. Investing in Japanese securities may involve the risks associated with investing in foreign securities generally. See Other Foreign Investment Information. In addition, because the Portfolio invests primarily in Japan, it will be subject to the general economic and political conditions in Japan.

Share prices of companies listed on Japanese stock exchanges and on the Japanese OTC market reached historical peaks (which were later referred to as the "bubble") as well as historically high trading volumes in 1989 and 1990. Since then, stock prices in both markets decreased significantly, with listed stock prices reaching their lowest levels in the third quarter of 1992 and OTC stock prices reaching their lowest levels in the fourth quarter of 1992. During the period from January 1, 1989 through December 31, 1994, the highest Nikkei stock average and Nikkei OTC average were 38,915.87 and 4,149.20, respectively, and the lowest for each were 14,309.41 and 1,099.32, respectively. There can be no assurance that additional market corrections will not occur.

The common stocks of many Japanese companies continue to trade at high price earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

Since the Portfolio invests primarily in securities denominated in yen, changes in exchange rates between the U.S. dollar and the yen affect the U.S. dollar value of the Portfolio's assets. Such rate of exchange is determined by forces of supply and demand on the foreign exchange markets. These forces are in turn affected by the international balance of payments and other economic, political and financial conditions, government intervention, speculation and other factors. See Foreign Currency Exchange Transactions.

Japanese securities held by the Portfolio are not registered with the U.S. Securities and Exchange Commission nor are the issuers thereof subject to its reporting requirements. There may be less publicly available information about issuers of Japanese securities than about U.S. companies and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Although the Japanese economy has grown substantially over the past four decades, recently the rate of growth had slowed substantially. During 1992, 1993 and 1994, the Japanese economy grew at rates of 1.1%, -0.5% and 0.5%, respectively, as measured by real gross domestic product. For additional information about the Japanese economy, see Appendix C--Investing in Japan and Asian Growth Markets--Japan and its Securities Markets in the Statement of Additional Information.

Japan's success in exporting its products has generated a sizeable trade surplus. Such trade surplus has caused tensions at times between Japan and some of its trading partners. In particular, Japan's trade relations with the United States have recently been the subject of discussion and negotiation between the two nations. The United States has imposed certain measures designed to address trade issues in specific industries. These measures and similar measures in the future may adversely affect the performance of the Portfolio.

Japan's economy has typically exhibited low inflation and low interest rates. There can be no assurance that low inflation and low interest rates will continue, and it is likely that a reversal of such factors would adversely affect the Japanese economy. Moreover, the Japanese economy may differ, favorably or unfavorably, from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

Japan has a parliamentary form of government. In 1993 a coalition government was formed which, for the first time since 1955, did not include the Liberal Democratic Party. Since mid-1993, there have been several changes in leadership in Japan. What, if any, effect the current political situation will have on prospective regulatory reforms on the economy in Japan cannot be predicted. Recent and future developments in Japan and neighboring Asian countries may lead to changes in policy that might adversely affect the Portfolio. For additional information, see Appendix C--Investing in Japan and Asian Growth Markets--Japan and its Securities Markets in the Statement of Additional Information.

OTHER FOREIGN INVESTMENT INFORMATION. The Portfolio invests primarily in foreign securities. Investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to interest paid to the Portfolio by domestic companies.

Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

Since the Portfolio's investments in foreign securities involve foreign currencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Transactions.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio buys and sells securities and receives interest and dividends in currencies other than the U.S. dollar--principally yen--the Portfolio may enter from time to time into foreign currency exchange transactions. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. The cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Portfolio will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WARRANTS. The Portfolio invests in warrants, which entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income investments no interest accrues to the Portfolio until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See Illiquid Investments; Privately Placed and other Unregistered Securities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For the purposes of the 1940 Act, it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

ILLIQUID INVESTMENTS, PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio may (a) purchase and sell (write) exchange traded and OTC put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities, and (c) purchase and sell (write) put and call options on futures contracts on indexes of equity securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging and risk management purposes. The Portfolio may not use futures contracts and options for speculation.

The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets. In addition, the Portfolio will not purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net asset value of the Portfolio. For more detailed information about these transactions, see the Appendix to this Prospectus and Investment Objectives and Policies--Risk Management in the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objective. The Portfolio may invest in money market instruments of foreign or domestic issuers denominated in U.S. dollars and other currencies. Under normal circumstances the Portfolio will purchase these securities to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the Portfolio may also invest in money market instruments without limitation as a temporary defensive measure taken in the Advisor's judgment during, or in anticipation of, adverse market conditions. For more detailed information about these money market investments, see Investment Objectives and Policies in the Statement of Additional Information.

INVESTMENT RESTRICTIONS

The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the Statement of Additional Information, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment restrictions.

The Portfolio may not purchase securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities. In addition, the Portfolio may not borrow money except that the Portfolio may (a) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (b) enter into reverse repurchase agreements for any purpose, provided that (a) and (b) in total do not exceed one-third of the Portfolio's total assets less liabilities (other than borrowings); and the Portfolio may not issue senior securities except as permitted by the 1940 Act or any rule, order or interpretation thereunder. See Additional Investment Information and Risk Factors--Loans of Portfolio Securities and Reverse Repurchase Agreements.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restrictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Portfolio, the Trustees decide upon matters of general policy and review the

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actions of the Advisor and other service providers. The Trustees of the Trust and of the Portfolio are identified below.

FrederickFormer Executive Vice President and Chief
         Financial Officer, Amoco Corporation
William GFormer Vice Chairman of the Board and Chief
         Financial Officer, NYNEX Corporation
Arthur C.Former Senior Vice President, Morgan Guaranty
         Trust Company of New York
Matthew HChairman and Chief Executive Officer; Chairman,
         Pierpont Group, Inc.
Michael PSenior Vice President, Capital Cities/ABC, Inc.,
         President, Broadcast Group

A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and The JPM Institutional Funds, up to and including creating a separate board of trustees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Fund and the Portfolio.

The Portfolio and the Trust have each entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pierpont Group, Inc. in providing these services. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to these funds. See Trustees and Officers in the Statement of Additional Information. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

ADVISOR. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $179 billion (of which the Advisor advises over $28 billion). Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For equity portfolios, this process utilizes fundamental research, systematic stock selection and disciplined portfolio construction. Morgan has invested in equity securities of Japanese companies on behalf of its clients for over a decade and has had a research team in Tokyo since 1972. The portfolio managers making investments in Japanese equity securities work in conjunction with Morgan's Japanese equity analysts, as well as capital market, credit and economic research analysts, traders and administrative officers. The Japanese equity analysts, located in Tokyo, each cover a different industry, monitoring a universe of over 300 Japanese companies.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically): Masato Degawa, Vice President (since August, 1995, employed by Morgan since September, 1993 as a portfolio manager of Japanese equity investments and by Morgan Stanley prior to September, 1993 as a senior analyst covering Japanese utilities and special situations) and Yukiko Sugimoto, Vice President (since March, 1995, employed by Morgan since prior to 1991 as a portfolio manager of Japanese equity investments).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.65% of the Portfolio's average daily net assets.

Under separate agreements, Morgan also provides financial, fund accounting and administrative services to the Fund and the Portfolio and shareholder services to shareholders of the Fund. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

ADMINISTRATOR AND DISTRIBUTOR. Under Administration Agreements with the Trust and the Portfolio, Signature Broker-Dealer Services, Inc. ("SBDS") serves as the Administrator for the Trust and the Portfolio. In this capacity, SBDS administers and manages all aspects of the Fund's and the Portfolio's day-to-day operations subject to the supervision of the Trustees, except as set forth under Advisor, Administrative Services Agent, Custodian and Shareholder Servicing. In connection with its responsibilities as Administrator, SBDS (i) furnishes ordinary clerical and related services for day-to-day operations including certain recordkeeping responsibilities; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring the Fund's status as a regulated investment company under the Code; and (v) performs such administrative and managerial oversight of the activities of the Trust's and the Portfolio's custodian and transfer agent as the Trustees may direct from time to time.

Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds or The JPM Advisor Funds invest. This charge is calculated in accordance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.01% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios.

SBDS, a registered broker-dealer, also serves as the Distributor of shares of the Fund and the exclusive placement agent for the Portfolio. SBDS is a wholly owned subsidiary of Signature. Signature and its affiliates currently provide administration and distribution services for a number of registered investment companies through offices located in Boston, New York, London, Toronto and George Town, Grand Cayman.

ADMINISTRATIVE SERVICES AGENT. Under Administrative Services Agreements with the Trust and the Portfolio, Morgan is responsible for certain financial, fund accounting and administrative services provided to the Fund and the Portfolio, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund dividends and net asset value per share and keeping the Fund's books of account. Under these agreements, each of the Fund and the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, serves as the Fund's and the Portfolio's Custodian and Transfer and Dividend Disbursing Agent.

EXPENSES. In addition to the fees payable to Morgan, SBDS and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Administrator and Distributor and Administrative Services Agent above and Shareholder Servicing below, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and registration fees under state securities laws. For the Portfolio, such expenses also include registration fees under foreign securities laws, custodian fees and brokerage expenses.

Morgan has agreed that it will reimburse the Fund through at least December 31, 1996 to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 1.42% of the Fund's average daily net assets. This limit does not cover extraordinary expenses during the period. There is no assurance that Morgan will continue this waiver beyond the specified period, except as required by the following sentence. Morgan has agreed to waive fees as necessary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year.

SHAREHOLDER SERVICING

The Fund has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution which is a customer of Morgan (an "Eligible Institution"). The Fund has agreed to pay Morgan for these services at an annual rate (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.25% of the Fund's average daily net assets. Under the terms of the Shareholder Servicing Agreement with the Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 521-5411.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an Eligible Institution. Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of another Pierpont Fund as of September 29, 1995, the minimum initial investment in the Fund is $10,000. The minimum subsequent investment for all investors is $5,000. These minimum investment requirements may be waived for investors for whom the Advisor is a fiduciary or who are employees of the Advisor, or who maintain related accounts with The Pierpont Funds or the Advisor or maintain investments in The Pierpont Funds (other than the money market funds) when such accounts and/or investments total $500,000 or more.

For investors such as investment advisors, trust companies and financial advisors who make investments for a group of clients, the minimum investment in the Fund is (i) $100,000 per individual client or (ii) $250,000 for an aggregated purchase order for more than one client. An employer-sponsored retirement plan opening an account in the Fund will be required to attain a minimum balance of $250,000 within thirteen months of opening the account.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.

To purchase shares in the Fund, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the next business day. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance in placing an order for Fund shares. If the Fund receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser generally becomes a holder of record on the next business day upon the Fund's receipt of payment. If the Fund receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Eligible Institutions may separately establish their own terms, conditions and charges for providing the aforementioned services and for providing other services.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at
(800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Additional Information below for an explanation of the telephone redemption policy of The Pierpont Funds.

A redemption request received by the Fund prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are deposited the next business day in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions, and, subject to Further Redemption Information below, in any event is within seven days.

MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in the Fund falls below the applicable minimum investment amount because of a redemption of shares, the shareholder's remaining shares may be redeemed by the Fund 60 days after written notice to the shareholder unless the account is increased to the applicable minimum investment amount or more. Investors who were shareholders of a Pierpont Fund as of September 29, 1995 are required to maintain an investment of $10,000 in the Fund.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under Taxes below, the Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from the Fund into any other Pierpont Fund or JPM Institutional Fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least each of those fund's minimum investment amounts. See Method of Purchase in the prospectuses for the other Pierpont Funds and The JPM Institutional Funds for the minimum investment amount for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other Pierpont Funds and The JPM Institutional Funds. See also Additional Information below for an explanation of the telephone exchange policy of The Pierpont Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income, if any, are declared and paid annually. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Substantially all the realized net capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Declared dividends and distributions are payable to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net Asset Value in the Statement of Additional Information for information on valuation of portfolio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:15 P.M. New York time on Monday through Friday, except on the holidays listed under Net Asset Value in the Statement of Additional Information.

ORGANIZATION

The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a

"Massachusetts business trust." The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, fifteen series of shares have been authorized and are available for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable by the Fund. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.

The Portfolio in which all of the assets of the Fund are invested is a series (subtrust) of The Series Portfolio, a trust organized under the laws of the State of New York. The Series Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends to qualify the Fund as a separate regulated investment company under Subchapter M of the Code. For the Fund to qualify as a regulated investment company, the Portfolio limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except U.S. Government securities, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares. Distributions of this type to corporate shareholders of the Fund will not qualify for the dividends-received deduction because the income of the Fund will not consist of dividends paid by U.S. corporations.

Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction.

Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

The Fund is subject to foreign withholding taxes with respect to income received from sources within certain foreign countries. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any such foreign income taxes paid by it as paid directly by its shareholders. The Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes and gross income derived from sources within any foreign country or possession of the United States, if any, to be treated as paid by the shareholders. If the Fund makes the election, each shareholder will be required to include in income his proportionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (which is subject to certain limitations) or, if the shareholder itemizes deductions, a deduction for his share of the foreign income taxes in computing his federal income tax liability. (No deduction will be permitted to individuals in computing their alternative minimum tax liability.)

Distributions of foreign exchange gains resulting from certain transactions, including the sale of foreign currencies, are taxed as ordinary income.

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements, reflecting all other account activity, including dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Shareholder Servicing Agent, or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, the TOPIX, Standard & Poor's Composite Stock Price Index, the Dow Jones Industrial Average, the Frank Russell Indexes, the Morgan Stanley Europe, Australia and Far East Index, the Financial Times World Stock Index and other industry publications.

The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. This method of calculating total return is required by regulations of the Securities and Exchange Commission. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Fund's Distributor at (800) 847-9487.

APPENDIX

The Portfolio may (a) purchase and sell (write) exchange traded and OTC put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities, and (c) purchase and sell (write) put and call options on futures contracts on indexes of equity securities. Each of these instruments is a derivative instrument, as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging and risk management purposes. See Risk Management in the Statement of Additional Information. The Portfolio may not use futures contracts and options for speculation.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

OPTIONS ON INDEXES. The Portfolio may purchase and sell (write) put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE TRUST OR THE DISTRIBUTOR TO MAKE SUCH OFFER IN SUCH JURISDICTION.


  -----------------------------------

THE
PIERPONT
JAPAN EQUITY
FUND




PROSPECTUS
____________, 1996

PROSPECTUS

THE PIERPONT ASIA GROWTH FUND
6 ST. JAMES AVENUE
BOSTON, MASSACHUSETTS 02116
FOR INFORMATION CALL (800) 521-5411

The Pierpont Asia Growth Fund (the "Fund") seeks to provide a high total return from a portfolio of equity securities of companies in Asian growth markets. The Fund is designed for long-term investors who want access to the rapidly growing Asian markets.

The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The Pierpont Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").

UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE ASIA GROWTH PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) FINANCIAL SERVICES METHOD. THE HUB AND SPOKE(R) INVESTMENT FUND STRUCTURE EMPLOYS A TWO-TIER MASTER-FEEDER STRUCTURE AND IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R) ON PAGE 2.

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated __________, 1996 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116, Attention: The Pierpont Funds, or by calling (800) 847-9487.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS __________, 1996.

TABLE OF CONTENTS


PAGE

Investors for Whom the Fund Is Designed..........................
Special Information Concerning Hub and Spoke (R).................
Investment Objective and Policies................................
Additional Investment Information and Risk Factors...............
Investment Restrictions..........................................
Management of the Trust and the Portfolio........................
Shareholder Servicing............................................

PAGE

Purchase of Shares..............................................
Redemption of Shares............................................
Exchange of Shares..............................................
Dividends and Distributions.....................................
Net Asset Value.................................................
Organization....................................................
Taxes...........................................................
Additional Information..........................................
Appendix........................................................

THE PIERPONT ASIA GROWTH FUND

INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for long-term investors who want access to the rapidly growing Asian markets. The Fund seeks to achieve its investment objective by investing all of its investable assets in The Asia Growth Portfolio, a diversified open-end management investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options and forward contracts on foreign currencies. The potential risks of investing in these derivative instruments are discussed in Additional Investment Information and Risk Factors and the Appendix. The Portfolio may also purchase certain privately placed securities. The Portfolio's investments in securities of Asian growth markets involve foreign investment risks and may be more volatile and less liquid than domestic securities. For further information about these investments, see Investment Objective and Policies below.

The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of a Pierpont Fund as of September 29, 1995, the minimum investment is $10,000. Certain omnibus accounts require a minimum initial investment of $250,000. See Purchase of Shares. The minimum subsequent investment is $5,000. See Purchase of Shares. If a shareholder reduces his or her investment in the Fund to less than the applicable minimum investment, the investment is subject to mandatory redemption. See Redemption of Shares-- Mandatory Redemption by the Fund.

This Prospectus describes the investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates through Signature Financial Group, Inc.'s ("Signature") Hub and Spoke(R) financial services method. The Trustees believe that the Fund may achieve economies of scale over time by investing through the Hub and Spoke(R) structure.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolio and Shareholder Servicing.

SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases.................................. None
Sales Load Imposed on Reinvested Dividends....................... None
Deferred Sales Load.............................................. None
Redemption Fees.................................................. None
Exchange Fees.................................................... None

EXPENSE TABLE
ANNUAL OPERATING EXPENSES*

Advisory Fees.................................................... 0.80%
Rule 12b-1 Fees.................................................. None
Other Expenses (after expense reimbursement)..................... 0.80%

Total Operating Expenses (after expense reimbursement)........... 1.60%

*These expenses are based on estimated expenses of the Fund and the Portfolio and estimated average net assets for the Fund's first fiscal year, after any applicable expense reimbursement. Without such expected reimbursement, the estimated Total Operating Expenses would be equal on an annual basis to 1.97% of the estimated average daily net assets of the Fund. See Management of the Trust and the Portfolio.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year............................................................ $ 16
3 Years........................................................... $ 50

The above expense table is designed to assist investors in understanding the various estimated direct and indirect costs and expenses that investors in the Fund bear. The estimated fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services and the Shareholder Servicing Agreements, organizational expenses, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to SBDS under the Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements, including expense reimbursements, see Management of the Trust and the Portfolio and Shareholder Servicing. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

The Fund's annual report will include a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R)

The Trust and the Portfolio use certain proprietary rights, know-how and financial services referred to as Hub and Spoke(R). Hub and Spoke(R) is a registered service mark of Signature. Signature Broker-Dealer Services, Inc. (the Trust's and Portfolio's Administrator and the Trust's Distributor) is a wholly owned subsidiary of Signature.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Portfolio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The Hub and Spoke(R) investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Administrator at (800) 847-9487.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Additional Investment Information and Risk Factors and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restrictions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies they employ in their efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to achieve a high total return from a portfolio of equity securities of companies in Asian growth markets. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Asia Growth Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for long-term investors who want access to the rapidly growing Asian markets. THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM NOR IS THE FUND SUITABLE FOR ALL INVESTORS. MANY INVESTMENTS IN ASIAN GROWTH MARKETS CAN BE CONSIDERED SPECULATIVE AND, THEREFORE, MAY OFFER HIGHER POTENTIAL FOR GAINS AND LOSSES AND MAY BE MORE VOLATILE THAN INVESTMENTS IN THE DEVELOPED MARKETS OF THE WORLD. See Additional Investment Information and Risk Factors.

The Advisor considers "Asian growth markets" to be Bangladesh, China, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Sri Lanka, Thailand, Taiwan, Hong Kong, and Singapore.

A company in an Asian growth market is one that: (i) has its principal securities trading market in an Asian growth market; or (ii) is organized under the laws of an Asian growth market; or (iii) derives 50% or more of its total revenue and/or profits from either goods produced, sales made or services performed in Asian growth markets; or (iv) has at least 50% of its assets located in Asian growth markets.

The Portfolio seeks to achieve its objective through country allocation and company selection. Morgan uses a disciplined portfolio construction process to seek to enhance returns and reduce volatility in the market value of the Portfolio relative to its benchmark. The Portfolio's benchmark is a customized index comprised of Morgan Stanley Capital International's indices for Hong Kong and Singapore and the International Finance Corporation's Investable indices for China, Indonesia, Malaysia, Philippines, South Korea, Taiwan and Thailand.

Based on fundamental research, quantitative valuation techniques and experienced judgment, Morgan identifies those countries where economic and political factors, including currency movements, are likely to produce above-average returns. Drawing on this analysis, Morgan allocates the Portfolio among Asian growth markets by overweighting or underweighting selected countries against the benchmark. Currently, three Asian growth markets--Hong Kong, Malaysia and Thailand--represent more than 60% of the market value of the benchmark and of the Portfolio.

To select investments for the Portfolio, the Advisor ranks companies in each Asian growth market within industrial sectors according to their relative value. These valuations are based on the Advisor's fundamental research and use of quantitative tools to project a company's long-term prospects for earnings growth and its dividend paying capability. Based on this valuation,

Morgan then selects the companies which appear most attractive for the Portfolio. Typically, the Portfolio's industrial sector weightings will be similar to those of its benchmark.

The Portfolio intends to manage its portfolio actively in pursuit of its investment objective. The Portfolio does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its objective. To the extent the Portfolio engages in short-term trading, it may realize short-term capital gains or losses and incur increased transaction costs. See Taxes below. The estimated annual portfolio turnover rate for the Portfolio is generally not expected to exceed [125]%.

The Portfolio's investments are primarily in securities denominated in foreign currencies, but it may also invest in securities denominated in the U.S. dollar or multinational currency units such as the ECU. The Advisor will not routinely attempt to hedge the Portfolio's foreign currency exposure. However, the Advisor may from time to time engage in foreign currency exchange transactions if, based on fundamental research, technical factors, and the judgment of experienced currency managers, it believes the transactions would be in the Portfolio's best interest. For further information on foreign currency exchange transactions, see Additional Investment Information and Risk Factors.

EQUITY INVESTMENTS. In normal circumstances, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the value of its total assets in equity securities of companies in Asian growth markets consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Portfolio's primary equity investments are the common stock of companies the Advisor has identified as attractive in the Asian growth markets. Such investments will be made in at least three different countries considered to be Asian growth markets. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

Certain Asian growth markets are closed in whole or in part to equity investments by foreigners except through specifically authorized investment funds. Securities of other investment companies may be acquired by the Portfolio to the extent permitted under the Investment Company Act of 1940 (the "1940 Act")--that is, the Portfolio may invest up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the outstanding voting stock of any one investment company is held by the Portfolio. In addition, not more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company. As a shareholder in an investment fund, the Portfolio would bear its share of that investment fund's expenses, including its advisory and administration fees. At the same time the Portfolio and the Fund would continue to pay their own operating expenses.

The Portfolio may also invest in money market instruments denominated in U.S. dollars and other currencies, purchase securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities and enter into forward foreign currency exchange contracts. In addition, the

Portfolio may use options on securities and indexes of securities, futures contracts and options on futures contracts for hedging and risk management purposes. Forward foreign currency exchange contracts, options and futures contracts are derivative instruments. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

INVESTING IN ASIAN GROWTH MARKETS. The Portfolio invests primarily in equity securities of companies in Asian growth markets. Investments in securities of issuers in Asian growth markets may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers described below to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;
(ii) the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

As an example of specific concerns attendant to investing in Asian growth markets, the People's Republic of China (the "PRC") has only recently permitted private economic activities and the PRC government has exercised and continues to exercise substantial control over virtually every sector of the PRC economy through regulation and state ownership. The PRC is a socialist state which since 1949 has been, and is expected to continue to be, controlled by the Chinese Communist Party of the PRC. Continued economic growth and development in the PRC, as well as opportunities for foreign investment and prospects of private sector enterprises in the PRC, will depend in many respects on the implementation of the PRC's current program of economic reform, which cannot be assured. Other examples include: Indonesia's, Malaysia's, Thailand's and Taiwan's limitations on foreign ownership of shares of any listed company, India's settlement delays, where settlement is through physical delivery, and Thailand's border disputes with Laos and Cambodia.

In Hong Kong, British proposals to extend limited democracy have caused a political rift with the PRC, which is scheduled to assume sovereignty over the colony in 1997. Although the PRC has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of economic system in Hong Kong after the reversion will depend on the actions of the government of the PRC. In addition, such reversion has increased sensitivity in Hong Kong to political developments and statements by public figures in the PRC. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance. For additional information, see Appendix C--Investing in Japan and Asian Growth Markets in the Statement of Additional Information.

OTHER FOREIGN INVESTMENT INFORMATION. Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies.

Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

Since the Portfolio's investments in foreign securities involve foreign currencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Transactions.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio buys and sells securities and receives interest and dividends in currencies other than the U.S. dollar, the Portfolio may enter from time to time into foreign currency exchange transactions. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. The cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Portfolio will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WARRANTS. The Portfolio invests in warrants, which entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. As the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income investments no interest accrues to the Portfolio until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See Illiquid Investments; Privately Placed and other Unregistered Securities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For the purposes of the 1940 Act, it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

ILLIQUID INVESTMENTS, PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio may (a) purchase and sell (write) exchange traded and over-the-counter put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities, and (c) purchase and sell (write) put and call options on futures contracts on indexes of equity securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging and risk management purposes. The Portfolio may not use futures contracts and options for speculation.

The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets. In addition, the Portfolio will not purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net asset value of the Portfolio. For more detailed information about these transactions, see the Appendix to this Prospectus and Investment Objectives and Policies--Risk Management in the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objective. The Portfolio may invest in money market instruments of foreign or domestic issuers denominated in U.S. dollars and other currencies. Under normal circumstances the Portfolio will purchase these securities to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the Portfolio may also invest in money market instruments without limitation as a temporary defensive measure taken in the Advisor's judgment during, or in anticipation of, adverse market conditions. For more detailed information about these money market investments, see Investment Objectives and Policies in the Statement of Additional Information.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the Statement of Additional Information, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment restrictions.

The Portfolio may not purchase securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities. In addition, the Portfolio may not borrow money except that the Portfolio may (a) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (b) enter into reverse repurchase agreements for any purpose, provided that (a) and (b) in total do not exceed one-third of the Portfolio's total assets less liabilities (other than borrowings); and the Portfolio may not issue senior securities except as permitted by the 1940 Act or any rule, order or interpretation thereunder. See Additional Investment Information and Risk Factors--Loans of Portfolio Securities and Reverse Repurchase Agreements.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restrictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Portfolio, the Trustees decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust and of the Portfolio are identified below.

FrederickFormer Executive Vice President and Chief
         Financial Officer, Amoco Corporation
William GFormer Vice Chairman of the Board and Chief
         Financial Officer, NYNEX Corporation
Arthur C.Former Senior Vice President, Morgan Guaranty
         Trust Company of New York
Matthew HChairman and Chief Executive Officer; Chairman,
         Pierpont Group, Inc.
Michael PSenior Vice President, Capital Cities/ABC, Inc.,
         President, Broadcast Group

A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and The JPM Institutional Funds, up to and including creating a separate board of trustees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Fund and the Portfolio.

The Portfolio and the Trust have each entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pierpont Group, Inc. in providing these services. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to these funds. See Trustees and Officers in the Statement of Additional Information. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

ADVISOR. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $179 billion (of which the Advisor advises over $28 billion). Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For equity portfolios, this process utilizes fundamental research, systematic stock selection, disciplined portfolio construction and, in the case of foreign equities, country exposure and currency management. Morgan has managed portfolios of equity securities of companies in emerging markets, including Asian growth markets, since 1990. The portfolio managers making investments in Asian growth markets work in conjunction with Morgan's equity analysts focused on Asian growth markets, as well as capital market, credit and economic research analysts, traders and administrative officers. The Asian equity analysts, located in Singapore, each cover a different industry, monitoring a universe of approximately 250 companies in the region.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically): Steven T. Ho, Vice President (since March, 1995, employed by Morgan since prior to 1991 as a portfolio manager of Asian investments and as an investment research analyst) and Douglas
J. Dooley, Managing Director (since March, 1995, employed as a portfolio manager of emerging markets investments since prior to 1991).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.80% of the Portfolio's average daily net assets.

Under separate agreements, Morgan also provides financial, fund accounting and administrative services to the Fund and the Portfolio and shareholder services to shareholders of the Fund. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

ADMINISTRATOR AND DISTRIBUTOR. Under Administration Agreements with the Trust and the Portfolio, Signature Broker-Dealer Services, Inc. ("SBDS") serves as the Administrator for the Trust and the Portfolio. In this capacity, SBDS administers and manages all aspects of the Fund's and the Portfolio's day-to-day operations subject to the supervision of the Trustees, except as set forth under Advisor, Administrative Services Agent, Custodian and Shareholder Servicing. In connection with its responsibilities as Administrator, SBDS (i) furnishes ordinary clerical and related services for day-to-day operations including certain recordkeeping responsibilities; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"); and (v) performs such administrative and managerial oversight of the activities of the Trust's and the Portfolio's custodian and transfer agent as the Trustees may direct from time to time.

Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds or The JPM Advisor Funds invest. This charge is calculated in accordance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.01% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios.

SBDS, a registered broker-dealer, also serves as the Distributor of shares of the Fund and the exclusive placement agent for the Portfolio. SBDS is a wholly owned subsidiary of Signature. Signature and its affiliates currently provide administration and distribution services for a number of registered investment companies through offices located in Boston, New York, London, Toronto and George Town, Grand Cayman.

ADMINISTRATIVE SERVICES AGENT. Under Administrative Services Agreements with the Trust and the Portfolio, Morgan is responsible for certain financial, fund accounting and administrative services provided to the Fund and the Portfolio, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund dividends and net asset value per share and keeping the Fund's books of account. Under these agreements, each of the Fund and the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, serves as the Fund's and the Portfolio's Custodian and Transfer and Dividend Disbursing Agent.

EXPENSES. In addition to the fees payable to Morgan, SBDS and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Administrator and Distributor and Administrative Services Agent above and Shareholder Servicing below, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and registration fees under state securities laws. For the Portfolio, such expenses also include registration fees under foreign securities laws, custodian fees and brokerage expenses.

Morgan has agreed that it will reimburse the Fund through at least December 31, 1996 to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 1.60% of the Fund's average daily net assets. This limit does not cover extraordinary expenses during the period. There is no assurance that Morgan will continue this waiver beyond the specified period, except as required by the following sentence. Morgan has agreed to waive fees as necessary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year.

SHAREHOLDER SERVICING

The Fund has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution which is a customer of Morgan (an "Eligible Institution"). The Fund has agreed to pay Morgan for these services at an annual rate (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.25% of the Fund's average daily net assets. Under the terms of the Shareholder Servicing Agreement with the Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 521-5411.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an Eligible Institution. Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of another Pierpont Fund as of September 29, 1995, the minimum initial investment in the Fund is $10,000. The minimum subsequent investment for all investors is $5,000. These minimum investment requirements may be waived for investors for whom the Advisor is a fiduciary or who are employees of the Advisor, or who maintain related accounts with The Pierpont Funds or the Advisor or maintain investments in The Pierpont Funds (other than the money market funds) when such accounts and/or investments total $500,000 or more.

For investors such as investment advisors, trust companies and financial advisors who make investments for a group of clients, the minimum investment in the Fund is (i) $100,000 per individual client or (ii) $250,000 for an aggregated purchase order for more than one client. An employer-sponsored retirement plan opening an account in the Fund will be required to attain a minimum balance of $250,000 within thirteen months of opening the account.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.

To purchase shares in the Fund, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the next business day. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance in placing an order for Fund shares. If the Fund receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser generally becomes a holder of record on the next business day upon the Fund's receipt of payment. If the Fund receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Eligible Institutions may separately establish their own terms, conditions and charges for providing the aforementioned services and for providing other services.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at
(800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Additional Information below for an explanation of the telephone redemption policy of The Pierpont Funds.

A redemption request received by the Fund prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are deposited the next business day in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions, and, subject to Further Redemption Information below, in any event is within seven days.

MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in the Fund falls below the applicable minimum investment amount because of a redemption of shares, the shareholder's remaining shares may be redeemed by the Fund 60 days after written notice to the shareholder unless the account is increased to the applicable minimum investment amount or more. Investors who were shareholders of a Pierpont Fund as of September 29, 1995 are required to maintain an investment of $10,000 in the Fund.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under Taxes below, the Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from the Fund into any other Pierpont Fund or JPM Institutional Fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least each of those fund's minimum investment amounts. See Method of Purchase in the prospectuses for the other Pierpont Funds and The JPM Institutional Funds for the minimum investment amount for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other Pierpont Funds and The JPM Institutional Funds. See also Additional Information below for an explanation of the telephone exchange policy of The Pierpont Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income, if any, are declared and paid annually. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Substantially all the realized net capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Declared dividends and distributions are payable to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net Asset Value in the Statement of Additional Information for information on valuation of portfolio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:15 P.M. New York time on Monday through Friday, except on the holidays listed under Net Asset Value in the Statement of Additional Information.

ORGANIZATION

The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachusetts business trust." The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, fifteen series of shares have been authorized and are available for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable by the Fund. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.

The Portfolio in which all of the assets of the Fund are invested is a series (subtrust) of The Series Portfolio, a trust organized under the laws of the State of New York. The Series Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends to qualify the Fund as a separate regulated investment company under Subchapter M of the Code. For the Fund to qualify as a regulated investment company, the Portfolio limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except U.S. Government securities, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares. Distributions of this type to corporate shareholders of the Fund will not qualify for the dividends-received deduction because the income of the Fund will not consist of dividends paid by U.S. corporations.

Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction.

Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

The Fund is subject to foreign withholding taxes with respect to income received from sources within certain foreign countries. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any such foreign income taxes paid by it as paid directly by its shareholders. The Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes and gross income derived from sources within any foreign country or possession of the United States, if any, to be treated as paid by the shareholders. If the Fund makes the election, each shareholder will be required to include in income his proportionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (which is subject to certain limitations) or, if the shareholder itemizes deductions, a deduction for his share of the foreign income taxes in computing his federal income tax liability. (No deduction will be permitted to individuals in computing their alternative minimum tax liability.)

Distributions of foreign exchange gains resulting from certain transactions, including the sale of foreign currencies, are taxed as ordinary income.

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semiannual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements, reflecting all other account activity, including dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Shareholder Servicing Agent, or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, the Tokyo Stock Price Index, Standard & Poor's Composite Stock Price Index, the Dow Jones Industrial Average, the Frank Russell Indexes, the Morgan Stanley Capital International indices, the IFC Investable indices, the Financial Times World Stock Index and other industry publications.

The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. This method of calculating total return is required by regulations of the Securities and Exchange Commission. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Fund's Distributor at (800) 847-9487.

APPENDIX

The Portfolio may (a) purchase and sell (write) exchange traded and over-the-counter put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities, and (c) purchase and sell (write) put and call options on futures contracts on indexes of equity securities. Each of these instruments is a derivative instrument, as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging and risk management purposes. See Risk Management in the Statement of Additional Information. The Portfolio may not use futures contracts and options for speculation.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

OPTIONS ON INDEXES. The Portfolio may purchase and sell (write) put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an over-the-counter option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE TRUST OR THE DISTRIBUTOR TO MAKE SUCH OFFER IN SUCH JURISDICTION.


  -----------------------------------

THE
PIERPONT
ASIA GROWTH
FUND




PROSPECTUS
__________, 1996

 JPM523







                               THE PIERPONT FUNDS




                         THE PIERPONT MONEY MARKET FUND
                    THE PIERPONT TAX EXEMPT MONEY MARKET FUND
                     THE PIERPONT TREASURY MONEY MARKET FUND
                        THE PIERPONT SHORT TERM BOND FUND
                             THE PIERPONT BOND FUND
                        THE PIERPONT TAX EXEMPT BOND FUND
                  THE PIERPONT NEW YORK TOTAL RETURN BOND FUND
                          THE PIERPONT DIVERSIFIED FUND
                            THE PIERPONT EQUITY FUND
                     THE PIERPONT CAPITAL APPRECIATION FUND
                     THE PIERPONT INTERNATIONAL EQUITY FUND

                    THE PIERPONT EMERGING MARKETS EQUITY FUND
                        THE PIERPONT EUROPEAN EQUITY FUND
                         THE PIERPONT JAPAN EQUITY FUND
                          THE PIERPONT ASIA GROWTH FUND





                       STATEMENT OF ADDITIONAL INFORMATION




                                              , 1996













THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE FUND OR FUNDS LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM SIGNATURE BROKER-DEALER SERVICES, INC., ATTENTION:
THE PIERPONT FUNDS; (800) 847-9487.

                              Table of Contents

                                                                       PAGE

General.................................                               1
Investment Objectives and Policies......                               1
Investment Restrictions.................                               30
Trustees and Officers...................                               50
Investment Advisor......................                               54
Administrator and Distributor...........                               59
Services Agent..........................                               62
Custodian...............................                               65
Shareholder Servicing...................                               65
Independent Accountants.................                               67
Expenses................................                               67
Purchase of Shares......................                               68
Redemption of Shares....................                               69
Exchange of Shares......................                               70
Dividends and Distributions.............                               70
Net Asset Value.........................                               70
Performance Data........................                               72
Portfolio Transactions..................                               76
Massachusetts Trust.....................                               79
Description of Shares...................                               80
Taxes...................................                               82
Additional Information..................                               87
Financial Statements....................                               88
Appendix A - Description of Securities
 Ratings................................                               A-1
Appendix B - Additional Information
 Concerning New York Municipal

 Obligations............................                               B-1
Appendix C - Investing in Japan
and Asian Growth Markets. . . . . . . . . . .                          C-1

GENERAL


         The Pierpont Funds currently consist of twelve funds: The Pierpont Money Market Fund, The Pierpont Treasury Money Market Fund, The Pierpont Tax Exempt Money Market Fund, The Pierpont Short Term Bond Fund, The Pierpont Bond Fund, The Pierpont Tax Exempt Bond Fund, The Pierpont New York Total Return Bond Fund, The Pierpont Equity Fund, The Pierpont Capital Appreciation Fund, The Pierpont International Equity Fund, The Pierpont Emerging Markets Equity Fund , The Pierpont Diversified Fund and The Pierpont European Equity Fund, The Pierpont Japan Equity Fund and The Pierpont Asia Growth Fund (collectively, the "Funds"). Each of the Funds is a series of The Pierpont Funds, an open-end management investment company formed as a Massachusetts business trust (the "Trust"; where appropriate, references to the "Trust" refer to the Trust acting on behalf of a Fund and references to a

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"Fund" refer to a Fund acting through the Trust).

         This Statement of Additional Information describes the financial history, investment objectives and policies, management and operation of each of the Funds to enable investors to select the Funds which best suit their needs. The Pierpont Funds operate through Signature Financial Group, Inc.'s Hub and Spoke(R) financial services method. Formerly, The Pierpont Money Market Fund, The Pierpont Tax Exempt Money Market Fund, The Pierpont Bond Fund, The Pierpont Tax Exempt Bond Fund, The Pierpont Equity Fund, The Pierpont Capital Appreciation Fund, and The Pierpont International Equity Fund operated as free-standing mutual funds and not through Hub and Spoke(R). Where indicated in this Statement of Additional Information, historical information for each of these Funds includes information for their respective predecessor entities.

         This Statement of Additional Information provides additional information with respect to the Funds, and should be read in conjunction with the current Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Funds' Prospectus. The Funds' executive offices are located at 6 St. James Avenue, Boston, Massachusetts 02116.

INVESTMENT OBJECTIVES AND POLICIES

         THE PIERPONT MONEY MARKET FUND (the "Money Market Fund") is designed to be an economical and convenient means of making substantial investments in money market instruments. The Money Market Fund's investment objective is to maximize current income and maintain a high level of liquidity. The Fund attempts to achieve this objective by investing all of its investable assets in The Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Money Market Fund.

         The Portfolio seeks to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar denominated securities described in the Prospectus and this Statement of Additional Information that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months. The Portfolio's ability to achieve maximum current income is affected by its high quality standards. See "Quality and Diversification Requirements."

         THE PIERPONT TAX EXEMPT MONEY MARKET FUND (the "Tax Exempt Money Market Fund") is designed to be an economical and convenient means of making substantial investments in instruments that are exempt from federal income tax. The Tax Exempt Money Market Fund's investment objective is to provide a high level of current income that is exempt from federal income tax and maintain a high level of liquidity. See "Taxes." The Fund

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attempts to achieve this objective by investing all of its investable assets in
The Tax Exempt Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Tax Exempt Money Market Fund.

         The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar-denominated securities described in the Prospectus and this Statement of Additional Information that meet certain rating criteria, present minimal credit risks, have effective maturities of not more than thirteen months and earn interest wholly exempt from federal income tax in the opinion of bond counsel for the issuer, but it may invest up to 20% of its total assets in taxable obligations. See "Quality and Diversification Requirements." Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicability of the alternative minimum tax, see "Taxes."

         THE PIERPONT TREASURY MONEY MARKET FUND (the "Treasury Money Market Fund") is designed to be an economical and convenient means of making substantial investments primarily in short term direct obligations of the U.S. Treasury. The Treasury Money Market Fund's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Fund attempts to accomplish this objective by investing all of its investable assets in The Treasury Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Treasury Money Market Fund.

         The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing primarily in U.S. Treasury securities and by investing in certain U.S. Treasury securities described in the Prospectus and in this Statement of Additional Information that have effective maturities of not more than thirteen months. See "Quality and Diversification Requirements."

         THE PIERPONT SHORT TERM BOND FUND (the "Short Term Bond Fund") is designed for investors who place a strong emphasis on conservation of capital but who also want a return greater than that of a money market fund or other very low risk investment vehicles. It is appropriate for investors who do not require the stable net asset value typical of a money market fund but who want less price fluctuation than is typical of a longer-term bond fund. The Short Term Bond Fund's investment objective is to provide a high total return while attempting to limit the likelihood of negative quarterly returns. The Short Term Bond Fund seeks to achieve this high total return to the extent consistent with modest risk of capital and the maintenance of liquidity. The Short Term Bond Fund attempts to achieve its investment objective by investing all of its investable assets in

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The Short Term Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Short Term Bond Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in the corporate and government debt obligations and related securities described in the Prospectus and this Statement of Additional Information.

         THE PIERPONT BOND FUND (the "Bond Fund") is designed to be an economical and convenient means of making substantial investments in a broad range of corporate and government debt obligations and related investments of domestic and foreign issuers, subject to certain quality and other restrictions. See "Quality and Diversification Requirements." The Bond Fund's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Bond Fund will fluctuate, the Bond Fund attempts to conserve the value of its investments to the extent consistent with its objective. The Bond Fund attempts to achieve its objective by investing all of its investable assets in The U.S. Fixed Income Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Bond Fund.

         The Portfolio attempts to achieve its investment objective by investing in high grade corporate and government debt obligations and related securities of domestic and foreign issuers described in the Prospectus and this Statement of Additional Information.

         INVESTMENT PROCESS

         Duration/yield curve management: Morgan's duration decision begins with an analysis of real yields, which its research indicates are generally a reliable indicator of longer term interest rate trends. Other factors Morgan studies in regard to interest rates include economic growth and inflation, capital flows and monetary policy. Based on this analysis, Morgan forms a view of the most likely changes in the level and shape of the yield curve -- as well as the timing of those changes -- and sets the Portfolio's duration and maturity structure accordingly. Morgan typically limits the overall duration of the Portfolio to a range between one year shorter and one year longer than that of the Salomon Brothers Broad Investment Grade Bond Index, the benchmark index.

         Sector allocations: Sector allocations are driven by Morgan's fundamental and quantitative analysis of the relative valuation of a broad array of fixed income sectors. Specifically, Morgan utilizes market and credit analysis to assess whether the current risk-adjusted yield spreads of various sectors are likely to widen or narrow. Morgan then overweights (underweights) those sectors its analysis indicates offer the

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most (least) relative value, basing the speed and magnitude of these shifts on valuation considerations.

         Security selection: Securities are selected by the portfolio manager, with substantial input from Morgan's fixed income analysts and traders. Using quantitative analysis as well as traditional valuation methods, Morgan's applied research analysts aim to optimize security selection within the bounds of the Portfolio's investment objective. In addition, credit analysts -- supported by Morgan's equity analysts -- assess the creditworthiness of issuers and counterparties. A dedicated trading desk contributes to security selection by tracking new issuance, monitoring dealer inventories, and identifying attractively priced bonds. The traders also handle all transactions for the Portfolio.

         THE PIERPONT TAX EXEMPT BOND FUND (the "Tax Exempt Bond Fund") is designed to be an economical and convenient means of making substantial investments in debt obligations that are exempt from federal income tax. The Tax Exempt Bond Fund's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. See "Taxes." The Fund attempts to achieve its investment objective by investing all of its investable assets in The Tax Exempt Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Tax Exempt Bond Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in securities of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest of which is exempt from federal income tax in the opinion of bond counsel for the issuer, but it may invest up to 20% of its total assets in taxable obligations. The Tax Exempt Bond Fund seeks to maintain a current yield that is greater than that obtainable from a portfolio of short term tax exempt obligations, subject to certain quality restrictions. See "Quality and Diversification Requirements."

         THE PIERPONT NEW YORK TOTAL RETURN BOND FUND (the "New York Total Return Bond Fund") is designed to be an economical and convenient means of investing in a portfolio consisting primarily of debt obligations that are exempt from federal and New York State income taxes. The New York Total Return Bond Fund's investment objective is to provide a high after tax total return for New York residents consistent with moderate risk of capital. Total return will consist of income plus capital gains and losses. The Fund attempts to achieve its objective by investing all of its investable assets in The New York Total Return Bond Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in municipal securities issued by New York State and its political subdivisions and by agencies, authorities and instrumentalities of New York and its political subdivisions.
 These securities earn income exempt from federal and New York State and local income taxes but, in certain circumstances, may be subject to alternative minimum tax. In addition, the Portfolio may invest in municipal securities issued by states other than New York, by territories and possessions of the United States and by the District of Columbia and their political subdivisions, agencies and instrumentalities. These securities earn income exempt from federal income taxes but, in certain circumstances, may be subject to alternative minimum tax. In order to seek to enhance the Portfolio's after tax return, the Portfolio may also invest in securities which earn income subject to New York and/or federal income taxes. These securities include U.S. government securities, corporate securities and municipal securities issued on a taxable basis.

         THE PIERPONT DIVERSIFIED FUND (the "Diversified Fund") is designed for investors who wish to invest for long term objectives such as retirement and who seek to attain real appreciation in their investments over the long term, but with somewhat less price fluctuation than a portfolio consisting solely of equity securities. The Diversified Fund's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Diversified Portfolio, a diversified open-end management investment company having the same investment objective as the Diversified Fund.

         THE PIERPONT EQUITY FUND (the "Equity Fund") is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index. The Equity Fund's investment objective is to provide a high total return from a portfolio of selected equity securities. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Selected U.S. Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Equity Fund.


         In normal circumstances, at least 65% of the Portfolio's net assets will be invested in equity securities consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certifications, limited partnership interests and equity participations (collectively, "Equity Securities"). The Portfolio's primary equity investments are the common stock of large and medium sized U.S. corporations and, to a limited extent, similar securities of foreign corporations.

         INVESTMENT PROCESS

         Fundamental research: Morgan's 20 domestic equity analysts, each an industry specialist with an average of 13 years of experience, follow 700 predominantly large- and medium-sized U.S. companies -- 500 of which form the universe for the Portfolio's investments. Their research goal is to forecast normalized, longer term earnings and dividends for the most attractive companies among those they cover. In doing this, they may work in concert with Morgan's international equity analysts in order to gain a broader perspective for evaluating industries and companies in today's global economy.

         Systematic valuation: The analysts' forecasts are converted into comparable expected returns by a dividend discount model, which calculates those expected returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long term earnings power. Within each sector, companies are ranked by their expected return and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Disciplined portfolio construction: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among first-quintile stocks; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misvaluation will be corrected within a reasonable time frame and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. The portfolio manager seeks to hold sector weightings close to those of the S&P 500 Index, reflecting Morgan's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help protect the portfolio from macroeconomic risks, and --together with diversification -- represents an important element of Morgan's risk control strategy. A dedicated trading desk handles all transactions for the Portfolio.

         THE PIERPONT CAPITAL APPRECIATION FUND (the "Capital Appreciation Fund") is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The Capital Appreciation Fund's investment objective is to provide a high total return from portfolio of Equity Securities of small companies. The Fund attempts to achieve its investment objective by investing all of its investable assets in The U.S. Small Company Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Capital Appreciation Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in the common stock of small U.S. companies included in the Russell 2500 Index, which is composed of 2,500 common stocks of U.S. companies with market capitalizations ranging between $100 million and $1.5 billion.

         INVESTMENT PROCESS

         Fundamental Research: Morgan's 20 domestic equity analysts -- each an industry specialist with an average of 13 years of experience -- continuously monitor the small cap stocks in their respective sectors with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Their research goal is to forecast normalized, long-term earnings and dividends for the most attractive small cap companies among those they monitor -- a universe that generally contains a total of 300-350 names. Because Morgan's analysts follow both the larger and smaller companies in their industries -- in essence, covering their industries from top to bottom -- they are able to bring broad perspective to the research they do on both.

         Systematic valuation: The analysts' forecasts are converted into comparable expected returns by Morgan's dividend discount model, which calculates those returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long-term earnings power. Within each industry, companies are ranked by their expected returns and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Disciplined portfolio construction: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among the stocks in the top two quintiles of the rankings: the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misevaluation will soon be corrected and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. The portfolio manager seeks to hold sector weightings close to those of the Russell 2500 Index, the Portfolio's benchmark, reflecting Morgan's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help to protect the portfolio from macroeconomic risks, and -- together with diversification -- represents an important element of Morgan's investment strategy.

         THE PIERPONT INTERNATIONAL EQUITY FUND (the "International Equity Fund") is designed for investors with a long term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the Morgan Stanley Europe, Australia and Far East Index (the "EAFE Index"). The International Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of foreign corporations. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Non-U.S. Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the International Equity Fund.

         The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of foreign corporations. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

         INVESTMENT PROCESS

         Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then rank countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparisons to the EAFE Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk premium forecast. Morgan places limits on the total size of the Portfolio's country over- and under-weightings relative to the EAFE Index.

         Stock selection: Morgan's 44 international equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 1,000 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the purchases in the top third of the rankings, and to keep sector weightings close to those of the EAFE Index, the Fund's benchmark. Once a stock falls into the bottom third of the rankings, it generally becomes a sales candidate. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

         Currency management: Currency is actively managed, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the Fund's return. Morgan's currency decisions are supported by a proprietary tactical mode which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic political and market factors, Morgan's currency group recommends currency strategies that are implemented in conjunction with the portfolio's investment strategy.

         THE PIERPONT EMERGING MARKETS EQUITY FUND (the "Emerging Markets Equity Fund") is designed for investors with a long term investment horizon who want exposure to the rapidly growing emerging markets. The Emerging Markets Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of companies in emerging markets. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Emerging Markets Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Emerging Markets Equity Fund.

         The Portfolio seeks to achieve its investment objective by investing primarily in Equity Securities of emerging markets issuers. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of emerging markets countries render investments in such countries inadvisable.

         INVESTMENT PROCESS

         Country allocation: Morgan's country allocation decision begins with a forecast of the expected return of each market in the Portfolio's universe. These expected returns are calculated using a proprietary valuation method that is forward looking in nature rather than based on historical data. Morgan then evaluates these expected returns from two different perspectives:
 first, it identifies countries that have high real expected returns relative to their own history and other nations in their universe. Second, it identifies those countries that it expects will provide high returns relative to their currency risk. Countries that rank highly on one or both of these scores are overweighted relative to the Fund's benchmark, the Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index, while those that rank poorly are underweighted. To help contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

         Stock selection: Morgan's 12 emerging market equity analysts -- each an industry specialist -- monitor a universe of approximately 900 companies in these countries, developing forecasts of earnings and cash flows for the most attractive among them. Companies are ranked from most to least attractive based on this research, and then a diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the Portfolio's holdings in the stocks deemed most undervalued, and to keep sector weightings relatively close to those of the index. Stocks are generally held until they fall into the bottom half of Morgan's rankings.


         THE PIERPONT EUROPEAN EQUITY FUND (the "European Equity Fund") is designed for investors who want an actively managed portfolio of European Equity Securities that seeks to outperform the Morgan Stanley Capital International Europe Index which is comprised of more than 500 companies in fourteen European countries. The European Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of European companies. The European Equity Fund attempts to achieve its investment objective by investing all of its investable assets in The European Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the European Equity Fund.

         The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of European companies. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of European countries render investments in such countries inadvisable.

         INVESTMENT PROCESS

         Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparison to the Morgan Stanley Capital International Europe Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk-premium forecast. In an effort to contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

         Stock selection: Morgan's 15 equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 600 companies, taking a long-term perspective rather than the short time frame common to consensus estimates. The analysts' forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country.
 A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top third of the rankings, and to keep sector weightings close to those of the benchmark. Once a stock falls into the bottom third of the rankings -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate.

         THE PIERPONT JAPAN EQUITY FUND (the "Japan Equity Fund") is designed for investors who want an actively managed portfolio of Japanese Equity Securities that seeks to outperform the Tokyo Stock Price Index ("TOPIX"), a composite market-capitalization weighted-index of all common stocks listed on the First Section of the Tokyo Stock Exchange. The Japan Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of Japanese companies. The Japan Equity Fund attempts to achieve its investment objective by investing all of its investable assets in The Japan Equity Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the Japan Equity Fund. For additional information, see "Appendix C - Investing in Japan and Asian Growth Markets."

         The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of Japanese companies. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing in Japan render investments there inadvisable.

         INVESTMENT PROCESS

         Systematic valuation: Morgan's ten Japanese equity analysts in Tokyo --each an industry specialist -- follow a total of over 300 Japanese companies. The most attractive names in that universe are identified by a multifactor model which screens for low price/earnings ratios, high earnings growth rates and high sales/price ratios. Within each sector, this subset of the universe is ranked by these three measures and broken into quintiles; the companies in the top quintile are considered the most attractive ones from both a growth and valuation viewpoint. To provide an additional check on the valuation of selected companies, the analysts prepare normalized, long-term earnings and dividend forecasts which are converted into comparable expected returns by a dividend discount model.

         Warrant/convertible strategy: Once a company has been identified as a buy candidate, the portfolio manager analyzes the yields on the company's available equity vehicles -- stocks, warrants and convertibles -- to determine which appears the most attractive means of purchase. In an effort to enhance potential returns, the Portfolio also trades among these vehicles -- a strategy that seeks to capitalize on the inefficiencies that pervade the Japanese equity market. If the Portfolio invests in a warrant, it will set aside cash in an amount approximately equal to the difference in the price of the warrant and the market value of the underlying common stock. The cash is invested in money market instruments.

         Disciplined portfolio construction: The portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top 20% of the rankings; the specific companies selected reflect the portfolio manager's judgment concerning the liquidity of an issue, the soundness of the underlying forecasts, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. The portfolio manager strives to hold sector weightings close to those of the benchmark in an effort to contain risk.

         THE PIERPONT ASIA GROWTH FUND (the "Asia Growth Fund") is designed for long-term investors who want access to the rapidly growing Asian markets. The Advisor considers Asian growth markets to be Bangladesh, China, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Sri Lanka, Thailand, Taiwan, Hong Kong and Singapore. The Asia Growth Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of companies in Asian growth markets. The Asia Growth Fund attempts to achieve its investment objective by investing all its investable assets in The Asia Growth Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Asia Growth Fund. For additional information, see "Appendix C -Investing in Japan and Asian Growth Markets."

         The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of companies in Asian growth markets. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of countries considered to be Asian growth markets render investments in such countries inadvisable.

         INVESTMENT PROCESS

         Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of these deviations. Countries with high (low) rankings are overweighted (underweighted) to reflect the above-average (below average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk-premium forecast. In an effort to contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

         Stock selection: Morgan's six Asian equity analysts focused on Asian markets -- each an industry and country specialist -- forecast normalized, long-term earnings and dividend payouts for approximately 250 companies in this region. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country, and are grouped into quintiles. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top 20% of the rankings, and to keep sector weightings close to those of the benchmark. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. Where available, warrants and convertibles are purchased when they appear to have the potential to add value over common stock.


         The following discussion supplements the information regarding the investment objective of each of the Funds and the policies to be employed to achieve this objective by their corresponding Portfolios as set forth above and in the

Prospectus. The investment objective of each Fund and its corresponding Portfolio is identical. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio; similarly, references to a Portfolio also include the corresponding Fund that invests in the Portfolio unless the context requires otherwise.

MONEY MARKET INSTRUMENTS

         As discussed in the Prospectus, each Fund may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased by the Funds appears below. See "Quality and Diversification Requirements."

         U.S. TREASURY SECURITIES. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United
States.

         ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Funds may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities, except that the Treasury Money Market Fund may only invest in certain of these obligations as noted below. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund, except the Treasury Money Market Fund, may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations. Securities in which each Fund, including the Treasury Money Market Fund, may invest that are not backed by the full faith and credit of the United States include, and only for the Treasury Money Market Fund are limited to, obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

         FOREIGN GOVERNMENT OBLIGATIONS. Each of the Funds, except the Tax Exempt Money Market Fund, the Treasury Money Market Fund, the Tax Exempt Bond Fund and the New York Total Return Bond Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or, in the case of the Short Term Bond, Bond, Equity, Capital Appreciation, International Equity, Emerging Markets
Equity or Diversified Funds, in another currency.  See "Foreign
Investments."


         BANK OBLIGATIONS. Each of the Funds, except the Treasury Money Market Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of
(i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets (the "Asset Limitation") and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds may not invest in obligations of foreign branches of foreign banks and the Asset Limitation is not applicable to the International Equity , Emerging Markets Equity, European Equity, Japan Equity or Asia Growth Funds. See "Foreign Investments." The Funds will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Funds, other than the Tax Exempt Money Market, Treasury Money Market, Tax Exempt Bond and New York Total Return Bond Funds, may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).


         COMMERCIAL PAPER. Each of the Funds (except the Treasury Money Market
Fund) may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan Guaranty Trust Company of New York acting as agent, for no additional fee, in its capacity as investment advisor to the Portfolios and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Advisor or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Advisor. Since master demand obligations typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Funds to be liquid because they are payable upon demand. The Funds do not have any specific percentage limitation on investments in master demand obligations.

         REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Funds' Trustees. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price . The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Treasury Money Market Fund will only enter into repurchase agreements involving U.S. Treasury securities or permitted agency securities. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Money Market, Tax Exempt Money Market, and Treasury Money Markets Funds will be fully collateralized within the meaning of paragraph (a)(3) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.

         Each of the Funds (other than the Treasury Money Market

Fund) may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information. The Tax Exempt Money Market and Tax Exempt Bond Funds may not invest in foreign bonds or asset-backed securities.

CORPORATE BONDS AND OTHER DEBT SECURITIES


         As discussed in the Prospectus, the Bond, Short Term Bond, New York Total Return Bond , Diversified and European Equity Funds may invest in bonds and other debt securities of domestic and (except for the New York Total Return Bond Fund) foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the Prospectus and below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."


         ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

TAX EXEMPT OBLIGATIONS

         As discussed in the Prospectus, the Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds and, in certain circumstances, the Bond and Short Term Bond Funds, may invest in tax exempt obligations to the extent consistent with each Fund's investment objective and policies. A description of the various types of tax exempt obligations which may be purchased by the Funds appears in the Prospectus and below. See "Quality and Diversification Requirements."

         MUNICIPAL BONDS. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities.

         Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

         MUNICIPAL NOTES. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

         Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

         Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

         Municipal demand obligations are subdivided into two types: variable rate demand notes and master demand obligations.

         Variable rate demand notes are tax exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which each Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes. Variable rate demand notes are valued at amortized cost; no value is assigned to the right of each Fund to receive the par value of the obligation upon demand or notice.

         Master demand obligations are tax exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, exempt from federal income tax. For a description of the attributes of master demand obligations, see "Money Market Instruments" above. Although there is no secondary market for master demand obligations, such obligations are considered by each Fund to be liquid because they are payable upon demand. The Funds have no specific percentage limitations on investments in master demand obligations.

         The Tax Exempt Money Market Fund may purchase securities of the type described above if they have effective maturities within thirteen months. As required by regulation of the Securities and Exchange Commission (the "SEC"), this means that on the date of acquisition the final stated maturity (or if called for redemption, the redemption date) must be within thirteen months or the maturity must be deemed to be no more than thirteen months because of a maturity shortening mechanism, such as a variable interest rate, coupled with a conditional or unconditional right to resell the investment to the issuer or a third party. See "Variable Rate Demand Notes" and "Puts." A substantial portion of the Tax Exempt Money Market Fund's portfolio is subject to maturity shortening mechanisms consisting of variable interest rates coupled with unconditional rights to resell the securities to the issuers either directly or by drawing on a domestic or foreign bank letter of credit or other credit support arrangement. See "Foreign Investments."

         PUTS. The Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds may purchase without limit municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. Such a right to resell is commonly known as a "put." The aggregate price for bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with each Fund's investment objective and subject to the supervision of the Trustees, the purpose of this practice is to permit each Fund to be fully invested in tax exempt securities while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts.

         Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event the Advisor revises its evaluation of the creditworthiness of the issuer of the underlying security.
 In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Advisor considers the amount of cash available to each Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in each Fund's portfolio and the yield, quality and maturity dates of the underlying securities.

         The Tax Exempt Money Market Fund values any municipal bonds and notes which are subject to puts at amortized cost. No value is assigned to the put. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. The Tax Exempt Bond and New York Total Return Bond Funds value any municipal bonds and notes subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Tax Exempt Bond and New York Total Return Bond Funds were to invest in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities would be valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the SEC. Prior to investing in such securities, the Tax Exempt Bond and New York Total Return Bond Funds, if deemed necessary based upon the advice of counsel, will apply to the SEC for an exemptive order, which may not be granted, relating to the valuation of such securities.

         Since the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, each Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Advisor. Each dealer will be approved on its own merits, and it is each Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review regularly the Advisor's list of approved dealers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the municipal securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. In the case of the Tax Exempt Bond and New York Total Return Bond Funds, other put writers will have outstanding debt rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's Ratings Group ("Standard & Poor's"), or will be of comparable quality in the Advisor's opinion or such put writers' obligations will be collateralized and of comparable quality in the Advisor's opinion. The Trustees have directed the Advisor not to enter into put transactions with any dealer which in the judgment of the Advisor becomes more than a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Funds are unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.

         The Trust has been advised by counsel that the Funds will be considered the owner of the securities subject to the puts so that the interest on the securities is tax exempt income to the Funds. Such advice of counsel is based on certain assumptions concerning the terms of the puts and the attendant circumstances.

EQUITY INVESTMENTS


         As discussed in the Prospectus, the Portfolios for the Equity, Capital Appreciation, International Equity and Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds and the equity portion of the Diversified Fund (collectively, the "Equity Portfolios") invest primarily in Equity Securities. The Equity Securities in which the Equity Portfolios invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. A discussion of the various types of equity investments which may be purchased by these Portfolios appears in the Prospectus and below. See "Quality and Diversification Requirements."

         EQUITY SECURITIES. The Equity Securities in which the Equity Portfolios may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Equity Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

WARRANTS

         The Equity Portfolios may invest in warrants, which entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

         Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

FOREIGN INVESTMENTS


         The International Equity and Emerging Markets Equity Funds make substantial investments in foreign countries. The Money Market, Bond, Short Term Bond, Equity, Capital Appreciation , Diversified, European Equity, Japan Equity and Asia Growth Funds may invest in certain foreign securities. The Short Term Bond Fund and the Bond Fund may invest in dollar-denominated fixed income securities of foreign issuers. The Equity Fund may invest in equity securities of foreign corporations included in the S&P 500 Index or listed on a national securities exchange. The Capital Appreciation Fund may invest in equity securities of foreign issuers that are listed on a national securities exchange or denominated or principally traded in the U.S. dollar. The Bond, Short Term Bond, Equity, Capital Appreciation and

Diversified Funds do not expect to invest more than 25%, 25%, 5%, 5% and 30%, respectively, of their total assets at the time of purchase in securities of foreign issuers. All investments of the Money Market Fund must be U.S. dollar-denominated. In the case of the Money Market, Bond and Short Term Bond Funds, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or European, in the case of EDRs, securities markets.


         Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Equity, Capital Appreciation, International Equity, Emerging Markets Equity , Diversified, European Equity, Japan Equity and Asia Growth Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Funds' currency exposure related to foreign investments. The Funds will not enter into such commitments for speculative purposes.


         For a description of the risks associated with investing in foreign securities, see "Additional Investment Information and Risk Factors" in the Prospectus. To the extent that the Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds invest in municipal bonds and notes backed by credit support arrangements with foreign financial institutions, the risks associated with investing in foreign securities may be relevant to these Funds.


         INVESTING IN JAPAN. Investing in Japanese securities may involve the risks associated with investing in foreign securities generally. In addition, because the International Equity and Japan Equity Portfolios will invest in Japan, they will be subject to the general economic and political conditions in Japan. The Asia Growth Portfolio will not invest in Japan.


         Share prices of companies listed on Japanese stock exchanges and on the Japanese OTC market reached historical peaks (which were later referred to as the "bubble") as well as historically high trading volumes in 1989 and 1990. Since then, stock prices in both markets decreased significantly, with listed stock prices reaching their lowest levels in the third quarter of 1992 and OTC stock prices reaching their lowest levels in the fourth quarter of 1992. During the period from January 1, 1989 through December 31, 1994, the highest Nikkei stock average and Nikkei OTC average were 38,915.87 and 4,149.20, respectively, and the lowest for each were 14,309.41 and 1,099.32, respectively. There can be no assurance that additional market corrections will not occur.

         The common stocks of many Japanese companies continue to trade at high price earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.


         Since the International Equity and Japan Equity Portfolios invest in securities denominated in yen, changes in exchange rates between the U.S. dollar and the yen affect the U.S. dollar value of these Portfolios' assets. Such rate of exchange is determined by forces of supply and demand on the foreign exchange markets. These forces are in turn affected by the international balance of payments and other economic, political and financial conditions, government intervention, speculation and other factors. See Foreign Currency Exchange Transactions.

         Japanese securities held by the International Equity and Japan Equity Portfolios are not registered with the SEC nor are the issuers thereof subject to its reporting requirements. There may be less publicly available information about issuers of Japanese securities than about U.S. companies and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.


         Although the Japanese economy has grown substantially over the past four decades, recently the rate of growth had slowed substantially. During 1991, 1992 and 1993, the Japanese economy grew at rates of 4.3%, 1.1% and 0.1%, respectively, as measured by real gross domestic product.


         Japan's success in exporting its products has generated a sizeable trade surplus. Such trade surplus has caused tensions at times between Japan and some of its trading partners. In particular, Japan's trade relations with the United States have recently been the subject of discussion and negotiation between the two nations. The United States has imposed certain measures designed to address trade issues in specific industries. These measures and similar measures in the future may adversely affect the performance of the International Equity and Japan Equity Portfolio.


         Japan's economy has typically exhibited low inflation and low interest rates. There can be no assurance that low inflation and low interest rates will continue, and it is likely that a reversal of such factors would adversely affect the Japanese economy. Moreover, the Japanese economy may differ, favorably or unfavorably, from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.


         Japan has a parliamentary form of government. In 1993 a coalition government was formed which, for the first time since 1955, did not include the Liberal Democratic Party. Since mid-1993, there have been several changes in leadership in Japan. What, if any, effect the current political situation will have on prospective regulatory reforms of the economy in Japan cannot be predicted. Recent and future developments in Japan and neighboring Asian countries may lead to changes in policy that might adversely affect the International Equity and Japan Equity Portfolio.


ADDITIONAL INVESTMENTS

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

         INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each of the Funds and their corresponding Portfolios to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (its corresponding Portfolio). As a shareholder of another investment company, a Fund would bear, along with other shareholders, its PRO RATA portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The Portfolio for the Treasury Money Market Fund will only enter into reverse repurchase agreements involving Treasury securities. For purposes of the 1940 Act it is also considered as the borrowing of money by the Portfolio and, therefore, a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.
 A Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Portfolio will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Market, Tax Exempt Money Market and Treasury Money Market Funds' ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions."

         MORTGAGE DOLLAR ROLL TRANSACTIONS. The Portfolios for the Short Term Bond Fund and the Bond Fund may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the

Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

         LOANS OF PORTFOLIO SECURITIES. Each of the Portfolios may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, generally five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective investors. The Portfolios may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Portfolio will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Portfolio will make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Portfolios, the Advisor or the Distributor, unless otherwise permitted by applicable law.

         PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Portfolios for each of the Funds (except the Treasury Money Market Fund) may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

         As to illiquid investments, a Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the "1933 Act") before it may be sold, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell.

         SYNTHETIC VARIABLE RATE INSTRUMENTS. The Portfolios for the Tax Exempt Bond, New York Total Return Bond and Tax Exempt Money Market Funds may invest in certain synthetic variable rate instruments as described in the Prospectus. In the case of some types of instruments credit enhancement is not provided, and if certain events, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond's tax exempt status, occur, then (i) the put will terminate, (ii) the risk to a Fund will be that of holding a long-term bond, and (iii) in the case of the Tax Exempt Money Market Fund, the disposition of the bond may be required which could be at a loss.


QUALITY AND DIVERSIFICATION REQUIREMENTS


         Each of the Funds, except the New York Total Return Bond and Japan Equity Funds intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the assets of these Funds is subject to the following fundamental limitations: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws, or with respect to the Money Market and Treasury Money Market Funds, as described below. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

         Although the New York Total Return Bond and Japan Equity Funds are not limited by the diversification requirements of the 1940 Act, these Funds will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. To meet these requirements, the Fund must diversify its holdings so that, with respect to 50% of the Fund's assets, no more than 5% of its assets are invested in the securities of any one issuer other than the U.S. Government at the close of each quarter of the Fund's taxable year. The Fund may with respect to the remaining 50% of its assets, invest up to 25% of its assets in the securities of any one issuer (except this limitation does not apply to U.S. Government Securities).

         With respect to the Tax Exempt Money Market and Tax Exempt Bond Funds, for purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. With respect to the New York Total Return Bond Fund, for purposes of diversification under the Code and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes also depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities which a Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the U.S. Government. Consequently, the Funds may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. See "Investment Restrictions."

         MONEY MARKET FUND. In order to attain the Money Market Fund's objective of maintaining a stable net asset value, the Portfolio for the Money Market Fund will (i) limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of its assets, measured at the time of purchase, except for investments held for not more than three business days (subject, however, to the investment restriction No. 4 set forth under "Investment Restrictions" below); and (ii) limit investments to securities that present minimal credit risks and securities (other than U.S. Government securities) that are rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. A description of illustrative credit ratings is set forth in Appendix A attached to this Statement of Additional Information. The Portfolio may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with (ii) above, that security will be deemed to have the same rating as such other rated securities.

         In addition, the Board of Trustees has adopted procedures which (i) require the Board of Trustees to approve or ratify purchases by the Portfolio of securities (other than U.S. Government securities) that are rated by only one NRSRO or that are unrated; (ii) require the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than thirteen months; and (iii) require the Portfolio, in the event of certain downgradings of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Portfolio's best interest.

         TAX EXEMPT MONEY MARKET FUND. In order to attain the Tax Exempt Money Market Fund's objective of maintaining a stable net asset value, the Portfolio for the Tax Exempt Money Market Fund will limit its investments to securities that present minimal credit risks and securities (other than New York State municipal notes) that are rated within the highest rating assigned to short-term debt securities (or, in the case of New York State municipal notes, within one of the two highest ratings assigned to short-term debt securities) by at least two NRSROs or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. The Portfolio may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with the criteria described above that security will be deemed to have the same rating as such other rated securities.

         In addition, the Board of Trustees has adopted procedures which (i) require the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than thirteen months and (ii) require the Portfolio, in the event of certain downgrading of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Portfolio's best interest.

         The credit quality of variable rate demand notes and other municipal obligations is frequently enhanced by various credit support arrangements with domestic or foreign financial institutions, such as letters of credit, guarantees and insurance, and these arrangements are considered when investment quality is evaluated. The rating of credit-enhanced municipal obligations by a NRSRO may be based primarily or exclusively on the credit support arrangement.

         TREASURY MONEY MARKET FUND. In order to attain its objective of maintaining a stable net asset value, the Treasury Money Market Fund will limit its investments to direct obligations of the U.S. Treasury including Treasury bills, notes and bonds with remaining maturities of thirteen months or less at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         SHORT TERM BOND, BOND, AND DIVERSIFIED FUNDS. The Short Term Bond and Bond Funds, and the fixed income portion of the Diversified Fund, invest principally in a diversified portfolio of "high grade" and "investment grade" securities. Investment grade debt is rated, on the date of investment, within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa, or of Standard & Poor's, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment, within the two highest of such ratings. The Bond Fund may also invest up to 5% of its total assets in securities which are "below investment grade." Such securities must be rated, on the date of investment, Ba by Moody's or BB by Standard & Poor's. The Funds may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Advisor, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Funds invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.

         TAX EXEMPT BOND FUND. The Tax Exempt Bond Fund invests principally in a diversified portfolio of "high grade" and "investment grade" tax exempt securities. On the date of investment (i) municipal bonds must be rated within the three highest ratings of Moody's, currently Aaa, Aa and A, or of Standard & Poor's, currently AAA, AA, and A, (ii) municipal notes must be rated MIG-1 by Moody's or SP-1 by Standard & Poor's (or, in the case of New York State municipal notes, MIG-1 or MIG-2 by Moody's or SP-1 or SP-2 by Standard & Poor's) and (iii) municipal commercial paper must be rated Prime-1 by Moody's or A-1 by Standard & Poor's or, if not rated by either Moody's or Standard & Poor's, issued by an issuer either (a) having an outstanding debt issue rated A or higher by Moody's or Standard & Poor's or (b) having comparable quality in the opinion of the Advisor. The Fund may invest in other tax exempt securities which are not rated if, in the opinion of the Advisor, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by

Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.

         NEW YORK TOTAL RETURN BOND FUND. The New York Total Return Bond Fund invests principally in a diversified portfolio of "investment grade" tax exempt securities. An investment grade bond is rated, on the date of investment within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa or of Standard & Poor's, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment within the two highest of such ratings. Investment grade municipal notes are rated, on the date of investment, MIG-1 or MIG-2 by Standard & Poor's or SP-1 and SP-2 by Moody's. Investment grade municipal commercial paper is rated, on the date of investment, Prime 1 or Prime 2 by Moody's and A-1 or A-2 by Standard & Poor's. The New York Total Return Bond Fund may also invest up to 5% of its total assets in securities which are "below investment grade." Such securities must be rated, on the date of investment, Ba by Moody's or BB by Standard & Poor's. The New York Total Return Bond Fund may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Advisor, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Fund invests in any taxable commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.


         EQUITY, CAPITAL APPRECIATION, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY , DIVERSIFIED, EUROPEAN EQUITY, JAPAN EQUITY AND ASIA GROWTH FUNDS. The Equity, Capital Appreciation, International Equity, Emerging Markets Equity , Diversified, European Equity, Japan Equity and Asia Growth Funds may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time the Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion. At the time the Fund invests in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Advisor's opinion.


         In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

OPTIONS AND FUTURES TRANSACTIONS

EXCHANGE TRADED AND OVER-THE-COUNTER OPTIONS. All options purchased or sold by the Portfolios will be traded on a securities exchange or will be purchased or sold by securities dealers (over-the-counter or OTC options) that meet creditworthiness standards approved by the Portfolio's Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

         The staff of the SEC has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a Portfolio may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios permitted to enter into futures and options transactions may purchase or sell (write) futures contracts and purchase put and call options, including put and call options on futures contracts. In addition, the Portfolios for the Emerging Markets Equity , Diversified, European Equity, Japan Equity and Asia Growth Funds may sell (write) put and call options, including options on futures. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.


         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Portfolio are paid by the Portfolio into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

COMBINED POSITIONS. The Portfolios permitted to purchase and write options may do so in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, certain Portfolios may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and Over-the-Counter Options" above for a discussion of the liquidity of options not traded on an exchange.)

POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Portfolios intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Portfolio can commit assets to initial margin deposits and option premiums. In addition, the Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a

Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

RISK MANAGEMENT


         The Portfolios for the New York Total Return Bond, Diversified , Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds may employ non-hedging risk management techniques. Examples of such strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Advisor wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long term securities, it might cause the Portfolio to purchase futures contracts on long term debt securities. Similarly, if the Advisor wishes to decrease fixed income securities or purchase equities, it could cause the Portfolio to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.


SPECIAL FACTORS AFFECTING THE NEW YORK TOTAL RETURN BOND FUND. The New York Total Return Bond Fund intends to invest a high proportion of its assets in municipal obligations of the State of New York and its political subdivisions, municipalities, agencies, instrumentalities and public authorities. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligators of state, municipal and public authority debt obligations to meet their obligations thereunder.

         The fiscal stability of New York State is related, at least in part, to the fiscal stability of its localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State through lease-purchase arrangements, other contractual arrangements or moral obligation provisions. While debt service is normally paid out of revenues generated by projects of such State agencies, authorities and localities, the State has had to provide special assistance in recent years, in some cases of a recurring nature, to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

         On July 10, 1995, Standard & Poor's downgraded its rating on New York city's outstanding general obligation bonds to BBB+ from A-, citing the city's chronic structural budget problems and weak economic outlook. Other factors contributing to Standard & Poor's downgrade include the city's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and of state and federal aid, and the city's continued high debt levels.

         For further information concerning New York municipal obligations, see Appendix B to this Statement of Additional Information. The summary set forth above and in Appendix B is included for the purpose of providing a general description of New York State and New York City credit and financial conditions.
 This summary is based on information from an official statement of New York general obligation municipal obligations and does not purport to be complete.

PORTFOLIO TURNOVER

         Set forth below are the portfolio turnover rates for the Portfolios corresponding to the Funds. A rate of 100% indicates that the equivalent of all of the Portfolio's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.

THE SHORT TERM BOND PORTFOLIO (SHORT TERM BOND FUND) -- For the fiscal year ended October 31, 1994: 230%.

THE TAX EXEMPT BOND PORTFOLIO (TAX EXEMPT BOND FUND) -- For the fiscal year ended August 31, 1994: 33%. For the fiscal year ended August 31, 1995: 47%.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO (NEW YORK TOTAL RETURN BOND FUND) -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: 63%.

THE U.S. FIXED INCOME PORTFOLIO (BOND FUND) -- For the fiscal year ended October 31, 1994: 234%.

THE SELECTED U.S. EQUITY PORTFOLIO (EQUITY FUND) -- For the period July 19, 1993 (commencement of operations) through May 31,
1994:  76%.  For the fiscal year ended May 31, 1995:  71%.

THE U.S. SMALL COMPANY PORTFOLIO (CAPITAL APPRECIATION FUND) -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: 97%. For the fiscal year ended May 31, 1995:
75%.

THE NON-U.S. EQUITY PORTFOLIO (INTERNATIONAL EQUITY FUND) -- For the fiscal year ended October 31, 1994: 56%.

THE EMERGING MARKETS EQUITY PORTFOLIO (EMERGING MARKETS EQUITY
FUND)  -- For the fiscal year ended October 31, 1994:  27.48%.

THE DIVERSIFIED PORTFOLIO (DIVERSIFIED FUND) -- For the period
July 8, 1993 (commencement of operations) through June 30, 1994:
115%.  For the fiscal year ended June 30, 1995:  136%.


         The estimated portfolio turnover rate for each of the European Equity, Japan Equity and Asia Growth Portfolios generally should not exceed 100%.


INVESTMENT RESTRICTIONS

         The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio unless the context requires otherwise; similarly, references to a Portfolio also include its corresponding Fund unless the context requires otherwise.

         The investment restrictions below have been adopted by the Trust with respect to each Fund and by each corresponding Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

The MONEY MARKET FUND and its corresponding PORTFOLIO may not:

1. Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid;

2. Enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements;

3. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Fund's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and shall not apply to reverse repurchase agreements;

4. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. This limitation shall not apply to issues of the U.S. Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Fund's total assets;

5. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities, negotiable certificates of deposit, time deposits, and bankers' acceptances of U.S. branches of U.S. banks;

6. Make loans, except through purchasing or holding debt obligations, or entering into repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase bonds or commercial paper issued by companies which invest in real estate or interests therein including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

10.     Act as an underwriter of securities.

The TAX EXEMPT MONEY MARKET FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for temporary, extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets, provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision, for example, facilitates the orderly sale of portfolio securities in the event of abnormally heavy redemption requests or in the event of redemption requests during periods of tight market supply. This provision is not for leveraging purposes;

2. Invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States. The Fund may invest more then 25% of its total assets in industrial development and pollution control obligations whether or not the users of facilities financed by such obligations are in the same industry;1

3. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history;

4. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer, provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions
--------
        1Pursuant to an interpretation of the staff of the SEC, the Fund may not invest more than 25% of its assets in industrial development bonds in projects of similar type or in the same state. The Fund shall comply with this interpretation until such time as it may be modified by the staff or the SEC.

        as the Fund's. Each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenues of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer.1 This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

5. Make loans, except through the purchase or holding of debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof except to the extent that securities subject to a demand obligation, stand-by commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase municipal bonds, notes or commercial paper secured by interests in real estate;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delayed delivery;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

9.      Act as an underwriter of securities.

The TREASURY MONEY MARKET FUND and its corresponding PORTFOLIO may not:

1. Enter into reverse repurchase agreements which together with any other borrowing exceeds in the aggregate one-third of the market value of the Fund's or the Portfolio's total assets, less liabilities other than the obligations created by reverse repurchase agreements;

2. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse
--------
        1For purposes of interpretation of Investment Restriction No. 4 "guaranteed by another entity" includes credit substitutions, such as letters of credit or insurance, unless the Advisor determines that the security meets the Fund's credit standards without regard to the credit substitution.

        repurchase agreements). Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts up to 10% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's or the Portfolio's total assets, respectively; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's or the Portfolio's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. This limitation also shall not apply to issues of the U.S. Government and repurchase agreements related thereto;

4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's or the Portfolio's total assets; provided, however, that the Fund may invest all or part of its assets in an open-end management investment company with the same investment objective and restrictions as the Fund. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities and repurchase agreements related thereto;

5. Make loans, except through purchasing or holding debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Fund's or the Portfolio's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts or interests in oil, gas, or mineral exploration or development programs;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund; or

9.      Act as an underwriter of securities.

The SHORT TERM BOND FUND and its corresponding PORTFOLIO may not:

1. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). The Fund will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

5. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction No. 4 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies;

7. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts, except for the Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts, and purchase instruments secured by real estate or interests therein;

8. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short-term credit as necessary for the clearance of purchases and sales of securities; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund; or

10.     Act as an underwriter of securities.

The BOND FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction No. 8. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 30% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies;

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, commodity contracts, except for the Fund's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase debt obligations secured by interests in real estate or issued by companies which invest in real estate or interests therein including real estate investment trusts;

7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

8. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction No. 1 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

10.     Act as an underwriter of securities.

        The TAX EXEMPT BOND FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

2. Purchase securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. Each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenue of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer.1 This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States. The Fund may invest more than 25% of its total assets in industrial developments and pollution control obligations whether or not the users of facilities financed by such obligations are in that same industry;2

4. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history (including predecessors); -------- 1For purposes of interpretation of Investment Restriction No. 2 "guaranteed by another entity" includes credit substitutions, such as letters of credit or insurance, unless the Advisor determines that the security meets the Fund's credit standards without regard to the credit substitution. 2Pursuant to an interpretation of the staff of the SEC, the Fund may not invest more than 25% of its assets in industrial development bonds in projects of similar type or in the same state. The Fund shall comply with this interpretation until such time as it may be modified by the staff of the SEC.

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof except to the extent that securities subject to a demand obligation, stand-by commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts, except for the Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase municipal bonds, notes or commercial paper secured by interests in real estate;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

8. Issue any senior security, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction No. 1. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

10.     Act as an underwriter of securities.

Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof, are amended or modified, the NEW YORK TOTAL RETURN BOND FUND and its corresponding PORTFOLIO may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that
        (i) and (ii) in total do not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;

3. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;

4. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Fund may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

5. Purchase or sell real estate, but the Fund may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

6. Underwrite securities of other issuers, except to the extent the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

7. Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder; or

8. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Fund.

The DIVERSIFIED FUND and its corresponding PORTFOLIO may not:

1. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). The Fund will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's use of futures contracts and options are not deemed to be a pledge of assets;

5. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction No. 4 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its use of futures contracts and options shall not be considered senior securities for purposes hereof;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

7. Purchase or sell commodities or commodity contracts, but this restriction shall not prohibit the Fund from purchasing or selling futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or entering into foreign currency forward contracts; or purchase or sell real estate or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts, and purchase instruments secured by real estate or interests therein;

8. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short term credit as necessary for the clearance of purchases and sales of securities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities or to restrict the Fund's use of futures contracts or options;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund; or

10.     Act as an underwriter of securities.

Each of the EQUITY FUND and the CAPITAL APPRECIATION FUND and their corresponding PORTFOLIOS may not:

1. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Fund's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to issues of the U.S. Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Fund's total assets;

4. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's;

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts, except for the Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

9.      Act as an underwriter of securities;

10. Issue any senior security, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction No. 2. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof; or

11. Purchase any equity security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

The INTERNATIONAL EQUITY FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's net assets at the time of borrowing, and except in connection with reverse repurchase agreements and then only in amounts up to 33 1/3% of the value of the Fund's net assets; or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. The Fund will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Fund's net assets at the time of such borrowing;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

5. Make loans, except through the purchase or holding of debt obligations (including restricted securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies, see "Additional Investment Information" in the Prospectus and "Investment Objectives and Policies" in this Statement of Additional Information;

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real property, including limited partnership interests, commodities, or commodity contracts, except for the Fund's interests in hedging and foreign exchange activities as described under "Additional Investment Information" in the Prospectus; or interests in oil, gas, mineral or other exploration or development programs or leases. However, the Fund may purchase securities or commercial paper issued by companies that invest in real estate or interests therein including real estate investment trusts;

7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short-term credit as necessary for the clearance of purchases and sales of securities, provided that this restriction shall not be deemed to apply to the purchase or sale of when-issued securities or delayed delivery securities;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

9. Act as an underwriter of securities, except insofar as the Fund may be deemed to be an underwriter under the 1933 Act by virtue of disposing of portfolio securities; or

10. Issue any senior security, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction No. 1. The Fund's arrangements in connection with its hedging activities as described in "Additional Investment Information" in the Prospectus shall not be considered senior securities for purposes hereof.


        Unless Sections 8(b)(1) and 13(a) of the 1940 Act, or any SEC or SEC staff interpretations thereof, are amended or modified, the EMERGING MARKETS EQUITY , EUROPEAN EQUITY, JAPAN EQUITY AND ASIA GROWTH FUNDS and their corresponding
PORTFOLIOS may not:


1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that
        (i) and (ii) in total do not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;

3. With respect to 75% of its total assets, purchase any security if, as a result, (a) more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one issuer; or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. This limitation shall not apply to Government securities (as defined in the 1940 Act);

4. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;

5. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Fund may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

6. Purchase or sell real estate, but the Fund may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

7. Underwrite securities of other issuers, except to the extent the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

8. Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder; and

9. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Fund.


        Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof are amended or modified, the JAPAN EQUITY FUND and its corresponding PORTFOLIO may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, and while subject to changing interpretations, so long as a single foreign government or supranational organization is considered to be an "industry" for the purposes of this 25% limitation, the Portfolio will comply therewith. The staff of the SEC considers all supranational organizations (as a group) to be a single industry for concentration purposes;

2. Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in total do not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;

3. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;

4. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Fund may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

5. Purchase or sell real estate, but the Fund may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

6. Underwrite securities of other issuers, except to the extent the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

7. Issue senior securities, except as permitted under the 1940
Act or any rule, order or interpretation thereunder; and

8. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective and restrictions as the Fund.


        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - MONEY MARKET FUND. The investment restriction described below is not a fundamental policy of the Money Market Fund or its corresponding Portfolio and may be changed by their respective Trustees. This non-fundamental investment policy requires that the Money Market Fund and its corresponding Portfolio may not:

        (i) enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.

        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - TAX EXEMPT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND. The investment restriction described below is not a fundamental policy of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. This non-fundamental investment policy requires that each such Fund may not:

        (i) acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments that are illiquid.


        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - SHORT TERM BOND
FUND, TAX EXEMPT BOND FUND, BOND FUND, EQUITY FUND, CAPITAL
APPRECIATION FUND, INTERNATIONAL EQUITY FUND , DIVERSIFIED

FUND, EMERGING MARKETS EQUITY FUND, EUROPEAN EQUITY FUND, JAPAN EQUITY FUND AND ASIA GROWTH FUND. The investment restriction described below is not a fundamental policy of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. This non-fundamental investment policy requires that each such Fund may not:


        (i) acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid.

        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - NEW YORK TOTAL RETURN BOND FUND. The investment restrictions described below are not fundamental policies of the New York Total Return Bond Fund and its corresponding Portfolio and may be changed by their Trustees. These non-fundamental investment policies require that the New York Total Return Bond Fund and its corresponding Portfolio may not:

        (i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;

        (ii) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid;

        (iii) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its staff. Transactions in futures contracts and options shall not constitute selling securities short; or

        (iv) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions.

        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - INTERNATIONAL EQUITY FUND AND DIVERSIFIED FUND. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:

        (i) purchase any equity security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

        (ii) invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws; or

        (iii) invest in any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer of the Investment Advisor, if after the Portfolio's purchase of the securities of such issuer, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - EQUITY FUND AND CAPITAL APPRECIATION FUND. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:

        (i) invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws; or

        (ii) invest in any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer of the Investment Advisor, if after the Portfolio's purchase of the securities of such issuer, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - EQUITY FUND,
CAPITAL APPRECIATION FUND AND DIVERSIFIED FUND. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:

        (i) invest in real estate limited partnership interests; or

        (ii) invest in oil, gas or other mineral leases.


        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - EMERGING MARKETS EQUITY FUND, EUROPEAN EQUITY FUND AND ASIA GROWTH FUND. The investment restrictions described below are not fundamental policies of the Emerging Markets Equity Fund and its corresponding Portfolio and may be changed by their Trustees. These non-fundamental investment policies require that the Emerging Markets Equity Fund and its corresponding Portfolio may not:


        (i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;

        (ii) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid;

        (iii) Purchase any security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

        (iv) Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws;

        (v) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its staff. Transactions in futures contracts and options shall not constitute selling securities short;

        (vi) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions;

        (vii) Purchase or retain securities of any issuer if, to the knowledge of the Fund, any of the Fund's officers or Trustees or any officer of the Portfolio's investment adviser individually owns more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially own more than 5% of such securities, all taken at market; or

        (viii) Invest in real estate limited partnerships or purchase interests in oil, gas or mineral exploration or development programs or leases.


        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - JAPAN EQUITY FUND. The investment restrictions described below are not fundamental policies of the Fund or its corresponding Portfolio and may be changed by its Trustees. These non-fundamental investment policies require that such Fund may not:

        (i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;

        (ii) Acquire any illiquid securities if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid;

        (iii) Purchase any security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

        (iv) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the Securities and Exchange Commission or its staff. Transactions in futures contracts and options shall not constitute selling securities short;

        (v) Purchase or retain securities of any issuer if, to the knowledge of the Fund, any of the Fund's officers or Trustees or any officer of the Portfolio's investment adviser individually owns more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially own more than 5% of such securities, all taken at market;

        (vi) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions; or

        (vii) Invest in real estate limited partnerships or purchase interests in oil, gas or mineral exploration or development programs or leases.


        ALL FUNDS. There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

TRUSTEES AND OFFICERS

        The Trustees of the Trust, who are also the Trustees of each of the Portfolios, their business addresses, and their principal occupations during the past five years are set forth below.

TRUSTEES

        FREDERICK S. ADDY--Trustee; Retired; Executive Vice President and Chief Financial Officer from January 1990 to April 1994,
Amoco Corporation.  His address is 5300 Arbutus Cove, Austin, TX
78746.

        WILLIAM G. BURNS--Trustee; Retired; Limited Partner, Galen Partners L.P. and Vice Chairman, Galen Associates, since 1990; Chief Executive Officer, Galen Associates and General Partner, Galen Partners L.P., until 1991. His address is 2200 Alaqua Drive, Longwood, FL 32779.

        ARTHUR C. ESCHENLAUER--Trustee; Retired; Senior Vice
President, Morgan Guaranty Trust Company of New York until 1987.
His address is 14 Alta Vista Drive, RD #2, Princeton, NJ 08540.

        MATTHEW HEALEY (*)--Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since 1989; Chairman and Chief Executive Officer, Execution Services, Inc. until October 1991. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436.

        MICHAEL P. MALLARDI--Trustee; Senior Vice President, Capital Cities/ABC, Inc., President, Broadcast Group, since 1986. His address is 77 West 66th Street, New York, NY 10017.
------------------------
(*) Mr. Healey is an "interested person" of the Trust and each Portfolio as that term is defined in the 1940 Act.

        The Trustees of the Trust are the same as the Trustees of each of the Portfolios. In accordance with applicable state requirements, a majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, each of the Portfolios and The JPM Institutional Funds, up to and including creating a separate board of trustees.

        Each Trustee is paid an annual fee as follows for serving as Trustee of the Trust, each of the Portfolios, The Series Portfolio and The JPM Institutional Funds, and is reimbursed for expenses incurred in connection with service as a Trustee. The compensation paid to the Trustees in calendar 1994 is set forth below. The Trustees may hold various other directorships unrelated to these funds.

                                                                                                           TOTAL COMPENSATION FROM
                                                             PENSION OR                                    THE TRUST, THE JPM
                                       AGGREGATE             RETIREMENT                                    INSTITUTIONAL FUNDS AND
                                       COMPENSATION          BENEFITS                ESTIMATED             CORRESPONDING PORTFOLIOS
                                       FROM THE TRUST        ACCRUED AS PART         ANNUAL BENEFITS       PAID TO TRUSTEES
                                       DURING 1994           OF FUND EXPENSES        UPON RETIREMENT       DURING 1994
                                       -----------           ----------------        ---------------       -----------

Frederick S. Addy, Trustee             $21,721               None                    None                  $55,000

William G. Burns, Trustee              $21,721               None                    None                  $55,000

Arthur C. Eschenlauer, Trustee          $21,721              None                    None                  $55,000

Matthew Healey, Trustee (*),           $21,721               None                    None                  $55,000
  Chairman and Chief Executive
  Officer

Michael P. Mallardi, Trustee           $21,721               None                     None                 $55,000




(*) During 1994, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $130,000, contributed $19,500 to a defined contribution plan on his behalf and paid $20,000 in insurance premiums for his benefit.

         As of April 1, 1995 the annual fee paid to each Trustee for serving as a Trustee of the Trust, each of the Portfolios, The Series Portfolio and The JPM Institutional Funds was adjusted to $65,000.

         The Trustees, in addition to reviewing actions of the Trust's and the Portfolios' various service providers, decide upon matters of general policy. On January 15, 1994 each of the Portfolios and the Trust entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolios and the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Funds, and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust and the Portfolios have agreed to pay Pierpont
Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees.

         The aggregate fees paid to Pierpont Group, Inc. by each Fund and its corresponding Portfolio during their respective fiscal years completed after January 15, 1994 are set forth below:

MONEY MARKET FUND -- For the fiscal year ended November 30, 1994:
 $302,195.
THE MONEY MARKET PORTFOLIO -- For the fiscal year ended November
30, 1994:  $246,089.

TAX EXEMPT MONEY MARKET FUND -- For the fiscal year ended August
31, 1995: $101,846.
THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the fiscal year ended August 31, 1995: $110,325.

TREASURY MONEY MARKET FUND -- For the fiscal year ended October
31, 1994:  $16,086.
THE TREASURY MONEY MARKET PORTFOLIO -- For the fiscal year ended
October 31, 1994:  $17,104.

SHORT TERM BOND -- For the fiscal year ended October 31, 1994:
$952.
THE SHORT TERM BOND PORTFOLIO -- For the fiscal year ended
October 31, 1994:  $4,545.

TAX EXEMPT BOND FUND -- For the fiscal year ended August 31,
1995:  $35,144.
THE TAX EXEMPT BOND PORTFOLIO -- For the fiscal year ended August
31, 1995: $38,804.

NEW YORK TOTAL RETURN BOND FUND -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $2,847. THE NEW YORK TOTAL RETURN BOND PORTFOLIO -- For the period April 11, 1994 (commencement of operations) through March 31, 1995:
$4,140.

BOND FUND -- For the fiscal year ended October 31, 1994:
$15,491.
THE U.S. FIXED INCOME PORTFOLIO -- For the fiscal year ended
October 31, 1994:  $23,028.

EQUITY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $48,660. For the fiscal year ended May 31, 1995: $25,316.
THE SELECTED U.S. EQUITY PORTFOLIO -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $20,385. For the fiscal year ended May 31, 1995: $52,948

CAPITAL APPRECIATION FUND -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $47,244. For the fiscal year ended May 31, 1995: $19,612.
THE U.S. SMALL COMPANY PORTFOLIO -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $33,435. For the fiscal year ended May 31, 1995: $62,256.

INTERNATIONAL EQUITY FUND -- For the fiscal year ended October
31, 1994:  $27,503.
THE NON-U.S. EQUITY PORTFOLIO -- For the fiscal year ended
October 31, 1994:  $32,512.

EMERGING MARKETS EQUITY FUND -- For the fiscal year ended October
31, 1994:  $4,331.
THE EMERGING MARKETS EQUITY PORTFOLIO -- For the fiscal year ended October 31, 1994: $42,764.

DIVERSIFIED FUND -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $247. For the fiscal year ended June 30, 1995: $1,437.
THE DIVERSIFIED PORTFOLIO -- For the period July 8, 1993
(commencement of operations) through June 30, 1994: $3,434. For the fiscal year ended June 30, 1995: $11,702.

         The Trust's and Portfolios' executive officers (listed below), other than the Chief Executive Officer, are provided and compensated by Signature Broker-Dealer Services, Inc. ("SBDS"), a wholly owned subsidiary of Signature Financial Group, Inc. ("Signature"). The officers conduct and supervise the business operations of the Trust and the Portfolios. The Trust and the Portfolios have no employees.

OFFICERS

         The officers of the Trust and the Portfolios and their principal occupations during the past five years are set forth below. Unless otherwise specified, each officer holds the same position with the Trust and each Portfolio. The business address of each of the officers unless otherwise noted is Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, Inc., since 1989; Chairman and Chief Executive Officer, Execution Services, Inc. until October 1991. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436.

         PHILIP W. COOLIDGE; President; Chairman, Chief Executive Officer and President, Signature since December 1988 and SBDS since April 1989.

         DAVID G. DANIELSON;  Assistant Treasurer; Assistant Manager,

Signature since May 1991; Graduate Student, Northeastern University from April 1990 to March 1991.

         JOHN R. ELDER; Treasurer; Vice President, SFG (since April 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (from 1983 to March 1995).

         LINDA T. GIBSON;  Assistant Secretary; Legal Counsel and
Assistant Secretary, Signature since June 1991; Assistant
Secretary, SBDS since November 1992; law student, Boston
University School of Law prior to May 1992.

         JAMES E. HOOLAHAN; Vice President; Senior Vice President, Signature since December 1989.

         SUSAN JAKUBOSKI; Assistant Secretary and Assistant Treasurer of the Portfolios only; Manager and Senior Fund Administrator, SFG and Signature (Cayman) (since August 1994); Assistant Treasurer, SBDS (since September 1994); Fund Compliance Administrator, Concord Financial Group, Inc. (from November 1990 to August 1994); Senior Fund Accountant, Neuberger & Berman Management Incorporated (since prior to 1990). Her address is P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, B.W.I.

         JAMES S. LELKO;  Assistant Treasurer; Assistant Manager,
Signature since January 1993; Senior Tax Compliance Accountant,
Putnam Companies since prior to December 1992.

         THOMAS M. LENZ;  Secretary; Vice President and Associate
General Counsel, Signature since November 1989; Assistant
Secretary, SBDS since February 1991.

         MOLLY S. MUGLER;  Assistant Secretary; Legal Counsel and
Assistant Secretary, Signature since December 1988; Assistant
Secretary, SBDS since April 1989.

         ANDRES E. SALDANA; Assistant Secretary; Legal Counsel and Assistant Secretary, Signature since November 1992; Assistant
Secretary, SBDS since September 1993; Attorney, Ropes & Gray from
September 1990 to November 1992.

         DANIEL E. SHEA; Assistant Treasurer; Assistant Manager of Fund Administration, Signature since November 1993; Supervisor and Senior Technical Advisor, Putnam Investments since prior to
1990.

         Messrs. Coolidge, Danielson, Elder, Hoolahan, Lelko, Lenz, Saldana and Shea and Mss. Gibson, Mugler and Jakuboski hold similar positions for other investment companies for which SBDS or an affiliate serves as principal underwriter.

INVESTMENT ADVISOR

         The investment advisor to the Portfolios is Morgan Guaranty Trust Company of New York, a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of the State of Delaware. Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of $165 billion (of which the Advisor advises over $26 billion).

         J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of Morgan's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 100 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, Melbourne and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ approximately 300 capital market researchers, portfolio managers and traders. The conclusions of the equity analysts' fundamental research is quantified into a set of projected returns for individual companies through the use of a dividend discount model. These returns are projected for 2 to 5 years to enable analysts to take a longer term view. These returns, or normalized earnings, are used to establish relative values among stocks in each industrial sector. These values may not be the same as the markets' current valuations of these companies. This provides the basis for ranking the attractiveness of the companies in an industry according to five distinct quintiles or rankings. This ranking is one of the factors considered in determining the stocks purchased and sold in each sector. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

         The investment advisory services the Advisor provides to the Portfolios are not exclusive under the terms of the Advisory Agreements. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolios. See "Portfolio Transactions."


         Sector weightings are generally similar to a fund's benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmarks for the Portfolios in which the Funds invest are currently: The Money Market Portfolio and The Treasury Money Market Portfolio--IBC/Donoghue's Money Fund Average; The Tax Exempt Money Market Portfolio--IBC/Donoghue's Tax Exempt Money Fund Average; The Short Term Bond Portfolio--Merrill Lynch 1-3 Year Treasury Index; The U.S. Fixed Income Portfolio--Salomon Brothers Broad Investment Grade Bond Index; The Tax Exempt Bond Portfolio--Lehman Brothers Quality Intermediate Municipal Bond Index; The New York Total Return Bond Portfolio--Lehman Brothers 1-15 Year Municipal Bond Index; The Selected U.S. Equity Portfolio--S&P 500 Index; The U.S. Small Company Portfolio--Russell 2500 Index; The Non-U.S. Equity Portfolio--EAFE Index; The Emerging Markets Equity Portfolio--the MSCI Emerging Markets Free Index; The Diversified Portfolio--diversified benchmark (52% S&P 500, 35% Salomon Brothers Broad Investment Grade Bond, 3% Russell 2000 and 10% EAFE indexes); The European Equity Portfolio--the MSCI Europe Index; The Japan Equity Portfolio--the TOPIX; The Asia Growth Portfolio--the MSCI indexes for Hong Kong and Singapore and the International Finance Corporation Investable indexes for China, Indonesia, Malaysia, Philippines, South Korea, Taiwan and Thailand.


         J.P. Morgan Investment Management Inc., a wholly-owned subsidiary of J.P. Morgan, is a registered investment adviser under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which the Advisor serves as trustee. J.P. Morgan Investment Management Inc. advises the Advisor on investment of the commingled pension trust funds.

         The Portfolios are managed by officers of the Advisor who, in acting for their customers, including the Portfolios, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of J.P. Morgan Investment Management Inc. See "Portfolio Transactions" below for a description of services provided to the Portfolios by J.P. Morgan Investment Management Inc.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Advisory Agreements, the Portfolio corresponding to each Fund has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rates of each Portfolio's average daily net assets shown below.

MONEY MARKET: 0.20% of net assets up to $1 billion and 0.10% of net assets in excess of $1 billion

TAX EXEMPT MONEY MARKET: 0.20% of net assets up to $1 billion and 0.10% of net assets in excess of $1 billion

TREASURY MONEY MARKET: 0.20% of net assets up to $1 billion and 0.10% of net assets in excess of $1 billion

SHORT TERM BOND:  0.25%

U.S. FIXED INCOME:  0.30%

TAX EXEMPT BOND:  0.30%

NEW YORK TOTAL RETURN BOND:  0.30%

SELECTED U.S. EQUITY:  0.40%

U.S. SMALL COMPANY:  0.60%

NON-U.S. EQUITY:  0.60%

EMERGING MARKETS EQUITY:  1.00%

DIVERSIFIED:  0.55%


EUROPEAN EQUITY:  0.65%

JAPAN EQUITY:  0.65%

ASIA GROWTH:  0.80%


         Below are set forth for the predecessor of each Fund listed below (for the indicated fiscal years) the advisory fees, net of fee waivers and reimbursements, paid by the Fund (expressed as an aggregate amount of the Fund's average daily net assets) and the advisory fees waived or reimbursed by Morgan for the Fund (expressed as an aggregate amount), in each case prior to such

Fund's reorganization. See "Expenses" in the Prospectus and below for applicable expense limitations.

Money Market: Nov. 1993 - net amount paid: $2,244,381; amount waived: $0.
Money Market: Nov. 1992 - net amount paid: $3,999,028; amount waived: $0.

Tax Exempt Money Market: Aug. 1993 - net amount paid: $1,688,141;
amount waived: $0.

Bond: Oct. 1993 - net amount paid: $149,804; amount waived:
$25,312.
Bond: Oct. 1992 - net amount paid: $129,227; amount waived:
$60,229.

Tax Exempt Bond: Aug. 1993 - net amount paid: $1,035,734; amount waived: $0.

Equity: May 1993 - net amount paid: $485,214; amount waived:
$51,158.

Capital Appreciation: May 1993 - net amount paid: $434,662;
amount waived: $29,585.

International Equity: May 1993 - net amount paid: $359,813;
amount waived: $27,018.
International Equity: May 1992 - net amount paid: $95,439; amount waived: $82,266.

         Below are set forth for each Fund listed the advisory fees paid by its corresponding Portfolio to Morgan following the Fund's reorganization or commencement of operations and its corresponding Portfolio's commencement of operations. See "Expenses" in the Prospectus and below for applicable expense limitations.

THE MONEY MARKET PORTFOLIO (Money Market Fund) -- For the period July 12, 1993 (commencement of operations) through November 30, 1993: $1,370,552. For the fiscal year ended November 30, 1994:
$3,423,576.

THE TAX EXEMPT MONEY MARKET PORTFOLIO (Tax Exempt Money Market
Fund) -- For the period July 12, 1993 (commencement of operations) through August 31, 1993: $271,454. For the fiscal year ended August 31, 1994: $2,021,476. For the fiscal year ended August 31, 1995: $2,150,291.

THE TREASURY MONEY MARKET PORTFOLIO (Treasury Money Market Fund)
-- For the period January 4, 1993 (commencement of operations) through October 31, 1993: $93,370. For the fiscal year ended
October 31, 1994:  $339,521.

THE SHORT TERM BOND PORTFOLIO (Short Term Bond Fund) -- For the period July 8, 1993 (commencement of operations) through October
31, 1993:  $10,427.  For the fiscal year ended October 31, 1994:
$113,379.

THE U.S. FIXED INCOME PORTFOLIO (Bond Fund) -- For the period July 12, 1993 (commencement of operations) through October 31, 1993: $119,488. For the fiscal year ended October 31, 1994:
$699,081.

THE TAX EXEMPT BOND PORTFOLIO (Tax Exempt Bond Fund) -- For the period July 12, 1993 (commencement of operations) through August
31, 1993:  $200,272.  For the fiscal year ended August 31, 1994:
$1,383,986.  For the fiscal year ended August 31, 1995:
$1,178,720.


THE NEW YORK TOTAL RETURN BOND PORTFOLIO (New York Total Return Bond Fund) -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $120,281.

THE SELECTED U.S. EQUITY PORTFOLIO (Equity Fund) -- For the period July 19, 1993 (commencement of operations) through May 31,
1994:  $1,263,048.  For the fiscal year ended May 31, 1995:
$2,025,936.

THE U.S. SMALL COMPANY PORTFOLIO (Capital Appreciation Fund) --
For the period July 19, 1993 (commencement of operations) through May 31, 1994: $2,912,670. For the fiscal year ended May 31,
1995:  $3,514,331.

THE NON-U.S. EQUITY PORTFOLIO (International Equity Fund) -- For the period October 4, 1993 (commencement of operations) through October 31, 1993: $78,550. For the fiscal year ended October
31, 1994:  $1,911,202.

THE EMERGING MARKETS EQUITY PORTFOLIO (Emerging Markets Equity Fund) -- For the period November 15, 1993 (commencement of operations) through October 31, 1994:
$4,122,465.

THE DIVERSIFIED PORTFOLIO (Diversified Fund) -- For the period December 15, 1993 (commencement of operations) through June 30, 1994: $197,026. For the fiscal year ended June 30, 1995:
$663,000.

         The Investment Advisory Agreements provide that they will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Administrator and Distributor" below. Each of the Investment Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

         The Glass-Steagall Act and other applicable laws generally prohibit banks such as Morgan from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Trust. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor and custodian to such an investment company. Morgan believes that it may perform the services for the Portfolios contemplated by the Advisory Agreements without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent Morgan from continuing to perform such services for the Portfolios.

         If Morgan were prohibited from acting as investment advisor to any Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio's entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

         Under separate agreements, Morgan also receives compensation for providing financial, fund accounting and administrative services to the Trust and each Portfolio and shareholder services to shareholders of the Funds. See "Services Agent" and "Shareholder Servicing" below.

ADMINISTRATOR AND DISTRIBUTOR

         SBDS serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for each Fund's shares. In that capacity, SBDS has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and SBDS. The Distribution Agreement shall continue in effect with respect to each Fund for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information", in any case without payment of any penalty on not more than 60 days' nor less than 30 days' written notice to the other party. The principal offices of SBDS are located at 6 St. James Avenue, Boston, Massachusetts 02116.

         SBDS also serves as the Trust's and the Portfolios' Administrator and in that capacity administers and manages all aspects of the Funds' and the Portfolios' day-to-day operations subject to the supervision of the Trustees, except as set forth under Investment Advisor, Services Agent, Custodian, and Shareholder Services. In connection with its responsibilities as Administrator, SBDS (i) furnishes ordinary clerical and related services for day-to-day operations including certain record keeping responsibilities; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements including, without limitation, preparing and mailing and filing (but not paying for) registration statements, prospectuses, statements of additional information, and proxy statements and all required reports to the Trust's shareholders, the SEC, the Secretary of The Commonwealth of Massachusetts, and state securities commissions; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws;
(iv) takes responsibility for monitoring each Fund's status as a regulated investment company under the Code; and (v) performs such administrative and managerial oversight of the activities of the Trust's and the Portfolios' custodian and transfer agent as the Trustees may direct from time to time.

         Under the Trust's and the Portfolios' Administration Agreements, each Fund and its corresponding Portfolio has agreed to pay SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolios and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds or The JPM Advisor Funds invest. This charge is calculated in accordance with the following annual schedule: 0.03% of the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.01% of the Master Portfolios' average daily net assets in excess of $7 billion. The portion of this charge payable by a Fund or its corresponding Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios.

         Below are set forth for each Fund listed and its corresponding Portfolio the administrative fees paid to the Administrator for the fiscal periods indicated following each Fund's reorganization or commencement of operations and its corresponding Portfolio's commencement of operations. See "Expenses" in the Prospectus and below for applicable expense limitations.

THE MONEY MARKET PORTFOLIO -- For the period July 12, 1993 (commencement of operations) through November 30, 1993: $32,869.
 For the fiscal year ended November 30, 1994:  $165,519.

MONEY MARKET FUND -- For the period July 12, 1993 (commencement of operations) through November 30, 1993: $341,591. For the fiscal year ended
November 30, 1994:  $631,683.

THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the period July 12,
1993 (commencement of operations) through August 31, 1993:  $0.
For the fiscal year ended August 31, 1994: $62,565. For the fiscal year ended August 31, 1995: $72,729.

TAX EXEMPT MONEY MARKET FUND -- For the period July 12, 1993
(commencement of operations) through August 31, 1993:  $51,665.
For the fiscal year ended August 31, 1994: $306,768. For the fiscal year ended August 31, 1995: $290,271.

THE TREASURY MONEY MARKET PORTFOLIO -- For the period January 4,
1993 (commencement of operations) through October 31, 1993:
$677.  For the fiscal year ended October 31, 1994:  $11,777.

TREASURY MONEY MARKET FUND -- For the period January 4, 1993
(commencement of operations) through October 31, 1993:  $17,014.
For the fiscal year ended October 31, 1994:  $32,587.

THE SHORT TERM BOND PORTFOLIO -- For the period July 8, 1993
(commencement of operations) through October 31, 1993:  $210.
For the fiscal year ended October 31, 1994:  $3,149.

SHORT TERM BOND FUND -- For the period July 8, 1993 (commencement of operations) through October 31, 1993: $272. For the fiscal year ended October 31, 1994: $1,839.

THE U.S. FIXED INCOME PORTFOLIO -- For the period July 12, 1993
(commencement of operations) through October 31, 1993:  $950.
For the fiscal year ended October 31, 1994:  $16,107.

BOND FUND -- For the period July 12, 1993 (commencement of operations) through October 31, 1993: $10,804. For the fiscal year ended October 31, 1994: $30,915.

THE TAX EXEMPT BOND PORTFOLIO -- For the period July 12, 1993
(commencement of operations) through August 31, 1993: $0. For the fiscal year ended August 31, 1994: $28,345. For the fiscal year ended August 31, 1995: $28,290.

TAX EXEMPT BOND FUND -- For the period July 12, 1993
(commencement of operations) through August 31, 1993:  $25,780.
For the fiscal year ended August 31, 1994: $137,890. For the fiscal year ended August 31, 1995: $97,520.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO -- For the period April 11, 1994 (commencement of operations) through March 31, 1995:
$2,563.

NEW YORK TOTAL RETURN BOND FUND -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $7,716.

THE SELECTED U.S. EQUITY PORTFOLIO -- For the period July 19,
1993 (commencement of operations) through May 31, 1994:  $19,348.
 For the fiscal year ended May 31, 1995:  $32,670.

EQUITY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $78,201. For the fiscal year ended May
31, 1995:  $61,903.

THE U.S. SMALL COMPANY PORTFOLIO -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $30,420. For the fiscal year ended May 31, 1995: $38,215.

CAPITAL APPRECIATION FUND -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $75,401. For the fiscal year ended May 31, 1995: $51,087.

THE NON-U.S. EQUITY PORTFOLIO -- For the period October 4, 1993
(commencement of operations) through October 31, 1993:  $1,005.
For the fiscal year ended October 31, 1994:  $22,024.

INTERNATIONAL EQUITY FUND -- For the period October 4, 1993
(commencement of operations) through October 31, 1993:  $3,988.
For the fiscal year ended October 31, 1994:  $55,782.

THE EMERGING MARKETS EQUITY PORTFOLIO -- For the period November 15, 1993 (commencement of operations) through October 31, 1994:
$30,828.

EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $11,373.

THE DIVERSIFIED PORTFOLIO -- For the period December 15, 1993
(commencement of operations) through June 30, 1994: $2,423. For the fiscal year ended June 30, 1995: $7,770.

DIVERSIFIED FUND -- For the period December 15, 1993
(commencement of operations) through June 30, 1994: $638. For the fiscal year ended June 30, 1995: $3,660.

         The Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolios, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Administrator may subcontract for the performance of its obligations under the Administration Agreements only if the Trustees approve such subcontract and find the subcontracting party to be qualified to perform the obligations sought to be subcontracted, provided, however, that unless the Trust or the Portfolios, as applicable, expressly agrees in writing, the Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions.

SERVICES AGENT

         The Trust, on behalf of each Fund, and the Portfolios have entered into Administrative Services Agreements (the "Services Agreements") with Morgan effective December 29, 1995, pursuant to which Morgan is responsible for certain financial, fund accounting, and administrative services provided to each Fund and its corresponding Portfolio. The services to be provided by Morgan as Services Agent under the Services Agreements include, but are not limited to, monitoring the fund and shareholder accounting activities of the Custodian, assisting the Administrator in preparing tax returns, reviewing financial reports, coordinating annual audits, assisting in the development of budgets, overseeing preparation of tax information for Fund shareholders, monitoring the fund accounting activities and daily partnership allocation, and providing other related services.

         Under the Services Agreements, each Fund and its corresponding Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in which series of the Trust, The JPM Institutional Funds, or The JPM Advisor Funds invest. This charge is calculated in accordance with the following annual schedule: 0.06% of the first $7 billion of the Portfolios' aggregate average daily net assets, and 0.03% of the Portfolios' average daily net assets in excess of $7 billion. The portion of this charge payable by a Fund or its corresponding Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios, and other investors in the Master Portfolios for which Morgan provides similar services. Under the Services Agreements, Morgan may delegate one or more of its responsibilities to other entities, including SBDS, at Morgan's expense. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Prior to September 1, 1995, the Trust, on behalf of each Fund, and each Portfolio entered into Financial and Fund Accounting Services Agreements (the "Prior Services Agreements").
 Under the Prior Services Agreements, Morgan, in addition to performing the activities described above as Services Agent, assumed the annual costs of certain expenses incurred by each Fund and its corresponding Portfolio. Below are set forth for each Fund listed and its corresponding Portfolio the fees paid to Morgan, net of fee waivers and reimbursements, as Services Agent.
 See "Expenses" in the Prospectus and below for applicable expense limitations.

THE MONEY MARKET PORTFOLIO -- For the period July 12, 1993 (commencement of operations) through November 30, 1993: $193,980. For the fiscal year ended November 30, 1994:
$385,012.

MONEY MARKET FUND -- For the period July 12, 1993 (commencement of operations) through November 30, 1993: $(86,373)*. For the fiscal year ended November 30, 1994: $(92,422)*.

THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the period July 12,
1993 (commencement of operations) through August 31, 1993:
$(5,756)*.  For the fiscal year ended August 31, 1994:  $153,204.
 For the fiscal year ended August 31, 1995:  $169,754.

TAX EXEMPT MONEY MARKET FUND -- For the period July 12, 1993
(commencement of operations) through August 31, 1993:
$(24,092)*.  For the fiscal year ended August 31, 1994:
$(98,653)*.  For the fiscal year ended August 31, 1995:
$(30,971)*.

THE TREASURY MONEY MARKET PORTFOLIO -- For the period January 4, 1993 (commencement of operations) through October 31, 1993: $(30,702)*. For the fiscal year ended October 31, 1994:
$(13,844)*.

TREASURY MONEY MARKET FUND -- For the period January 4, 1993 (commencement of operations) through October 31, 1993: $(74,904)*. For the fiscal year ended October 31, 1994:
$(98,377)*.

THE SHORT TERM BOND PORTFOLIO -- For the period July 8, 1993 (commencement of operations) through October 31, 1993: $(39,290)*. For the fiscal year ended October 31, 1994:
$(22,054)*.

SHORT TERM BOND FUND -- For the period July 8, 1993 (commencement of operations) through October 31, 1993: $(22,474)*. For the fiscal year ended October 31, 1994: $(75,727)*.

THE U.S. FIXED INCOME PORTFOLIO -- For the period July 12, 1993

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



(commencement of operations) through October 31, 1993:  $7,691.
For the fiscal year ended October 31, 1994:  $140,493.

BOND FUND -- For the period July 12, 1993 (commencement of operations) through October 31, 1993: $(20,885)*. For the fiscal year ended October 31, 1994: $(9,177)*.

THE TAX EXEMPT BOND PORTFOLIO -- For the period July 12, 1993 (commencement of operations) through August 31, 1993: $(1,816)*.
 For the fiscal year ended August 31, 1994: $210,795. For the fiscal year ended August 31, 1995: $189,892.

TAX EXEMPT BOND FUND -- For the period July 12, 1993
(commencement of operations) through August 31, 1993:  $13,305.
For the fiscal year ended August 31, 1994: $179,891. For the fiscal year ended August 31, 1995: $168,215.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO -- For the period April 11, 1994 (commencement of operations) through March 31, 1995:
$(11,830)*.

THE NEW YORK TOTAL RETURN BOND FUND -- For the Period April 11, 1994 (commencement of operations) through March 31, 1995:
$(37,934)*.

THE SELECTED U.S. EQUITY PORTFOLIO -- For the period July 19,
1993 (commencement of operations) through May 31, 1994:
$155,348.  For the fiscal year ended May 31, 1995:  $236,537.

EQUITY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $113,959. For the fiscal year ended May
31, 1995:  $126,738.

THE U.S. SMALL COMPANY PORTFOLIO -- For the period July 19, 1993
(commencement of operations) through May 31, 1994:  $203,764.
For the fiscal year ended May 31, 1995:  $241,373.

CAPITAL APPRECIATION FUND -- For the period July 19, 1993
(commencement of operations) through May 31, 1994: $72,970. For the fiscal year ended May 31, 1995: $108,015.

THE NON-U.S. EQUITY PORTFOLIO -- For the period October 4, 1993
(commencement of operations) through October 31, 1993:
$(22,160)*.  For the fiscal year ended October 31, 1994:
$327,569.

INTERNATIONAL EQUITY FUND -- For the period October 4, 1993 (commencement of operations) through October 31, 1993: $(46,370)*. For the fiscal year ended October 31, 1994:
$223,806.

THE EMERGING MARKETS EQUITY PORTFOLIO -- For the period November 15, 1993 (commencement of operations) through October 31, 1994:

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



$347,925.

EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994:
$(37,902)*.

THE DIVERSIFIED PORTFOLIO -- For the period December 15, 1993
(commencement of operations) through June 30, 1994:  $(17,807)*.
For the fiscal year ended June 30, 1995:  $63,153.

DIVERSIFIED FUND -- For the period December 15, 1993 (commencement of operations) through June 30, 1994: $(66,127)*.
------------------------------------
(*) Indicates a reimbursement by Morgan for expenses in excess of its fees under the Prior Services Agreements. No fees were paid for the fiscal period.

CUSTODIAN

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02101, serves as the Trust's and each of the Portfolio's Custodian and Transfer and Dividend Disbursing Agent. Pursuant to the Custodian Contract with each of the Portfolios, it is responsible for maintaining the books and records of portfolio transactions and holding portfolio securities and cash. In addition, the Custodian has entered into subcustodian agreements on behalf of the Portfolios for the Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds with Bankers Trust Company for the purpose of holding TENR Notes and with Bank of New York and Chemical Bank, N.A. for the purpose of holding certain variable rate demand notes. In the case of foreign assets held outside the United States, the Custodian employs various subcustodians who were approved by the Trustees of the Portfolios in accordance with the regulations of the SEC. The Custodian maintains portfolio transaction records. As Transfer Agent and Dividend Disbursing Agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The Trust on behalf of each of the Funds has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of an Eligible Institution. Under this agreement, Morgan is responsible for performing shareholder account administrative and servicing functions, which includes but is not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; transmitting purchase and redemption orders to the Funds' transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.


         Under the Shareholder Servicing Agreement, each Fund has agreed to pay Morgan for these services a fee at the following annual rates (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent): Money Market, Treasury Money Market and Tax Exempt Money Market Funds, 0.15% of average daily net assets up to $2 billion and 0.10% of such assets thereafter; Short Term Bond, Bond, Tax Exempt Bond and New York Total Return Bond Funds, 0.20% of average daily net assets; Equity, Capital Appreciation, International Equity, Emerging Markets Equity , Diversified, European Equity, Japan Equity and Asia Growth Funds, 0.25% of average daily net assets. Morgan acts as shareholder servicing agent for all shareholders.


         Below are set forth for each Fund listed the shareholder servicing fees paid by each Fund to Morgan, net of fee waivers and reimbursements, for the fiscal periods indicated following each Fund's reorganization or commencement of operations. See "Expenses" in the Prospectus and below for applicable expense limitations.

MONEY MARKET FUND -- For the period July 12, 1993 (commencement of operations) through November 30, 1993: $1,628,914. For the fiscal year ended November 30, 1994: $3,701,260.

TAX EXEMPT MONEY MARKET FUND -- For the period July 12, 1993
(commencement of operations) through August 31, 1993:  $278,665.
For the fiscal year ended August 31, 1994: $2,121,421. For the fiscal year ended August 31, 1995: $2,227,944.

TREASURY MONEY MARKET FUND -- For the period January 4, 1993
(commencement of operations) through October 31, 1993:  $71,617.
For the fiscal year ended October 31, 1994:  $200,453.

SHORT TERM BOND FUND -- For the period July 8, 1993 (commencement of operations) through October 31, 1993: $1,437. For the fiscal year ended October 31, 1994: $11,275.

BOND FUND -- For the period July 12, 1993 (commencement of operations) through October 31, 1993: $53,352. For the fiscal year ended October 31, 1994: $189,959.


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



TAX EXEMPT BOND FUND -- For the period July 12, 1993
(commencement of operations) through August 31, 1993:  $119,828.
For the fiscal year ended August 31, 1994: $816,408. For the fiscal year ended August 31, 1995: $635,645.

NEW YORK TOTAL RETURN BOND FUND -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $49,958.

EQUITY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $506,629. For the fiscal year ended May
31, 1995:  $598,644.

CAPITAL APPRECIATION FUND -- For the period July 19, 1993
(commencement of operations) through May 31, 1994:  $491,556.
For the fiscal year ended May 31, 1995:  $456,271.

INTERNATIONAL EQUITY FUND -- For the period October 4, 1993
(commencement of operations) through October 31, 1993:  $32,604.
For the fiscal year ended October 31, 1994:  $476,339.

EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $92,084.

DIVERSIFIED FUND -- For the period December 15, 1993
(commencement of operations) through June 30, 1994: $5,411. For the fiscal year ended June 30, 1995: $36,552.

         As discussed under "Investment Advisor", the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of Morgan in acting as shareholder servicing agent for Fund shareholders under the Shareholder Servicing Agreement and providing financial and accounting services to the Funds and the Portfolios under the Financial and Fund Accounting Services Agreements and in acting as Advisor to the Portfolios under the Investment Advisory Agreements, may raise issues under these laws. However, Morgan believes that it may properly perform these services and the other activities described in the Prospectus without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

         If Morgan were prohibited from providing any of the services under the Shareholder Servicing and Financial and Fund Accounting Services Agreements, the Trustees would seek an alternative provider of such services. In such event, changes in the operation of the Funds or the Portfolios might occur and a shareholder might no longer be able to avail himself or herself of any services then being provided to shareholders by Morgan.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Portfolios are Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. Price Waterhouse LLP conducts an annual audit of the financial statements of each of the Funds and the Portfolios, assists in the preparation and/or review of each of the Fund's and the Portfolio's federal and state income tax returns and consults with the Funds and the Portfolios as to matters of accounting and federal and state income taxation. The independent auditors of the predecessors of the Money Market, Tax Exempt Money Market, Bond, Tax Exempt Bond, Equity, Capital Appreciation and International Equity Funds were Ernst & Young LLP, 787 7th Avenue, New York, New York 10019.

EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., Morgan and SBDS under various agreements discussed under Trustees and Officers, Investment Advisor, Administrator and Distributor, Services Agent and Shareholder Servicing above, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and registration fees under state securities laws. For the Portfolio, such expenses also include applicable registration fees under foreign securities laws, custodian fees and brokerage expenses. Under fee arrangements prior to September 1, 1995, Morgan as Services Agent was responsible for reimbursements to the Trust and the Portfolio for SBDS's fees as Administrator and the usual and customary expenses described above (excluding organization and extraordinary expenses, custodian fees and brokerage expenses).

         Morgan has agreed that if in any fiscal year the sum of any Fund's expenses exceeds the limits set by applicable regulations of state securities commissions, the fees payable by the Fund to Morgan for that year shall be reduced as specified by agreement with the Trust on behalf of the Fund. Currently, Morgan believes that the most restrictive expense limitation of state securities commissions limits expenses to 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year. For additional information regarding waivers or expense subsidies, see "Management of the Trust and the Portfolio(s)" in the Prospectus.

         The Administrator paid the organization expenses and expenses incurred in the initial offering of shares of the Trust.

PURCHASE OF SHARES

         Investors may open Fund accounts and purchase shares as described in the Prospectus under "Purchase of Shares." References in the Prospectus and this Statement of Additional Information to customers of Morgan or an Eligible Institution include customers of their affiliates and references to transactions by customers with Morgan or an Eligible Institution include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of a Fund may make transactions in shares of a Fund.

         Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in are valued by the method described in Net Asset Value as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Morgan, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over the counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of an Eligible Institution, and the Eligible Institution may charge the investor a fee for this service and other services it provides to its customers.

REDEMPTION OF SHARES

         Investors may redeem shares as described in the Prospectus under "Redemption of Shares." Shareholders redeeming shares of the Money Market, Tax Exempt Money Market or Treasury Money Market Funds should be aware that these Funds attempt to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that they will be able to continue to do so, and in that case the net asset value of the Funds' shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount which differs from the number of shares redeemed. See "Net Asset Value" in the Prospectus and below.

         If the Trust on behalf of a Fund and its corresponding

Portfolio determine that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust on behalf of all of the Funds and their corresponding Portfolios (except the European Equity, Japan Equity and Asia Growth Portfolios)have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds and the corresponding Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the corresponding Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolios have advised the Trust that the Portfolios will not redeem in kind except in circumstances in which a Fund is permitted to redeem in kind.


         FURTHER REDEMPTION INFORMATION. The Trust, on behalf of a Fund, and the Portfolios reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

         An investor may exchange shares from any Pierpont Fund into any other Pierpont Fund or JPM Institutional Fund, as described under "Exchange of Shares" in the Prospectus. For complete information, the Prospectus as it relates to the Fund into which a transfer is being made should be read prior to the transfer. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares." Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS


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         Each Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Prospectus.

         Net investment income of the Money Market, Tax Exempt Money Market and Treasury Money Market Funds consists of accrued interest or discount and amortized premium, less the accrued expenses of the Fund applicable to that dividend period including the fees payable to Morgan. See "Net Asset Value."

         Determination of the net income for Money Market, Tax Exempt Money Market, Treasury Money Market, Short Term Bond, Bond, Tax Exempt Bond and New York Total Return Bond Funds is made at the times described in the Prospectus; in addition, net investment income for days other than business days is determined at the time net asset value is determined on the prior business day.

NET ASSET VALUE


         Each of the Funds computes its net asset value once daily on Monday through Friday as described under "Net Asset Value" in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed:

 New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
 On days when U.S. trading markets close early in observance of these holidays, the Funds and the Portfolios would expect to close for purchases and redemptions at the same time. The days on which net asset value is determined are the Funds' business days.

         The net asset value of each Fund is equal to the value of the Fund's investment in its corresponding Portfolio (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities) less the Fund's liabilities. The following is a discussion of the procedures used by the Portfolios corresponding to each Fund in valuing their assets.

         MONEY MARKET, TAX EXEMPT MONEY MARKET AND TREASURY MONEY MARKET FUNDS. In the case of the Portfolios for the Money Market, Tax Exempt Money Market and Treasury Money Market Funds, all portfolio securities are valued by the amortized cost method.
 The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of the Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Trustees will take steps necessary to reduce such deviation, such as

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changing the Fund's dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to a Fund's capital the necessary shares on a PRO RATA basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Funds. See "Taxes."

         BOND, TAX EXEMPT BOND, NEW YORK TOTAL RETURN BOND, SHORT TERM BOND AND DIVERSIFIED FUNDS. In the case of the Bond, Tax Exempt Bond, New York Total Return Bond and Short Term Bond Funds, and the fixed income portion of the Diversified Fund, portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing service, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

         Trading in securities in most foreign markets is normally completed before trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.


         EQUITY, CAPITAL APPRECIATION, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY DIVERSIFIED, EUROPEAN EQUITY, JAPAN EQUITY AND ASIA GROWTH FUNDS. In the case of the Equity Portfolios, the value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale prices on the New York Stock Exchange at 4:00 P.M. or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price


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available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.

         Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 P.M., New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 P.M., New York time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

         Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

PERFORMANCE DATA

         From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See "Additional Information" in the Prospectus.

         YIELD QUOTATIONS. As required by regulations of the SEC, current yield for the Money Market, Tax Exempt Money Market and

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Treasury Money Market Funds is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for the Money Market, Tax Exempt Money Market and Treasury Money Market Funds is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares. In the case of the Tax Exempt Money Market Fund, the tax equivalent yield is computed by first computing the yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal income tax purposes is determined. This portion of the yield is then divided by one minus the stated assumed federal income tax rate for individuals and then added to the portion of the yield that is not attributable to securities, the income of which was not tax exempt.

         As required by regulations of the SEC, the annualized yield for the Bond, Tax Exempt Bond, New York Total Return Bond and Short Term Bond Funds is computed by dividing each Fund's net investment income per share earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under "Additional Information" in the Prospectus.
         Historical performance for periods prior to the establishment of the Money Market, Tax Exempt Money Market, Bond, and Tax Exempt Bond Funds will be that of the respective predecessor free-standing fund and will be presented in accordance with applicable SEC staff interpretations.

         Below is set forth historical yield information for the Funds or their predecessors for the periods indicated:

MONEY MARKET FUND (5/31/95): 7-day current yield: 5.72%; 7-day effective yield: 5.88%.

TAX EXEMPT MONEY MARKET FUND (8/31/95): 7-day current yield:
3.28%; 7-day tax equivalent yield at 39% tax rate:5.38%; 7-day effective yield: 3.33%.


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TREASURY MONEY MARKET FUND (4/30/95): 7-day current yield: 5.67%;
7-day effective yield: 5.83%.

SHORT TERM BOND FUND (4/30/95): 30-day yield: 5.93%.

BOND FUND (4/30/95): 30-day yield: 6.87%.

TAX EXEMPT BOND FUND (8/31/95): 30-day yield: 4.63%; 30-day tax equivalent yield at 39% tax rate: 7.59%.

NEW YORK TOTAL RETURN BOND FUND (9/30/95): 30-day yield: 4.72%;
30-day tax equivalent yield at 39% tax rate: 7.74%.


         TOTAL RETURN QUOTATIONS. As required by regulations of the SEC, the annualized total return of the Bond, Tax Exempt Bond, New York Total Return Bond, Short Term Bond, Equity, Capital Appreciation, International Equity, Emerging Markets Equity and Diversified, European Equity, Japan Equity and Asia Growth Funds for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.


         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

         Historical performance information for periods prior to the establishment of the Bond, Tax Exempt Bond, Equity, Capital Appreciation and International Equity Funds will be that of the respective predecessor free-standing fund and will be presented in accordance with applicable SEC staff interpretations.

         Below is set forth historical return information for the Funds or their predecessors for the periods indicated:

MONEY MARKET FUND (5/31/95): Average annual total return, 1 year:
5.05%; average annual total return, 5 years: 4.71%; average annual total return, 10 years: 6.08%; aggregate total return, 1 year: 5.05%; aggregate total return, 5 years: 25.88%; aggregate total return, 10 years: 80.44%.

TAX EXEMPT MONEY MARKET FUND (8/31/95): Average annual total return, 1 year: 3.41%; Average annual total return, 5 years:
3.12%; average annual total return, 10 years: 4.07%; aggregate total return, 1 year: 3.41%; aggregate total return, 5 years:
16.63%; aggregate total return, 10 years: 48.96%.

TREASURY MONEY MARKET FUND (4/30/95): Average annual total return, 1 year: 4.71%; average annual total return, 5 years: N/A;

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average annual total return, commencement of operations(*) to period end: 3.55%; aggregate total return, 1 year: 4.71%;
aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 8.17%.

SHORT TERM BOND FUND (4/30/95): Average annual total return, 1 year: 5.33%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end:
3.16%; aggregate total return, 1 year: 5.33%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 5.60%.

BOND FUND (4/30/95): Average annual total return, 1 year: 6.57%; average annual total return, 5 years: 8.23%; average annual total return, commencement of operations(*) to period end: 7.79%; aggregate total return, 1 year: 6.51%; aggregate total return, 5 years: 48.50%; aggregate total return, commencement of operations(*) to period end: 70.12%.

TAX EXEMPT BOND FUND (8/31/95): Average annual total return, 1 year: 7.63%; average annual total return, 5 years: 7.75%; average annual total return, 10 years: 7.83%; aggregate total return, 1 year: 7.63%; aggregate total return, 5 years: 45.21%; aggregate total return, 10 years: 112.59%.

NEW YORK TOTAL RETURN BOND FUND (9/30/95): Average annual total return, 1 year: 8.98%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end: 7.14%; aggregate total return, 1 year: 8.98%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 10.44%.

DIVERSIFIED FUND (6/30/95): Average annual total return, 1 year:
17.08%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end: 9.25%; aggregate total return, 1 year: 17.08%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 16.74%.

EQUITY FUND (5/31/95): Average annual total return, 1 year:
15.11%; average annual total return, 5 years: 12.58%; average annual total return, commencement of operations (*) to period end: 14.26%; aggregate total return, 1 year: 15.11%; aggregate total return, 5 years: 80.84%; aggregate total return, commencement of oeprations (*) to period end: 275.07%.

CAPITAL APPRECIATION FUND (5/31/95): Average annual total return, 1 year: 12.28%; average annual total return, 5 years: 9.25%; average annual total return, commencement of operations (*) to period end: 11.98%; aggregate total return, 1 year: 12.28%; aggregate total return, 5 years: 55.63%; aggregate total return, commencement of operations (*) to period end: 207.12%.

INTERNATIONAL EQUITY FUND (4/30/95): Average annual total return,

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1 year: 0.32%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end:
3.85%; aggregate total return, 1 year: 0.32%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 20.41%.

EMERGING MARKETS EQUITY FUND (4/30/95): Average annual total return, 1 year: 9.73%; average annual total return, 5 years: N/A;
average annual total return, commencement of operations(*) to period end: 2.98%; aggregate total return, 1 year: 9.73%;
aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 4.20%.
-------------------------------------
* The Treasury Money Market, Short Term Bond, Bond, New York Total Return Bond, Diversified, Equity, Capital Appreciation, International Equity, and Emerging Markets Equity Funds commenced operations on January 4, 1993, July 8, 1993, March 11, 1988, April 11, 1994, December 15, 1993, June 27 1985, June 27, 1985,
June 1, 1990, and November 15, 1993, respectively.

         GENERAL. A Fund's performance will vary from time to time depending upon market conditions, the composition of its corresponding Portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Funds' shares, including data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average, any of the industry averages or indices discussed under "Investment Advisor" above and other industry publications.

         In order to illustrate the benefits of balanced investing across asset classes over longer periods of time, the Diversified Fund may use performance data that will be based on the return of, as appropriate, the S&P 500 Index, the Salomon Broad Brothers Investment Grade Bond Index, the Frank Russell 2000 and 2500 Indexes, and the EAFE Index. The quoted performance will illustrate what results could have been achieved had the Fund invested specified percentages of the Fund's assets in classes of securities that would have produced a return equal to the relevant index over the time period at issue.

         From time to time, the Funds may quote performance in terms of yield, actual distributions, total return, or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling the number provided on the cover

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page of this Statement of Additional Information.  See
"Additional Information" in the Prospectus.

PORTFOLIO TRANSACTIONS

         J.P. Morgan Investment Management Inc., acting as agent for Morgan, places orders for all Portfolios for all purchases and sales of portfolio securities. Morgan enters into repurchase agreements and reverse repurchase agreements and executes loans of portfolio securities on behalf of all the Portfolios. See
"Investment Objectives and Policies."

         Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers.
 In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         MONEY MARKET, TAX EXEMPT MONEY MARKET, TREASURY MONEY MARKET, BOND, SHORT TERM BOND, TAX EXEMPT BOND AND NEW YORK TOTAL RETURN BOND FUNDS. Portfolio transactions for the Portfolios corresponding to the Money Market, Tax Exempt Money Market, Treasury Money Market, Bond, Short Term Bond, Tax Exempt Bond and New York Total Return Bond Funds will be undertaken principally to accomplish a Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolios corresponding to the Money Market, Treasury Money Market, Bond, Tax Exempt Bond, New York Total Return Bond and Short Term Bond Funds may engage in short-term trading consistent with their objectives. The Tax Exempt Money Market Portfolio will not seek profits through short-term trading, but the Portfolio may dispose of any portfolio security prior to its maturity if it believes such disposition is appropriate even if this action realizes profits or losses.

         In connection with portfolio transactions for the Portfolios, J.P. Morgan Investment Management Inc. intends to seek best price and execution on a competitive basis for both purchases and sales of securities.

         The Portfolios corresponding to the Money Market, Tax Exempt Money Market and Treasury Money Market Funds have a policy of investing only in securities with maturities of less than thirteen months, which policy will result in high portfolio turnovers. The Portfolio corresponding to the Short Term Bond Fund has a policy of maintaining a short duration, which policy will also result in a high portfolio turnover. Since brokerage commissions are not normally paid on investments which the Portfolios make, turnover resulting from such investments should

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not adversely affect the net asset value or net income of the
Portfolios.


         EQUITY, CAPITAL APPRECIATION, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY DIVERSIFIED, EUROPEAN EQUITY, JAPAN EQUITY AND ASIA GROWTH FUNDS. In connection with portfolio transactions for the Equity Portfolios, the overriding objective is to obtain the best possible execution of purchase and sale orders.


         In selecting a broker, J.P. Morgan Investment Management Inc. considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, J.P. Morgan Investment Management Inc. decides that the broker chosen will provide the best possible execution. J.P. Morgan Investment Management Inc. and Morgan monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees of each Portfolio review regularly the reasonableness of commissions and other transaction costs incurred by the Portfolios in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Advisor and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which J.P. Morgan Investment Management Inc. has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Advisor's clients and not solely or necessarily for the benefit of an individual Portfolio. The Advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Portfolios do not reduce their fee to the Advisor by any amount that might be attributable to the value of such services.

         The Portfolios or their predecessors corresponding to the Equity, Capital Appreciation, International Equity, Emerging Markets Equity and Diversified Funds paid the following approximate brokerage commissions for the indicated fiscal years:

DIVERSIFIED FUND (June): 1995:  $145,589;  1994: $78,737; 1993:
N/A.

EQUITY FUND (May): 1995: $1,179,132; 1994: $744,676; 1993:
$293,698.

CAPITAL APPRECIATION FUND (May): 1995: $1,217,016; 1994:
$1,760,320; 1993: $142,310.

INTERNATIONAL EQUITY FUND (October): 1994: $1,413,238; 1993:

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



$639,000; 1992: $157,000.

EMERGING MARKETS EQUITY FUND (October): 1994: $1,262,905; 1993:
N/A; 1992: N/A.

         The increases in brokerage commissions reflected above were due to increased portfolio activity and an increase in net investments by shareholders in a Portfolio or its predecessor.

         Subject to the overriding objective of obtaining the best possible execution of orders, J.P. Morgan Investment Management Inc. may allocate a portion of a Portfolio's brokerage transactions to affiliates of Morgan. In order for affiliates of Morgan to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of each Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

         Portfolio securities will not be purchased from or through or sold to or through the Portfolios' Administrator, Distributor or Advisor or any "affiliated person" (as defined in the 1940 Act) of the Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolios will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

         On those occasions when Morgan deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, J.P. Morgan Investment Management Inc. to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by J.P. Morgan Investment Management Inc. in the manner it considers to be most equitable and consistent with Morgan's fiduciary obligations to a Portfolio. In some instances, this procedure might adversely affect a Portfolio.

         If a Portfolio that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Portfolio may write may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

MASSACHUSETTS TRUST

         The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which each Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.

         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of a Fund is liable to a Fund or to a shareholder, and that no Trustee, officer, employee, or agent is liable to any third persons in connection with the affairs of a Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of a Fund.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

         The Trust is an open-end management investment company organized as a Massachusetts business trust in which each Fund represents a separate series of shares of beneficial interest.
See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). To date shares of the twelve series described in this Statement of Additional Information have been authorized and are available for sale to the public. Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of a Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

         The shareholders of the Trust are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, PROVIDED, HOWEVER, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

         The Trustees have authorized the issuance and sale to the public of shares of twelve series of the Trust. The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares" in the Prospectus.

         As of December 4, 1995, the following owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:

         Short Term Bond Fund--Estate of A. Marek (6%), Barnett
         Newman Foundation (5%), Waller Trust B (7%), E.C. Chang
         (15%); Morgan as Agent for L. H. Johnson IRA (21%);

         Bond Fund--B. Spitzer (8%); Boston & Co. (7%);

         New York Total Return Bond Fund--  J. Simon PAAS account
         (6%), M. Barron (8%);

         Diversified Fund--Wheels, Inc. 401K Retirement Savings Plan (6%), Gantrade Corporation Retirement Plan (5%); E.S. Gordon Company 401K (5%), New York Zoological Society d/b/a
         Wildlife Conservation Society (7%), S. Ginkel (5%).

         Treasury Money Market--JP Morgan Delaware Agent for TR Co Omnibus Acct (5%); and

         Capital Appreciation--Forest Laboratories, Inc. (5%).

         Unless otherwise noted, the address of each owner listed above is c/o Morgan, 522 Fifth Avenue, New York, New York 10036.

As of the date of this Statement of Additional Information, the officers and Trustees as a group owned less than 1% of the shares of each Fund.

TAXES

         Each Fund qualifies and intends to remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months, or foreign currencies (or options, futures or forward contracts on foreign currencies), but only if such currencies (or options, futures or forward contracts on foreign currencies) are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities,investments in other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities). As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed.

         Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

         The Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds intend to qualify to pay exempt-interest dividends to their respective shareholders by having, at the close of each quarter of their respective taxable years, at least 50% of the value of their respective total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Funds which consists of interest received by the Funds on tax exempt securities. Shareholders will not incur any federal income tax on the amount of exempt-interest dividends received by them from the Funds, other than the alternative minimum tax under certain circumstances. In view of each Fund's investment policies, it is expected that a substantial portion of all dividends will be exempt-interest dividends, although the Funds may from time to time realize and distribute net short-term capital gains and may invest limited amounts in taxable securities under certain circumstances. See "Investment Objective(s) and Policies" in the Prospectus.


         Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses (other than exempt interest dividends) are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. The Equity, Capital Appreciation and Diversified Funds expect that a portion of these distributions to corporate shareholders will be eligible for the dividends-received deduction. Distributions to corporate shareholders of the Money Market, Tax Exempt Money Market, Treasury Money Market, Tax Exempt Bond, New York Total Return Bond, Bond, Short Term Bond, International Equity and Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds are not eligible for the dividends received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of a Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. See "Taxes" in the Prospectus for a discussion of the federal income tax treatment of any gain or loss realized on the redemption or exchange of a Fund's shares. Additionally, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.


         To maintain a constant $1.00 per share net asset value, the Trustees of the Money Market, Tax Exempt Money Market and Treasury Money Market Funds may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses. The adjustment may result in a shareholder having more dividend income than net income in his account for a period. When the number of outstanding shares of a Fund is reduced, the shareholder's basis in the shares of the Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. This difference may be realized as a capital loss when the shares are liquidated.
 See "Net Asset Value."

         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where, if applicable, a put is acquired or a call option is written thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

         Under the Code, gains or losses attributable to disposition of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

         Forward currency contracts, options and futures contracts entered into by a Portfolio may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on forward currency contracts, options and futures contracts or on the underlying securities. Straddles may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test described above, and therefore, a Portfolio's ability to enter into forward currency contracts, options and futures contracts may be limited.

         Certain options, futures and foreign currency contracts held by a Portfolio at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income.

         The Equity Portfolios may invest in Equity Securities of foreign issuers. If a Portfolio purchases shares in certain foreign investment funds (referred to as passive foreign investment companies ("PFICs") under the Code), the Portfolio may be subject to federal income tax on a portion of an "excess distribution" from such foreign investment fund or gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on a Fund or its shareholders in respect of unpaid taxes arising from such distributions or gains. Alternatively, a Fund may each year include in its income and distribute to shareholders a pro rata portion of the foreign investment fund's income, whether or not distributed to the Fund.

         Pursuant to proposed regulations, open-end regulated investment companies such as the Portfolios would be entitled to elect to mark to market their stock in certain PFICs. Marking to market in this context means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each PFIC's stock over the owner's adjusted basis in that stock (including mark to market gains of a prior year for which an election was in effect).

         FOREIGN SHAREHOLDERS. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         In the case of a foreign shareholder who is a nonresident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold U.S. federal income tax at the rate of 31% unless IRS Form W-8 is provided. See "Taxes" in the Prospectus. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.


         FOREIGN TAXES. It is expected that the Equity, Capital Appreciation, International Equity, Emerging Markets Equity , Diversified, European Equity, Japan Equity and Asia Growth Funds may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. In the case of the International Equity , Emerging Markets Equity Funds, European Equity, Japan Equity and Asia Growth Funds, so long as more than 50% in value of the total assets of the Fund's corresponding Portfolio at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any foreign income taxes paid by it as paid directly by its shareholders. These Funds will make such an election only if they deem it to be in the best interest of their respective shareholders. The Funds will notify their respective shareholders in writing each year if they make the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Fund makes the election, each shareholder will be required to include in his income his proportionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if he itemizes deductions, a deduction for his share of the foreign income taxes in computing federal income tax liability. (No deduction will be permitted in computing an individual's alternative minimum tax liability.) A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by each of the International Equity , Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds from its foreign source net investment income will be treated as foreign source income. Each of these Funds' gains and losses from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the International Equity , Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds.


         STATE AND LOCAL TAXES. Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         OTHER TAXATION. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolios are organized as New York trusts. The Portfolios are not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by a Fund in its corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares or the Portfolio's outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities, whichever is less.

         Telephone calls to the Funds, Morgan or Eligible Institutions as shareholder servicing agent may be tape recorded.
 With respect to the securities offered hereby, this Statement of Additional Information and the Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Trust's and the Portfolios' Registration Statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.

         Statements contained in this Statement of Additional Information and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Pierpont Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

         Each of The Pierpont Funds' current reports to shareholders filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder are hereby incorporated herein by reference. A copy of each such report will be provided, without charge, to each person receiving this Statement of Additional Information.


 JPM523

APPENDIX A
DESCRIPTION OF SECURITY RATINGS


STANDARD & POOR'S

CORPORATE AND MUNICIPAL BONDS

AAA - Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

MOODY'S

CORPORATE AND MUNICIPAL BONDS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

- Leading market positions in well established industries.

- High rates of return on funds employed.
- Conservative capitalization structures with moderate reliance on debt and ample asset protection. - Broad margins in earnings coverage of fixed financial charges and high internal cash generation. - Well established access to a range of financial markets and assured sources of alternate liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

JPM491A

APPENDIX B

ADDITIONAL INFORMATION CONCERNING NEW YORK MUNICIPAL OBLIGATIONS

         The following information is a summary of special factors affecting investments in New York municipal obligations. It does not purport to be a complete description and is based on information from the Annual Information Statement of the State of New York dated June 23, 1995.

GENERAL

         New York (the "State") is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location, air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. The State has a declining proportion of its work force engaged in manufacturing and an increasing proportion engaged in service industries. This transition reflects a national trend.

         The State has historically been one of the wealthiest states in the nation. For decades, however, the State economy has grown more slowly than that of the nation as a whole, resulting in the gradual erosion of its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. New York City (the "City") has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

         Although industry and commerce are broadly spread across the State, particular activities are concentrated in the following areas: Westchester County -- headquarters for several major corporations; Buffalo -- diverse manufacturing base; Rochester -- manufacture of photographic and optical equipment; Syracuse and Utica-Rome area -- production of machinery and transportation equipment; Albany-Troy-Schenectady -- government and education center and production of electrical products; Binghampton -- original site of the International Business Machines Corporation and continued concentration of employment in computer and other high technology manufacturing; and New York City -- headquarters for the nation's securities business and for a major portion of the nation's major commercial banks, diversified financial institutions and life insurance companies. In addition, the City

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houses the home offices of three major radio and television broadcasting networks, most of the national magazines and a substantial portion of the nation's book publishers. The City also retains leadership in the design and manufacture of men's and women's apparel.

ECONOMIC OUTLOOK

         The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State. The State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, Federal financial and monetary policies, the availability of credit, the level of interest rates, and the condition of the world economy, which would have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

         The national economy began to expand in 1991, although the growth rate for the first two years of the expansion was modest by historical standards. The State economy remained in recession until 1993, when employment growth resumed. Since November 1992, the State has added approximately 185,000 jobs. Employment growth has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, and defense industries. Personal income increased substantially in 1992 and 1993, aided significantly by large bonus payments in banking and financial industries.

         The national economy performed better in 1994 than in any year since the recovery began in 1991. National job and income growth were substantial. In response, the Federal Reserve Board shifted to a policy of monetary tightening by raising interest rates throughout the year. As a result, the national economic growth is expected to weaken, but not turn negative, during the course of 1995 before beginning to rebound by the end of the year. This dynamic is often described as a "soft landing." The overall rate of growth of the national economy during calendar year 1995 will be slightly below the "consensus" of a widely followed survey of national economic forecasters. Growth in the real gross domestic product during 1995 is projected to be moderate (3.0 percent), with declines in defense spending and net

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exports more than offset by increases in consumption and investment. Continuing efforts by business and government to reduce costs are expected to exert a drag on economic growth. Inflation, as measured by the Consumer Price Index, is projected to remain about 3 percent due to moderate wage growth and foreign competition. Personal income and wages are projected to increase by about 6 percent or more.

         The State economy had a mixed performance during 1994. The moderate employment growth that characterized 1993 continued into mid-1994, then virtually ceased. New York's economy is expected to continue to expand modestly during 1995, but there will be a pronounced slow-down during the course of the year. Although industries that export goods and services abroad are expected to benefit from the lower dollar, growth will be slowed by government cutbacks at all levels. On an average annual basis, employment growth will be about the same as 1994. Both personal income and wages are expected to record moderate gains in 1995. Bonus payments in the securities industry are expected to increase from last year's depressed level. Personal income rose 4.0 percent in 1994.

         The State has for many years had a very high State and local tax burden relative to other States. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, may have contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

         To stimulate the State's economic growth, the State has developed programs, including the provision of direct financial assistance, designed to assist businesses to expand existing operations located within the State and to attract new businesses to the State. Local industrial development agencies raised an aggregate of approximately $7.8 billion in separate tax-exempt bond issues through December 31, 1993. There are currently over 100 county, city, town and village agencies. In addition, the New York State Urban Development Corporation is empowered to issue, subject to certain State constitutional restrictions and to approval by the Public Authorities Control Board, bonds and notes on behalf of private corporations for economic development projects. The State has also taken advantage of changes in Federal bank regulations to establish a free international banking zone in the City.

         In addition, the State has provided various tax incentives to encourage business relocation and expansion. These programs include direct tax abatements from local property taxes for new facilities (subject to locality approval) and investment tax credits that are applied against the State corporation franchise

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tax. Furthermore, legislation passed in 1986 authorizes the creation of up to 40
"economic development zones" in economically distressed regions of the State. Businesses in these zones are provided a variety of tax and other incentives to create jobs and make investments in the zones.

STATE FINANCIAL PLAN

         The State Constitution requires the Governor to submit to the Legislature a balanced Executive Budget which contains a complete plan of expenditures (the "State Financial Plan") for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the Executive Budget. A final budget must be approved before the statutory deadline of April 1. The State Financial Plan is updated quarterly pursuant to law.

         The State's fiscal year, which commenced on April 1, 1995, and ends on March 31, 1996, is referred to herein as the State's 1995-96 fiscal year.

         The State's budget for the 1995-96 fiscal year was enacted by the Legislature on June 7, 1995, more than two months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including all necessary appropriations for debt service. The State Financial Plan for the 1995-96 fiscal year was formulated on June 20, 1995, and is based on the State's budget as enacted by the Legislature and signed into law by the Governor. The State Financial Plan will be updated quarterly pursuant to law in July, October and January.

         The 1995-96 budget is the first to be enacted in the administration of the Governor, who assumed office on January 1. It is the first budget in over half a century which proposed and, as enacted, projects an absolute year-over-year decline in General Fund disbursements. Spending for State operations is projected to drop even more sharply, by 4.6 percent. Nominal spending from all State funding sources (I.E., excluding Federal aid) is proposed to increase by only 2.5 percent from the prior fiscal year, in contrast to the prior decade when such spending growth averaged more than 6.0 percent annually.

         In his Executive Budget, the Governor indicated that in the 1995-96 fiscal year, the State Financial Plan, based on then-current law governing spending and revenues, would be out of balance by almost $4.7 billion, as a result of the projected structural deficit resulting from the ongoing disparity between sluggish growth in receipts, the effect of prior-year tax changes, and the rapid acceleration of spending growth; the impact of unfunded 1994-95 initiatives, primarily for local aid

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programs; and the use of one-time solutions, primarily surplus funds from the prior year, to fund recurring spending in the 1994-95 budget. The Governor proposed additional tax cuts, to spur economic growth and provide relief for low- and middle-income tax payers, which were larger than those ultimately adopted, and which added $240 million to the then projected imbalance or budget gap, bringing the total to approximately $5 billion.

         This gap is projected to be closed in the 1995-96 State Financial Plan based on the enacted budget, through a series of actions, mainly spending reductions and cost containment measures and certain reestimates that are expected to be recurring, but also through the use of one-time solutions. The State Financial Plan projects (i) nearly $1.6 billion in savings from cost containment, disbursement reestimates, and other savings in social welfare programs, including Medicaid, income maintenance and various child and family care programs; (ii) $2.2 billion in savings from State agency actions to reduce spending on the State work force, SUNY and CUNY, mental hygiene programs, capital projects, the prison system and fringe benefits; (iii) $300 million in savings from local assistance reforms, including actions affecting school aid and revenue sharing while proposing program legislation to provide relief from certain mandates that increase local spending; (iv) over $400 million in revenue measures, primarily a new Quick Draw Lottery game, changes to tax payment schedules, and the sale of assets; and (v) $300 million from reestimates in receipts.

         The Executive Budget indicates that for years State revenues have grown at a slower rate than State spending, producing an increasing structural deficit, and that as the Executive Budget is enacted, the State will start to eliminate the structural imbalance that has characterized the State's fiscal record. There can, however, be no assurances that the tax and spending cuts will eliminate potential imbalances in future fiscal years. The Governor's recommended multi-year personal income tax cuts are designed to reduce the yield on that tax by about one-third by 1998, and could require significant additional spending cuts in those years, increased economic growth to provide additional revenues, additional revenue measures, or a combination of those factors.

         GOVERNMENT FUNDS

         The four governmental fund types that comprise the State Financial Plan are the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds.

         GENERAL FUND RECEIPTS

         The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is

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the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1995-96 fiscal year, the General Fund is expected to account for approximately 49 percent of total governmental-funded disbursements and 71 percent of total State-funded disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service on long-term bonds, where these costs are not funded from other sources.

         The Financial Plan for the 1995-96 fiscal year released on February 1, 1995, projects General Fund receipts, including transfers from other funds, of $33.110 billion, a reduction of $48 million from the total receipts in the 1994-95 fiscal year. Tax receipts are projected at $29.793 billion for the 1995-96 fiscal year. Although growth in the base for tax receipts is expected to accelerate during the 1995-96 fiscal year, tax receipts are expected to fall by
3.5 percent, principally due to the combined effect of implementing during the 1995-96 fiscal year (1) a portion of the tax reductions originally enacted in 1987 and deferred each year since 1990, (2) additional tax cuts to prevent tax increases also originally enacted in 1987 from taking effect and (3) the proposed employer day care credit ($5 million), together with the incremental cost of the tax reductions enacted in 1994 (more than $500 million), which effectively negate the effect of projected growth in the recurring revenue base. In addition, certain nonrecurring revenues in the 1994-95 receipts base, including the 1993-94 surplus of $1.026 billion, additional earmarking to dedicated funds (more than $210 million) and other miscellaneous one-time receipts (more than $100 million) are not available in the 1995-96 fiscal year, thereby reducing potential year-over-year growth by another 4 percentage points.

         The projected yield of personal income tax in the 1995-96 fiscal year of $17.285 billion is a decrease of $305 million from reported collections in the State's 1994-95 fiscal year. The decrease reflects both the effects of the tax reductions and the fact that reported collections in the preceding year were affected by net refund reserve transactions that buoyed collections in that year by $862 million that will be unavailable in the current year. Without these changes, the yield of the tax would have grown by more than $1.0 billion (6 percent), reflecting liability growth for the 1995 tax year projected at approximately the same rate. The income base for the tax is projected to rise approximately 5 percent for the 1995 tax year. Personal income tax receipts showed a sharp increase in 1994-95 and are expected to decline in 1995-96. Personal income tax reductions recommended in the Executive Budget are projected to produce taxpayer savings of $720 million in calendar year 1995 reflecting the scheduled implementation of the 1987 tax reductions. The tax reductions recommended by the Governor are part of a multi-year program designed to reduce the yield of the income tax by about one-third by 1998.

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         Receipts in user taxes and fees in the State's 1995-96 fiscal year are expected to total $6.697 billion, an increase of $73 million from reported 1994-95 results. Growth in user taxes and fees is expected to slow to about 1 percent in 1995-96, reflecting nearly $70 million of additional tax relief in this category in the coming year resulting from tax reductions enacted in 1994, the absence of extraordinary audit collections received in 1994-95, and a slowdown in the underlying growth rate of sales and use tax collections, offset by a projected improvement of $41 million as a result of recommended legislation to enhance sales tax collection procedures. Business tax receipts are projected at $4.709 billion, a decline of $360 million from reported 1994-95 results. The decline in the 1995-96 fiscal year largely reflecting the effect of tax reductions enacted in 1994.

         Total receipts from other taxes in the State's 1995-96 fiscal year are projected at $1.102 billion, $6 million less than in the preceding year. The estimates reflect 1994 and 1995 legislation reducing the burden of the real property gains tax and the estate tax as well as diversion of a portion of the real estate transfer tax proceeds to the Environmental Protection Fund. Miscellaneous receipts in the State's 1995-96 fiscal year are expected to total $1.596 billion, an increase of $335 million above the amount received in the prior State fiscal year. Growth in overall collections from miscellaneous receipts in the coming fiscal year is expected to result largely from several discrete actions involving settlement of environmental litigation, the recommended merger of public authorities, and transactions with the Power Authority, which together account for over $200 million of projected miscellaneous receipts anticipated in 1995-96. Transfers from other funds continue at prior year levels, with the addition of the transfer of $220 million in excess funds from the Metropolitan Mass Transportation Operating Assistance Fund.

         GENERAL FUND DISBURSEMENTS

         General Fund disbursements are projected to total $33.055 billion in 1995-96, a decrease of $344 million from the total amount disbursed in the prior fiscal year. This decline reflects a broad agenda of cost containment actions, more than offsetting modest increases for fixed costs, such as pensions, debt service on bonds sold during the current year and capital projects under construction.

         Disbursements from grants to local governments are projected to total $22.910 billion in the 1995-96 State Financial Plan, a decrease of $392 million from 1994-95 levels. Although spending in this category is reduced, direct payments to local governments, including school aid and revenue sharing are maintained largely at last year's levels. This category of the State Financial Plan includes $10.823 billion in aid for elementary, secondary, and higher education. Costs for social services, such as Medicaid, income maintenance and child support

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services account for $8.706 billion. Remaining disbursements primarily support community-based mental hygiene programs, community and public health programs, local transportation programs, and revenue sharing.

         Significant decreases from the prior year result largely from cost containment initiatives in Medicaid and other social welfare programs. Payments for Medicaid from the General Fund are projected to be $506 million lower than in 1994-95. $128 Million in operating aid to the New York City Transit Authority will be eliminated, matching the reduction in New York City support of the Authority.

         Spending for State operations is projected at $6.020 billion, a decrease of $288 million. Recommendations in the Executive Budget reduce the work force by approximately 3,200 positions (most of which reduce disbursements in this category).

         Spending for general State charges is projected at $2.080 billion in the 1995-96 State Financial Plan, and are virtually unchanged from the 1994-95 level. The budgeted amount for general State charges assumes the use of $110 million from a special reserve for pension supplementation, established in 1970 and funded through State and local employer contributions in the early 1970's, to offset the State's pension contribution. The Comptroller, as sole trustee of the Common Retirement Fund and administrative head of the Retirement System, is in the process of reviewing the legislation that directs the use of these reserves to determine whether or not to commence legal proceedings to prevent such proposed use in the enacted 1995-96 State budget as a violation of the State Constitution, and there is a substantial likelihood that he will do so. The Executive considers the proposed use of these reserves to be a credit for prior-year supplementation payments and, therefore, in compliance with the State Constitution.

         Debt service in the General Fund for 1995-96 reflects only the $9 million interest cost of the State's commercial paper program. No cost is included for a TRAN borrowing, since none is expected to be undertaken. General Fund debt service on short-term obligations of the State reflects the elimination of the State's spring borrowing. Transfers in support of debt service are projected to total $1.583 billion, and increase of $157 million. This increase is heightened by the use of one-time reimbursements from other funds in the 1994-95 fiscal year. Transfers in support of capital projects are projected to total $375 million, an increase of $169 million, which reflects significant investments in both new and ongoing capital programs. All other transfers are projected to total $78 million, an increase of $9 million from 1994-95 levels.

         The 1995-96 opening fund balance of $158 million includes $157 million which is reserved in the Tax Stabilization Reserve Fund, as well as $1 million which is reserved in the Contingency

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Reserve Fund. The Contingency Reserve Fund was established in 1993-94 to set aside moneys to address adverse judgments or settlements resulting from litigation against the State. The closing fund balance in the General Fund of $213 million reflects a balance of $172 million in the Tax Stabilization Reserve Fund, following an additional payment of $15 million during the year, and a balance of $41 million in the Contingency Reserve Fund.

         The 1995-96 Financial Plan includes over $600 million in non-recurring resources. These actions include items discussed above, as well as retroactive Federal reimbursements and some non-recurring social welfare cost containment actions. The Budget Division believes that recommendations included in the Executive Budget will provide fully annualized savings in 1996-97 that more than offset the non-recurring resources used in 1995-96.

         SPECIAL REVENUE FUNDS

         Special Revenue Funds are used to account for the proceeds of specific revenue sources such as Federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. For 1995-96, the State Financial Plan projects disbursements of $26.002 billion from these funds, an increase of $1.641 billion over 1994-95 levels. Disbursements from Federal funds, primarily the Federal share of Medicaid and other social services programs, are projected to total $19.209 billion in the 1995-96 fiscal year. Remaining projected spending of $6.793 billion primarily reflects aid to SUNY supported by tuition and dormitory fees, education aid funded from lottery receipts, operating aid payments to the Metropolitan Transportation Authority funded from the proceeds of dedicated transportation taxes, and costs of a variety of self-supporting programs which deliver services financed by user fees.

         CAPITAL PROJECTS FUNDS

         Capital Projects Funds are used to account for the financial resources used for the acquisition, construction, or rehabilitation of major state capital facilities and for capital assistance grants to certain local government or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax dollars transferred from the General Fund, and 37 other capital funds established to distinguish specific capital construction purposes supported by other revenues.

         Disbursements from the Capital Projects Funds in 1995-96 are projected at $4.160 billion, an increase of $541 million over prior-year levels. Spending for capital projects will be financed through a combination of sources: Federal grants, public authority bond proceeds, general obligation bond proceeds, and current revenues. Total receipts in this fund type are projected at $4.170 billion, not including $364 million expected to be

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available from the proceeds of general obligation bonds.

         DEBT SERVICE FUNDS

         Debt Service Funds are used to account for the payment of principal of, and interest on, long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. Disbursements are estimated at $2.506 billion in the 1995-96 fiscal year, an increase of $303 million from 1994-95. The transfer from the General Fund of $1.583 billion is expected to finance 63 percent of these payments. The remaining payments are expected to be financed by pledged revenues, including $1.794 billion in taxes, $228 million in dedicated fees, and $2.200 billion in patient revenues, including transfers of Federal reimbursements. After impoundment for debt service, as required, $3.481 billion is expected to be transferred to the General Fund and other funds in support of State operations. The largest transfer - $1.761 billion - is made to the Special Revenue Fund type, in support of operations of the mental hygiene agencies. Another $1.341 billion in excess sales taxes is expected to be transferred to the General Fund, following payment of projected debt service on bonds of LGAC.

         The increase in debt service costs recommended in the Executive Budget primarily reflects prior capital commitments financed by bonds issued by the State and State-supported debt issued by its public authorities, and the completion of the LGAC program. The increase has been moderated by the reductions to bond-financed capital spending as discussed above, and reflects debt issuances in 1994-95 and 1995-96 which are lower than they would have been, absent the Governor's review of capital spending.

         CASH FLOW

         For the second time in many years, the State will meet its cash flow needs without relying on a spring borrowing. However, this achievement is predicated on two actions: the issuance of all remaining LGAC bonds authorized in the 1990 statute; and the passage of proposed legislation permitting the State to use, for cash flow purposes only, balances in the Lottery Fund. Temporary transfers will be returned within five months so that all available Lottery moneys as well as advances of additional aid can be paid to school districts in September.

         The lingering impact of the 1994-95 receipts shortfall -- as well as the impact of the potential $5 billion 1995-96 imbalance on cash operations -- exerts substantial pressures on the State's cash balance position in the first three months of the fiscal year. These pressures are expected to abate later in the 1995-96 fiscal year, as cash outlays decline from previous levels consistent with cost-savings initiatives proposed in the Executive Budget.

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PRIOR FISCAL YEARS

         New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes ("TRANs"). First, the national recession, and then the lingering economic slowdown in the New York and regional economy, resulted in repeated shortfalls in receipts and three budget deficits. For its 1992-93 and 1993-94 fiscal years, the State recorded balanced budgets on a cash basis, with substantial fund balances in each year as described below.

         1994-95 FISCAL YEAR

         The State's budget for the 1994-95 fiscal year was enacted by the Legislature on June 7, 1994, more than two months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including all necessary appropriations for debt service.

         The 1994-95 budget contained a significant investment in efforts to spur economic growth. The budget included provisions to reduce the level of business taxation in New York, with cuts in the corporate tax surcharge, the alternative minimum tax imposed on business and the petroleum business tax, repeal of the State's hotel occupancy tax, and reductions in the real property gains tax to stimulate construction and facilitate the real estate industry's access to capital. Complementing the elimination of the hotel tax was a $10 million investment of State funds in the "I Love New York" program designed to spur tourism activity throughout the State.

         To help strengthen the State's economic recovery, the 1994-95 budget also included more than $200 million in additional funding for economic development programs. Special emphasis was placed on programs intended to enable New York State to: (i) invest in high technology industries; (ii) expand access to foreign markets; (iii) strengthen assistance to small businesses, particularly those owned by women and minorities; (iv) retain and attract new manufacturing jobs; (v) help companies and communities impacted by continued cutbacks in Federal defense spending and ongoing corporate downsizings; and (vi) bolster the tourism industry. In addition, the budget included increased levels of support for programs to rebuild and maintain State infrastructure, and provisions to create 21 new economic development zones.

         New York State ended its 1994-95 fiscal year with the General Fund in balance. The closing fund balance of $158 million reflects $157 million in the Tax Stabilization Reserve Fund and

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$1 million in the Contingency Reserve Fund ("CRF"). The CRF was established in
State Fiscal year 1993-94, funded partly with surplus moneys, to assist the State in financing the 1994-95 fiscal year costs of extraordinary litigation known or anticipated at that time; the opening fund balance in State fiscal year 1994-95 was $265 million. The $241 million change in the fund balance reflects the use of $264 million in the CRF as planned, as well as the required deposit of $23 million to the Tax Stabilization Reserve Fund. In addition, $278 million was on deposit in the tax refund reserve account, $250 million of which was deposited at the end of the State's 1994-95 fiscal year to continue the process of restructuring the State's cash flow as part of the LGAC program.

         Compared to the State Financial Plan for 1994-95 as formulated on June 16, 1994, reported receipts fell short of original projections by $1.163 billion, primarily in the categories of personal income and business taxes. Of this amount, the personal income tax accounts for $800 million, reflecting weak estimated tax collections and lower withholding due to reduced wage and salary growth, more severe reductions in brokerage industry bonuses than projected earlier, and deferral of capital gains realizations in anticipation of potential Federal tax changes. Business taxes fell short by $373 million, primarily reflecting lower payments from banks as substantial overpayments of 1993 liability depressed net collections in the 1994-95 fiscal year. These shortfalls were offset by better performance in the remaining taxes, particularly the user taxes and fees, which exceeded projections by $210 million. Of this amount, $227 million was attributable to certain restatements for accounting treatment purposes pertaining to the CRF and LGAC; these restatements had no impact on balance in the General Fund.

         Disbursements were also reduced from original projections by $848 million. After adjusting for the net impact of restatements relating to the CRF and LGAC which raised disbursements by $38 million, the variance is $886 million. Well over two-thirds of this variance is in the category of grants to local governments, primarily reflecting the conservative nature of the original estimates of projected costs for social services and other programs. Lower education costs are attributable to the availability of $110 million in additional lottery proceeds and the use of LGAC bond proceeds.

         The spending reductions also reflect $188 million in actions initiated in January 1995 by the Governor to reduce spending to avert a potential gap in the 1994-95 State Financial Plan. These actions included savings from a hiring freeze, halting the development of certain services, and the suspension of non-essential capital projects. These actions, together with $71 million in other measures comprised the Governor's $259 million gap-closing plan, submitted to the Legislature in connection with the 1995-96 Executive Budget.


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         1993-94 FISCAL YEAR

         The State ended its 1993-94 fiscal year with a balance of $1.140 billion in the tax refund reserve account, $265 million in its Contingency Reserve Fund and $134 million in its Tax Stabilization Reserve Fund. These fund balances were primarily the result of an improving national economy, State employment growth, tax collections that exceeded earlier projections and disbursements that were below expectations. Deposits to the personal income tax refund reserve have the effect of reducing reported personal income tax receipts in the fiscal year when made and withdrawals from such reserve increase receipts in the fiscal year when made. The balance in the tax refund reserve account will be used to pay taxpayer refunds, rather than drawing from 1994-95 receipts.

         1992-93 FISCAL YEAR

         The State ended its 1992-93 fiscal year with a balance of $671 million in the tax refund reserve account and $67 million in the Tax Stabilization Reserve Fund. The State's 1992-93 fiscal year was characterized by performance that was better than projected for the national and regional economies. National gross domestic product, State personal income, and State employment and unemployment performed better than originally projected in April 1992. This favorable economic performance, particularly at year end, combined with a tax-induced acceleration of income into 1992, was the primary cause of the General Fund surplus. Personal income tax collections were more than $700 million higher than originally projected (before reflecting the tax refund reserve account transaction), primarily in the withholding and estimated payment components of the tax. There were, however, large and mainly offsetting variances in other categories of receipts.

CERTAIN LITIGATION

         Certain litigation pending against New York or its officers or employees could have a substantial or long-term adverse effect on New York finances. Among the more significant of these cases are those that involve: (i) the validity of agreements and treaties by which various Indian tribes transferred to New York title to certain land in New York; (ii) certain aspects of New York's Medicaid rates and regulations, including reimbursements to providers of mandatory and optional Medicaid services, and the eligibility for and nature of home care services; (iii) challenges to provisions of Section 2807-C of the Public Health Law, which impose a 13% surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans and portions of Chapter 55 of the laws of 1992, which require hospitals to impose and remit to the State an 11% surcharge on hospital bills paid by commercial insurers and which require health maintenance organizations to remit to the State a surcharge of up to 9%; (iv) an action against the State of New York and New York City officials alleging that the present level of shelter allowance for public assistance recipients is inadequate under statutory standards to maintain proper housing; (v) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (vi) alleged responsibility of New York officials to assist in remedying racial segregation in the City of Yonkers;
(vii) a challenge to the constitutionality of financing programs of the Thruway Authority authorized by Chapters 166 and 410 of the Laws of 1991; and (viii) a claim that the State's Department of Environmental Conservation prevented the completion of a cogeneration facility by the projected date by failing to provide data in a timely manner and that the plaintiff thereby suffered damages. In addition, aspects of petroleum business taxes are the subject of administrative claims and litigation.

THE CITY OF NEW YORK

         The fiscal health of the State of New York is closely related to the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from New York. The City's independently audited operating results for each of its 1981 through 1993 fiscal years showed a General Fund surplus reported in accordance with GAAP. In addition, the City's financial statements for the 1993 fiscal year received an unqualified opinion from the City's independent auditors, the eleventh consecutive year the City received such an opinion.

         The 1996-1999 Financial Plan reflects a program of proposed actions by the City to close the gaps between projected revenues and expenditures of $888 million, $1.5 billion and $1.4 billion for the 1997, 1998 and 1999 fiscal years, respectively. These actions, a substantial number of which are not specified in detail, include additional agency spending reductions, reduction in entitlements, government procurement initiatives, revenue initiatives and the availability of the general reserve.

         The Office of the State Deputy Comptroller for the City of New York (the "OSDC") and the State Financial Control Board continue their respective budgetary oversight activities.

         In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (the "MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; the Office of the State Deputy Comptroller for the City of New York to assist the Control Board in exercising its powers and responsibilities; and a "Control Period" from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal-monitoring arrangements. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met, thus suspending certain Control Board powers, the Control Board, MAC and OSDC continue to exercise various fiscal-monitoring functions over the City, and upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including, but not limited to a City operating budget deficit of more than $100 million, the Control Board is required by law to reimpose a Control Period. Currently, the City and its Covered Organizations (I.E., those which receive or may receive monies from the City directly, indirectly or contingently) operate under a four-year financial plan which the City prepares annually and periodically updates.

         The staffs of the OSDC and the Control Board issue periodic reports on the City's financial plans, as modified, analyzing forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as compliance with the financial plan, as modified, by the City and its Covered Organizations. OSDC staff reports issued during the mid-1980's noted that the City's budgets benefitted from a rapid rise in the City's economy, which boosted the City's collection of property, business and income taxes. These resources were used to increase the City's work force and the scope of discretionary and mandated City services. Subsequent OSDC staff reports examined the 1987 stock market crash and the 1989-92 recession, which affected the New York City region more severely than the nation, and attributed an erosion of City revenues and increasing strain on City expenditures to that recession. According to a recent OSDC staff report, the City's economy is now slowly recovering, but the scope of that recovery is uncertain and unlikely, in the foreseeable future, to match the expansion of the mid-1980's. Also, staff reports of OSDC and the Control Board have indicated that the City's recent balanced budgets have been accomplished, in part, through the use of non-recurring resources, tax increases and additional State assistance; that the City has not yet brought its long-term expenditures in line with recurring revenues; and that the City is therefore likely to continue to face future projected budget gaps requiring the City to increase revenues and/or reduce expenditures. According to the most recent staff reports of OSDC and the Control Board, during the four-year period covered by the current financial plan, the City is relying on obtaining substantial resources from initiatives needing approval and cooperation of its municipal labor unions, Covered Organizations, and City Council, as well as the State and Federal governments, among others.

         The City requires significant amounts of financing for seasonal and capital purposes. The City issued $1.75 billion of notes for seasonal financing purposes during its fiscal year ending June 30, 1994. The City's capital financing program projects long-term financing requirements of approximately $17 billion for the City's fiscal years 1995 through 1998. The major capital requirements include expenditures for the City's water supply and sewage disposal systems, roads, bridges, mass transit, schools, hospitals and housing.

OTHER LOCALITIES

         In addition to the City, certain localities, including the City of Yonkers, could have financial problems leading to requests for additional State assistance during the State's 1995-96 fiscal year and thereafter.. Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1993, the total indebtedness of all localities in the State other than New York City was approximately $17.7 billion.

         From time to time, Federal expenditure reductions could reduce, or in some cases, eliminate, Federal funding of some local programs, and, accordingly, might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

AUTHORITIES

         The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and as otherwise restricted by, their legislative authorization. As of September 30, 1994, there were 18 public authorities that had aggregate outstanding debt of $70.3 billion. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

         The Metropolitan Transit Authority (the "MTA"), which receives the bulk of the appropriated moneys from the State, oversees the operation of the City's bus and subway system by its affiliates, the New York City Transit Authority and Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA has depended and will continue to depend upon Federal, state and local government support to operate the transit system because fare revenues are insufficient.

         Over the past several years, the State has enacted several taxes (including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county region served by the MTA and a special one-quarter of one percent regional sales and use tax) that provide additional revenues for mass transit purposes, including assistance to the MTA. In addition, a one-quarter of one percent regional mortgages recording tax paid on certain mortgages creates an additional source of recurring revenues for the MTA. Further, in 1993, the State dedicated a portion of the State petroleum business tax to assist the MTA. For the 1995-96 State fiscal year, total State assistance to the MTA is estimated at approximately $1.1 billion.

         In 1993, State legislation authorized the funding of a five-year $9.56 billion MTA capital plan for the five-year period, 1992 through 1996 (the "1992-96 Capital Program"). The MTA has received approval of the 1992-96 Capital Program based on this legislation from the 1992-96 Capital Program Review Board, as State law requires. This is the third five-year plan since the Legislature authorized procedures for the adoption, approval and amendment of a five-year plan in 1981 for a capital program designed to upgrade the performance of the MTA's transportation systems and to supplement, replace and rehabilitate facilities and equipment. The MTA, the Triborough Bridge and Tunnel Authority, and the TA are collectively authorized to issue an aggregate of $3.1 billion of bonds (net of certain statutory exclusions) to finance a portion of the 1992-96 Capital Program. The 1992-96 Capital Program is expected to be financed in significant part through dedication of State petroleum business taxes referred to above.

         There can be no assurance that all the necessary governmental actions for the Capital Program will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1992-96 Capital Program, or parts thereof, will not be delayed or reduced. Furthermore, the power of the MTA to issue certain bonds expected to be supported by the appropriation of State petroleum business taxes is currently the subject of a court challenge. If the Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional State assistance.


 JPM523

APPENDIX C
INVESTING IN JAPAN AND ASIAN GROWTH MARKETS

JAPAN AND ITS SECURITIES MARKETS

         The Japan Equity Portfolio will be subject to general economic and political conditions in Japan. These include future political and economic developments, the possible imposition of, or changes in, exchange controls or other Japanese governmental laws or restrictions applicable to such investments, diplomatic developments, political or social unrest and natural disasters.

         The information set forth in this section has been extracted from various governmental publications and private news services.
 The Japan Equity Portfolio makes no representation as to the accuracy of the information, nor has the Portfolio attempted to verify it. Furthermore, no representation is made that any correlation exists between Japan or its economy in general and the performance of the Japan Equity Portfolio.

DOMESTIC POLITICS

         Japan has a parliamentary form of government. The legislative power is vested in the Japanese Diet, which consists of a House of Representatives and a House of Councillors. Members of the House of Representatives are elected for terms of four years unless the House of Representatives is dissolved prior to the expiration of their full elected terms. Members of the House of Councillors are elected for terms of six years with one-half of the membership being elected every three years. Various political parties are represented in the Diet, including the conservative Liberal Democratic Party ("LDP"), which until August 1993 had been in power nationally since its formation in 1955. The LDP ceased to have a majority of the House of Representatives in June 1993, when certain members of the House of Representatives left the LDP and formed two new political parties. After an election for the House of Representatives was held on July 18, 1993 and the LDP failed to secure a majority, seven parties formed a coalition to control the House of Representatives and chose Morihiro Hosokawa, the Representative of the Japan New Party, to head their coalition. In April 1994, amid accusations of financial improprieties, Prime Minister Hosokawa announced that he would resign. Tusutomu Hata succeeded Mr. Hosokawa as prime minister and formed a new cabinet as a minority coalition government. In June 1994 Mr. Hata yielded to political pressure from opposition parties and resigned. He was succeeded by Social Democratic Party leader Tomi-ichi Murayama, Japan's first Socialist prime minister since 1948, who was chosen by a new and unstable alliance between left-wing and conservative parties, including the LDP. This political instability may hamper Japan's ability to establish and maintain effective economic and fiscal policies, and recent and future political developments may lead to changes in policy that might adversely affect the Japan Equity Portfolio.

ECONOMIC BACKGROUND

         Over the past 30 years, Japan has experienced significant economic development. During the era of high economic growth in the 1960s and early 1970s, the expansion was based on the development of heavy industries such as steel and shipbuilding. In the 1970s, Japan moved into assembly industries which employ high levels of technology and consume relatively low quantities of resources, and since then has become a major producer of electrical and electronic products and automobiles. Moreover, since the mid-1980s, Japan has become a major creditor nation. With the exception of the periods associated with the oil crises of the 1970s, Japan has generally experienced very low levels of inflation.

         Japan is largely dependent upon foreign economies for raw materials. For instance, almost all of its oil is imported, the majority from the Middle East. Oil prices therefore have a major impact on the domestic economy, as is evidenced by the current account deficits triggered by the two oil crises of the 1970s. Oil prices have declined mainly due to a worldwide easing of demand for crude oil. The stabilized price of oil contributed to Japan's sizeable current account surplus and stability of wholesale and consumer prices during the period 1981 through 1992. While Japan is working to reduce its dependence on foreign materials, its lack of natural resources poses a significant obstacle to this effort.

         International trade is important to Japan's economy, as exports provide the means to pay for many of the raw materials it must import. Japan's trade surplus has increased dramatically in recent years, exceeding $100 billion since 1991. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surpluses resulting therefrom, Japan has entered a tense phase in its relations with its trading partners, particularly with respect to the United States, with whom the trade imbalance is the greatest. The United States and Japan have engaged in "economic framework" negotiations to help increase the United States' share in Japanese markets and reduce Japan's current account surplus, but progress in the negotiations has been hampered by the recent political upheaval in Japan. Any trade sanctions imposed upon Japan by the United States as a result of the current friction or otherwise could adversely affect Japan and the performance of the Japan Equity Portfolio.

         The following table sets forth the composition of Japan's trade balance, as well as other components of its current account, for the years 1980 to 1993.


                                                             CURRENT ACCOUNT

                                                Trade
         -----------------------------------------------------------------------------------
                                 Change from                Change from
                                  PRECEDING                  PRECEDING          TRADE                                        Current
             YEAR       EXPORTS     YEAR          IMPORTS      YEAR            BALANCE       SERVICE        TRANSFERS        BALANCE
                                                    (U.S. DOLLARS IN
                                                        MILLIONS)

             1980     $ 126,736    25.2%         $ 124,611     25.4%         $   2,125      $ (11,343)     $  (1,528)     $ (10,746)

             1981       149,522    18.0            129,555      4.0             19,967         (1,624)         4,770
                                                                                                                            (13,573)
             1982       137,663    (7.9)           119,584     (7.7)            18,079         (9,848)         6,850
                                                                                                                             (1,381)
             1983       145,468     5.7            114,014     (4.7)            31,454         (9,106)        (1,549)        20,799

             1984       168,290    15.7            124,003      8.8             44,257         (7,747)        (1,507)        35,003

             1985       174,015     3.4           118,029      (4.8)            55,986         (5,165)        (1,652)        49,169

             1986       205,591    18.1            112,764     (4.5)            (4,932)        (2,050)        85,845         92,827

             1987       224,605     9.2            128,219     13.7             96,386         (5,702)        87,015         (3,669)

             1988       259,765    15.7            164,753     28.5             95,012        (11,263)        (4,118)        79,631

             1989       269,570     3.8            192,653     16.9             76,917        (15,526)        (4,234)        57,157

             1990       280,374     4.0            216,846     12.6             65,528        (22,292)        (5,475)        35,761

             1991       306,557     9.3            203,513     (6.1)           103,044        (17,660)       (12,483)        72,901

             1992       330,850     7.9            198,502     (2.5)           132,348        (10,112)        (4,685)       117,551

             1993       351,292     6.2            209,778      5.7            141,514         (6,117)       131,448         (3,949)



Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

         The following table sets forth the composition of Japan's imports on a customs clearance basis, both in terms of import item and in terms of regional source, for the years 1980 to 1993.

                                             IMPORTS ON A CUSTOMS CLEARANCE BASIS

                               Crude
                              Materials                       Machinery and               From           From
YEAR             TOTAL        AND FUELS         FOODSTUFF       EQUIPMENT                 U.S.           EUROPE       FROM ASIA
----             -----        ---------         ---------       ---------                 ----           ------       ---------

                                              (U.S. DOLLARS IN MILLIONS)

1980           $140,528       $93,752           $14,666           $ 9,843                $24,408         $7,842         $31,751

1981            143,290        92,597            15,913            10,240                 25,927          8,552          31,930

1982            131,931        84,529            14,575             9,112                 24,179          7,560          29,985

1983            126,393        77,136            14,896            10,409                 24,647          8,120          27,988

1984            136,503        79,862            16,027            12,066                 26,862          9,334          31,883

1985            129,539        73,834            15,547            12,372                 25,793          8,893          30,264

1986            126,408        54,423            19,186            14,699                 29,054         13,989          29,849

1987            149,515        61,122            22,395            19,123                 31,490         17,670          38,627

1988            187,354        66,330            29,120            26,661                 42,037         24,071          47,802

1989            210,847        73,649            31,012            32,376                 48,246         28,146          61,476

1990            234,799        85,102            31,572            40,863                 52,369         35,028          66,646

1991            236,737        81,807            34,473            42,851                 53,317         31,792          73,016

1992            233,021        78,734            37,289            42,853                 52,230         31,280          74,448

1993            240,670        76,072            39,365            46,612                 55,197         30,142          81,060


Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

         ECONOMIC TRENDS. The following table sets forth Japan's gross domestic product for the years 1987 to 1993.

                                           GROSS DOMESTIC PRODUCT (GDP)


                              1993          1992           1991           1990           1989           1988            1987
                              ----          ----           ----           ----           ----           ----            ----

                                                                     (YEN IN BILLIONS)

Consumption
Expenditures

  Private                 (Y)270,505.4  (Y)264,779.9   (Y)255,084.2   (Y)243,628.1   (Y)228,483.2   (Y)215,122.0     (Y)204,585.3
  Government                  44,970.3      43,254.0       41,232.0       38,806.6       36,274.8       34,184.3         32,974.5
Capital Formation
(incl.inventories)

  Private                    102,047.7     109,579.2      116,638.0      110,871.9      100,130.8       89,043.7         76,176.5

  Government                  40,328.3      35,013.4       30,062.3       28,182.6       25,724.5       24,660.89        23,673.8
  Exports of Goods
  and Services                44,234.5      47,409.4       46,809.7       45,919.9       42,351.8       37,483.2         36,209.6
  Imports of Goods
  and Services                33,317.2      36,183.8       38,529.3       42,871.8       36,768.1       29,065.1         25,194.9
  GDP
  (Expenditures)             468,769.0     463,850.0      451,296.9       24,537.2      396,197.0      371,429.0        348,425.0
Change in GDP from Preceding Year
  Nominal
terms                              1.1%          2.8%           6.3%           7.2%           6.7%           6.6%             4.1%
  Real Terms                       0.1%          1.1%           4.3%           4.8%           4.7%           6.2%             4.1%




Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

         The following tables set forth certain economic indicators in Japan for the years indicated.

                                           ORDERS RECEIVED FOR MACHINERY
                                                  (280 COMPANIES)


                                      1993            1992            1991            1990            1989             1988
                                      ----            ----            ----            ----            ----             ----
                                                                        (YEN IN BILLIONS)

Manufacturing.................       (Y)4,657.7      (Y)5,526.1      (Y)6,785.9      (Y)7,289.3      (Y)6,663.1       (Y)5,621.3

Nonmanufacturing..............          8,858.8         9,233.9        10,160.4         9,139.4         8,425.9          7,066.5
                                       --------         -------        --------         -------         -------          -------

Total Demand by Private
  Sector......................      (Y)13,516.5     (Y)14,759.9     (Y)16,946.3     (Y)16,429.3     (Y)15,088.9      (Y)12,687.8

Government Demand.............         11,226.7        11,010.7        11,291.3        11,601.2        10,316.4          9,131.4
                                       --------        --------        --------        --------        --------         --------

Total.........................      (Y)24,743.2     (Y)25,770.6     (Y)28,237.6     (Y)28,030.5     (Y)25,405.3      (Y)21,819.2
                                    -----------     -----------     -----------     -----------     -----------      -----------





Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.


                                         NEW DWELLING CONSTRUCTION STARTED


       YEAR                   NUMBER                     FLOOR AREA
                      (UNITS IN THOUSANDS)      (SQUARE METERS IN THOUSANDS)

       1980                   1,269                       119,102
       1981                   1,152                       107,853
       1982                   1,146                       107,638

       1983                   1,137                        99,442
       1984                   1,187                       100,226
       1985                   1,236                       103,129
       1986                   1,365                       111,003

       1987                   1,674                       132,527
       1988                   1,685                       134,530
       1989                   1,663                       135,029
       1990                   1,707                       137,490

       1991                   1,370                       117,219
       1992                   1,403                       120,318
       1993                   1,486                       131,683



Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

                                                   UNEMPLOYMENT
                                                                                                Labor Productivity Index
            YEAR                     NUMBER UNEMPLOYED             PERCENT UNEMPLOYED               (MANUFACTURING)
                                       (IN MILLIONS)                                                (BASE YEAR 1990)

            1983                               1.56                          2.6%                            66.7
            1984                               1.61                          2.7                             72.4
            1985                               1.56                          2.6                             75.6
            1986                               1.67                          2.8                             77.0
            1987                               1.73                          2.8                             81.4
            1988                               1.55                          2.5                             90.8
            1989                               1.42                          2.3                             96.2
            1990                               1.34                          2.1                            100.0
            1991                               1.36                          2.1                            102.5
            1992                               1.42                          2.2                             97.0
            1993                               1.66                          2.5                             95.4



Source: Financial Statistics of Japan 1993 (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.


                                               WHOLESALE PRICE INDEX


                                   Change
                        All         from             Manu-      Farm and
                      Commodi-     Preced-          factured     Marine     Mineral                 Domestic
              YEAR      TIES       ING YEAR         PRODUCTS    PRODUCTS    PRODUCTS    UTILITIES   PRODUCTS    EXPORTS     IMPORTS
              ----     ------      --------         --------    --------    --------    ---------   --------    -------     -------

                                                               (BASE YEAR: 1990)

              1980      110.9         17.7%          108.2       116.0       170.4       109.7       104.8       121.5       159.8


              1981      112.5          1.4           109.0       114.1       185.5       121.1       106.2       122.9       162.4

              1982      114.5          1.8           110.2       114.4       204.1       122.7       106.7       127.7       175.2

              1983      111.9         (2.3)          108.6       113.6       180.9       106.0       120.0       161.3
                                                                                                                             122.9
              1984      111.6         (2.7)          108.5       114.1       172.7       124.0       106.1       120.8       156.0

              1985      110.4         (1.1)          107.4       109.4       173.6       124.4       105.3       119.1       152.2

              1986      100.3         99.7            99.5        97.9       118.5       100.3       101.1        97.7        (9.1)

              1987       96.5         (3.8)           96.4        94.9       110.8        97.2        96.0        89.7        88.2

              1988       95.6         (0.9)           95.8        95.4        79.2       104.4        96.7        93.8        85.6

              1989       98.0          2.5            98.2        98.3        87.1       100.8        98.5        97.9        92.0

              1990      100.0          2.0           100.0       100.0       100.0       100.0       100.0       100.0       100.0

              1991       99.4         (0.6)           99.8        97.5        93.6       100.1        94.6        91.8       101.0

              1992       97.8         (1.6)           98.3        96.2        88.2       100.1       100.1        91.2        86.3

              1993       (2.9)        95.5            95.1        76.8       100.2        98.6        83.9        77.3        95.0



Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.


                                                 CONSUMER PRICE INDEX

                                                                          General
                                                 Change from             Including
        YEAR                 GENERAL           PRECEDING YEAR           FRESH FOOD

                                   (Base Year: 1990)

        1980                    81.7                     7.7%                 81.8

        1981                    85.6                     4.9                  85.7

        1982                    88.0                     2.8                  88.3

        1983                    89.6                     1.9                  89.9

        1984                    91.7                     2.3                  91.9

        1985                    93.5                     2.0                  93.7

        1986                    94.1                     0.6                  94.5

        1987                    94.2                     0.1                  94.8

        1988                    94.9                     0.7                  95.1

        1989                    97.0                     2.3                  97.4

        1990                   100.0                     3.1                 100.0

        1991                   103.3                     3.3                 102.9

        1992                   105.0                     1.6                 105.2

        1993                   106.4                     1.3                 106.6




Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

         CURRENCY FLUCTUATION. The Japan Equity Portfolio's investments in Japanese securities will be denominated in yen and most income received by the Portfolio from such investments will be in yen. However, the Portfolio's net asset value will be reported, and distributions will be made, in U.S. dollars. Therefore, a decline in the value of the yen relative to the U.S. dollar could have an adverse effect on the value of the Portfolio's Japanese investments.

         The following table sets forth the average exchange rates of Japanese yen for U.S. dollars for the years 1980 to 1993:


                                               CURRENCY EXCHANGE RATES



                                            YEAR                   YEN PER U.S. DOLLAR

                                            1980                           (Y)226.63

                                            1981                              220.63

                                            1982                              249.06

                                            1983                              237.55

                                            1984                              237.45

                                            1985                              238.47

                                            1986                              168.35

                                            1987                              144.60

                                            1988                              128.17

                                            1989                              138.07

                                            1990                              145.00

                                            1991                              134.59

                                            1992                              126.79

                                            1993                              111.08





Source:  Board of Governors of the Federal Reserve System, Federal Reserve
         Bulletin

         On March 25, 1995, the noon buying rate in London for cable transfers payable in Japanese yen was 89.00 yen per U.S. dollar. The recent relative strength of the yen to the U.S. dollar may adversely affect the economy of Japan, and, in particular, the export sector thereof.

         GEOLOGICAL FACTORS. The islands of Japan lie in the western Pacific Ocean, off the eastern coast of the continent of Asia. Japan has in the past experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

SECURITIES MARKETS

         There are eight stock exchanges in Japan. Of these, the Tokyo Stock Exchange is by far the largest, followed by the Osaka Stock Exchange and the Nagoya Stock Exchange. These exchanges divide the market for domestic stocks into two sections, with newly listed companies and smaller companies assigned to the Second Section and largest companies assigned to the First Section.

         The following table sets forth the number of Japanese companies listed on each of the eight Japanese stock exchanges as of the end of 1993.

                              NUMBER OF DOMESTIC COMPANIES LISTED ON ALL STOCK EXCHANGES


         TOKYO                  OSAKA                NAGOYA

1st          2nd        1st        2nd        1st        2nd
SEC.         SEC.       SEC.       SEC.       SEC.       SEC.         KYOTO       HIROSHIMA       FUKUOKA       NIGATA       SAPPORO
---          ---        ---        ---        ---        ---          -----       ---------       -------       ------       -------

1,234        433        857        321        432        127           237           198            252          197           191



Source:  Tokyo Stock Exchange, Fact Book 1994


         The following table sets forth the trading volume and value of Japanese stocks on each of the eight Japanese stock exchanges for the years 1989 to 1993.


                                 STOCK TRADING VOLUME & VALUE ON ALL STOCK EXCHANGES
                                       (shares in millions; yen in billions)



                       ALL EXCHANGES                       TOKYO                         OSAKA
                                                                                                                    NAGOYA

YEAR                VOLUME         VALUE         VOLUME          VALUE          VOLUME         VALUE             VOLUME        VALUE
----               --------      ---------     ----------      ---------      ----------       -------        ---------      -------

1989 ........       256,296     (Y)386,395        222,599     (Y)332,617          25,096      (Y)41,679           7,263    (Y)10,395

1990 ........       145,837        231,837        123,099        186,667          17,187         35,813           4,323        7,301

1991 ........       107,844        134,160         93,606        110,897          10,998         18,723           2,479        3,586

1992 ........        82,563         80,456         66,408         60,110          12,069         15,575           3,300        3,876

1993 ........       101,172        106,123         86,934         86,889          10,439         14,635           2,779        3,459






                                KYOTO                HIROSHIMA               FUKUOKA              NIIGATA               SAPPORO

                           VOLUME      VALUE     VOLUME      VALUE     VOLUME      VALUE     VOLUME      VALUE     VOLUME      VALUE

1989 .................        331     (Y)443        190     (Y)235        268     (Y)330        398     (Y)475        151     (Y)221

1990 .................        416        770        169        261        203        245        334        195        286        405

1991 .................        220        300        125        149        122        174        181        208        113        123

1992 .................        225        110        136        139        129        163        178        149        129        322

1993 .................        222        340        185        178        229        225        206        226        173        170



Source:  Tokyo Stock Exchange, Fact Book 1994

         The following table sets forth the stock trading volume of Japanese stocks on the Tokyo Stock Exchange for the years 1971 to 1993.


                                                 TOKYO STOCK EXCHANGE
                                                 STOCK TRADING VOLUME



                             No. of
                            Trading                               Daily                                                    Turnover
YEAR                         DAYS             TOTAL              AVERAGE             HIGH                 LOW               RATIO
----                        ------            -----              -------             ----                 ---               -----

                                                       (shares in millions)


1971.............              299            60,819                203                559                 60               51.4%

1972.............              297           100,358                338              1,077                 92               79.0

1973.............              287            59,248                206              1,066                 48               43.0

1974.............              285            51,001                179                572                 48               34.4

1975.............              284            51,906                183                401                 62               32.6

1976.............              286            69,941                245                646                 91               40.9

1977.............              286            71,195                249                921                102               39.4

1978.............              285            98,555                345                865                149               52.1

1979.............              286            98,246                344                914                138               50.2

1980.............              285           102,245                359                940                141               50.2

1981.............              285           107,549                377              1,390                114               50.0

1982.............              285            78,474                275                823                108               34.6

1983.............              286           104,309                365                997                122               44.3

1984.............              287           103,737                361                965                124               42.5

1985.............              285           121,863                428              1,367                163               48.0

1986.............              279           197,699                709              2,336                141               75.1

1987.............              274           263,611                962              2,839                211               96.1

1988.............              273           282,637              1,035              2,868                187               98.1

1989.............              249           222,599                894              2,212                276               73.1

1990.............              246           123,099                500              1,101                196               38.4

1991.............              246            93,606                381              1,462                138               28.4

1992.............              247            66,408                269                841                116               19.9

1993.............              246            86,935                353              1,553                 82               25.9



Source:  Tokyo Stock Exchange, Fact Book 1994

         The following table sets forth the stock trading value of Japanese stocks on the Tokyo Stock Exchange for the years 1971 to 1993.

                                                 TOKYO STOCK EXCHANGE
                                                 STOCK TRADING VALUE


                                                                                                                        Turnover
YEAR                                            TOTAL              DAILY AVERAGE          HIGH             LOW            RATIO


                                                                 (yen in millions)

1971...................................       (Y)13,980,301           (Y)46,757       (Y)131,339       (Y)10,734          71.8%

1972...................................          21,435,235              72,173          202,347          18,951           60.6

1973...................................          14,904,472              51,932          253,353          11,834           34.4

1974...................................          12,390,319              43,475          137,534          11,455           33.2

1975...................................          15,566,058              54,810          154,217          14,261           39.3

1976...................................          23,662,168              82,735          216,984          28,945           49.2

1977...................................          21,500,060              75,175          193,945          30,497           41.1

1978...................................          32,534,301             144,155          265,158          45,010           55.2

1979...................................          34,911,285             122,067          305,407          44,292           51.5

1980...................................          36,489,558             128,034          247,596          53,714           49.9

1981...................................          49,364,571             173,209          472,362          50,288           53.4

1982...................................          36,571,457             128,320          579,505          48,401           38.5

1983...................................          54,844,791             191,765          496,110          67,825           48.8

1984...................................          67,974,003             236,843          575,562          83,682           47.1

1985...................................          78,711,048             276,179          727,316         110,512           44.7

1986...................................         159,836,218             572,890        1,682,060         115,244           67.2

1987...................................         250,736,971             915,098        2,382,114         221,230           80.6

1988...................................         285,521,260           1,045,865        2,768,810         192,704           70.2

1989...................................         332,616,597           1,335,810        2,796,946         392,347           61.1

1990...................................         186,666,820             758,808        1,464,920         218,205           57.7

1991...................................         110,897,491             450,803        1,531,064         151,565           19.3

1992...................................          60,110,391             243,362          686,737          97,616           18.0

1993...................................          86,889,072             353,208        1,422,760          61,747           18.3



Source:  Tokyo Stock Exchange, Fact Book 1994

         SECURITIES INDEX. The TOPIX is a composite index of all common stocks listed on the First Section of the Tokyo Stock Exchange. The TOPIX reflects the change in the aggregate market value of the common stocks as compared to the aggregate market value of those stocks as of the close of January 4, 1968.

         The following table sets forth the high, low and year-end TOPIX for each year from 1971 to 1993.



                             TOPIX (TOKYO STOCK PRICE INDEX)



                                (Jan. 4, 1968 = 100)

      YEAR                 YEAR-END                  HIGH                 LOW

      1971                 199.45                   209.00               148.05
      1972                 401.70                   401.70               199.93
      1973                 306.44                   422.48               284.69
      1974                 278.34                   342.47               251.96
      1975                 323.43                   333.11               268.24

      1976                 383.88                   383.88               326.28
      1977                 364.08                   390.93               350.49
      1978                 449.55                   452.60               364.04
      1979                 459.61                   465.24               435.13
      1980                 494.10                   497.96               449.01

      1981                 570.31                   603.92               495.79
      1982                 593.72                   593.72               511.52
      1983                 731.82                   731.82               574.51
      1984                 913.37                   913.37               735.45
      1985               1,049.40                 1,058.35               916.93

      1986               1,556.37                 1,583.35             1,025.85
      1987               1,725.83                 2,258.56             1,557.46
      1988               2,357.03                 2,357.03             1,690.44
      1989               2,881.37                 2,884.80             2,364.33
      1990               1,733.83                 2,867.70             1,523.43

      1991               1,714.68                 2,028.85             1,638.06
      1992               1,307.66                 1,763.43             1,102.50
      1993               1,439.31                 1,698.67             1,250.06



Source:  Tokyo Stock Exchange, Fact Book 1994

         As this index reflects, share prices of companies traded on Japanese stock exchanges reached historical peaks (which were later referred to as the "bubble") in 1989 and 1990. Afterwards stock prices decreased significantly, reaching their lowest levels in the second half of 1992. There can be no assurance that additional market corrections will not occur.

ASIAN GROWTH MARKETS

         The Asia Growth Portfolio will be subject to certain risks and special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. companies. In particular, securities markets in Asian growth markets have been subject to substantial price volatility, often without warning. This potential for sudden market declines should be weighed and balanced against the potential for rapid growth in Asian growth markets. Further, certain securities that the Portfolio may purchase, and investment techniques in which the Portfolio may engage, involve risks, including those set forth below.

INVESTMENT AND REPATRIATION RESTRICTIONS

         Foreign investment in the securities markets of several Asian growth markets is restricted or controlled to varying degrees. These restrictions may limit investment in certain of the Asian growth markets and may increase expenses of the Portfolio. For example, certain countries may require governmental approval prior to investments by foreign persons in a particular company or industry sector or limit investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. In addition, the repatriation of both investment income and capital from several of the Asian growth markets is subject to restrictions such as the need for certain government consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Portfolio. For example, Taiwan imposes a waiting period on the repatriation of investment capital for certain foreign investors. Although these restrictions may in the future make it undesirable to invest in the countries to which they apply, the Advisor does not believe that any current repatriation restrictions would preclude the Portfolio from effectively managing its assets.

         If, because of restrictions on repatriation or conversion, the Portfolio were unable to distribute substantially all of its net investment income and long-term capital gains within applicable time periods, the Portfolio could be subject to U.S. Federal income and excise taxes which would not otherwise be incurred and may cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Code, in which case it would become subject to U.S. federal income tax on all of its income and gains.

         Generally, there are restrictions on foreign investment in certain Asian growth markets, although these restrictions vary in form and content. In India, Indonesia, Korea, Malaysia, the Philippines, Singapore and Thailand, the Portfolio may be limited by government regulation or a company's charter to a maximum percentage of equity ownership in any one company. The Advisor intends to apply for approval from Indian governmental authorities to invest in India on behalf of the Portfolio as a foreign institutional investor (an "FII"). The Advisor expects to receive the necessary approvals from these authorities within three months from the date of this Prospectus. Under the guidelines that apply currently for FIIs, no FII (or members of an affiliated group investing through one or more FIIs) may hold more than 5% of the total issued capital of any Indian company. In addition, all non-resident portfolio investments, including those of all FIIs and their clients, may not exceed 24% of the issued share capital of any Indian company; however, the 24% limit does not apply to investments by FIIs through authorized offshore funds and offshore equity issues. Further, at least 70% of the total investments made by an FII pursuant to its FII authorization must be in equity and equity related instruments such as convertible debentures and tradeable warrants. Under a recently adopted policy, FIIs may purchase new issues of equity securities directly from an Indian company, subject to certain conditions. The procedures for such direct subscription by FIIs of such equity securities are unclear and it is likely that a further limit, in addition to the 24% limit referred to above, may be imposed. The guidelines that apply for FIIs are relatively recent and thus experience as to their application has been limited. At present, FII authorizations are granted for five years and may be renewed with the approval of India governmental authorities. Korea generally prohibits foreign investment in Won-denominated debt securities and Sri Lanka prohibits foreign investment in government debt securities. In the Philippines, the Portfolio may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, which shares are made available to foreigners, and the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in the People's Republic of China (the "PRC"), the Portfolio may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in the PRC. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars.

         In Hong Kong, Korea, the Philippines, Taiwan and Thailand, there are restrictions on the percentage of permitted foreign investment in shares of certain companies, mainly those in highly regulated industries, although in Taiwan there are limitations on foreign ownership of shares of any listed company. In addition, Korea also prohibits foreign investment in specified telecommunications companies and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services.

         From time to time, pooled investment funds may be the most effective available means by which the Portfolio may invest in equity securities of certain Asian growth markets. For example, prior to January 3, 1992, foreign investment in Korea was generally limited to a few investment funds that had been granted a license from the government of Korea, although since that date direct foreign investment in individual stocks in Korea has been officially permitted within specific limits. Investment in such investment funds may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. The Portfolio does not intend to invest in such investment funds unless, in the judgment of the Advisor, the potential benefits of such investment outweigh the payment of any applicable premium, sales load and expenses.

MARKET CHARACTERISTICS

         DIFFERENCES BETWEEN THE U.S. AND ASIAN SECURITIES MARKETS. The securities markets of Asian growth markets have substantially less volume than the New York Stock Exchange, and equity and debt securities of most companies in Asian growth markets are less liquid and more volatile than equity and debt securities of U.S. companies of comparable size. Some of the stock exchanges in Asian growth markets, such as those in the PRC, are in the earliest stages of their development. Many companies traded on securities markets in Asian growth markets are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. To the extent that any Asian growth market experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in any such country may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Securities markets in Asian growth markets may also be subject to substantial governmental control, which may cause sudden or prolonged disruptions in market prices unrelated to supply and demand considerations. This may also be true of currency markets.

         Brokerage commissions and other transaction costs on securities exchanges in Asian growth markets are generally higher than in the United States. In addition, security settlements may in some instance be subject to delays and related administrative uncertainties, including risk of loss associated with the credit of local brokers.

         GOVERNMENT SUPERVISION OF ASIAN SECURITIES MARKETS; LEGAL SYSTEMS. There is less government supervision and regulation of foreign securities exchanges, listed companies and brokers in Asian growth markets than exists in the United States. Less information, therefore, may be available to the Fund than in respect of investments in the United States. Further, in certain Asian growth markets, less information may be available to the Fund than to local market participants. Brokers in Asian growth markets may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political, or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in some of the Asian growth markets develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law. Currently a mixture of legal and structural restrictions affect the securities markets of certain Asian growth markets. India in particular is experiencing difficulty in processing and settling securities transactions to such a degree that investments are currently impeded.

         Korea, in an attempt to avoid market manipulation, requires institutional investors to deposit in their broker's account a percentage of the amount to be invested (currently 20%) prior to execution of a purchase order. That deposit requirement will expose the Fund to the broker's credit risk. These examples demonstrate that legal and structural developments can be expected to affect the Portfolio, potentially affecting liquidity of positions held by the Portfolio, in unexpected and significant ways from time to time.

         FINANCIAL INFORMATION AND STANDARDS. Issuers in Asian growth markets generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an Asian growth market issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Moreover, substantially less information may be publicly available about issuers in Asian growth markets than is available about U.S. issuers.

SOCIAL, POLITICAL AND ECONOMIC FACTORS

         Asian growth markets may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demand for improved political, economic and social conditions; (iii) internal insurgencies,
(iv) war or hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Portfolio.

         Few Asian growth markets have western-style or fully democratic governments. Some governments in the region are authoritarian and influenced by security forces. During the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. Disparities of wealth, among other factors, have also led to social unrest in some Asian growth markets, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan and Sri Lanka, have created social, economic and political problems.

         Several Asian growth markets have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including the PRC and Pakistan. Tension between the Tamil and Sinhalese communities in Sri Lanka has resulted in periodic outbreaks of violence. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, the PRC continues to claim sovereignty over Taiwan. The PRC is acknowledged to possess nuclear weapons capability; North Korea is alleged to possess or be in the process of developing such a capability.

         The economies of most Asian growth markets are heavily dependent upon international trade and are accordingly affected by protective barriers and the economic conditions of their trading partners, principally, the United States, Japan, the PRC and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian growth markets. In addition, the economies of some Asian growth markets, Indonesia and Malaysia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

         Governments in certain Asian growth markets participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends.

         With respect to investments in the PRC, it should be noted that the PRC has only recently permitted private economic activities and the PRC government has exercised and continues to exercise substantial control over virtually every sector of the PRC economy through regulation and state ownership. The PRC is a socialist state which since 1949 has been, and is expected to continue to be, controlled by the Communist party of the PRC. Continued economic growth and development in the PRC, as well as opportunities for foreign investment, and prospects of private sector enterprises, in the PRC, will depend in many respects on the implementation of the PRC's current program of economic reform, which cannot be assured.

         In Hong Kong, British proposals to extend limited democracy have caused a political rift with the PRC, which is scheduled to assume sovereignty over the colony in 1997. Although the PRC has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of the PRC. In addition, such reversion has increased sensitivity in Hong Kong to political developments and statements by public figures in the PRC. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

         With respect to investments in Taiwan, it should be noted that Taiwan lacks formal diplomatic relations with many nations, although it conducts trade and financial relations with most major economic powers. Both the government of the PRC and the government of the Republic of China in Taiwan claim sovereignty over all of China. Although relations between Taiwan and the PRC are currently peaceful, renewed frictions or hostility could interrupt operations of Taiwanese companies in which the Portfolio invests and create uncertainty that could adversely affect the value and marketability of its Taiwan investments.

         With regard to India, agriculture occupies a more prominent position in the Indian economy than in the United States, and the Indian economy therefore is more susceptible to adverse changes in weather. The government of India has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly government actions in the future could have a significant effect on the Indian economy which could affect private sector companies, market conditions and prices and yields of securities held by the Portfolio. Religious and ethnic unrest persists in India. The long standing grievances between the Hindu and Muslim populations resulted in communal violence during 1993 in the aftermath of the destruction of a mosque in Ayodhya by radical elements of the Hindu population. The Indian government is also confronted by separatist movements in several states and the long standing border dispute with Pakistan over the State of Jammu and Kashmir, a majority of whose population is Muslim, remains unsolved. In addition, Indian stock exchanges have in the past been subject to repeated closure including for ten days in December 1993 due to a broker's strike, and there can be no assurance that this will not recur.

THINLY TRADED MARKETS

         Compared to securities traded in the United States, generally all securities of Asian growth market issuers may be considered to be thinly traded. Even relatively widely held securities in such countries may not be able to absorb trades of a size customarily transacted by institutional investors, without price disruptions. Accordingly, the Portfolio's ability to reposition itself will be more constrained than would be the case for a typical equity mutual fund.

SETTLEMENT PROCEDURES AND DELAYS

         Settlement procedures in Asian growth markets are less developed and reliable than those in the United States and in other developed markets, and the Portfolio may experience settlement delays or other material difficulties. This problem is particularly severe in India where settlement is through physical delivery and, where currently, a severe shortage of vault capacity exists among custodial banks, although efforts are being undertaken to alleviate the shortage. In addition, significant delays are common in registering transfers of securities, and the Portfolio may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlement. The recent and anticipated inflow of funds into the Indian securities market has placed added strains on the settlement system and transfer process. In addition, the Portfolio may be subject to significant limitations in the future on the volume of trading during any particular period, imposed by its sub-custodian in India or otherwise as a result of such physical or other operational constraints.

JPM523

                                     PART C

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements

The following financial statements are included in Part A:

Financial Highlights -- The Pierpont Money Market Fund, The Pierpont Tax Exempt Money Market Fund, The Pierpont Treasury Money Market Fund, The Pierpont Short Term Bond Fund, The Pierpont Bond Fund, The Pierpont Tax Exempt Bond Fund, The Pierpont Equity Fund, The Pierpont Capital Appreciation Fund, The Pierpont International Equity Fund, The Pierpont Diversified Fund, The Pierpont Emerging Markets Equity Fund and The Pierpont New York Total Return Bond Fund.



The following financial statements are incorporated by reference into Part B:

The Pierpont Money Market Fund
Statement of Assets and Liabilities at November 30, 1995
Statement of Operations for the fiscal year ended November 30, 1995 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements November 30, 1995

The Money Market Portfolio
Schedule of Investments at November 30, 1995
Statement of Assets and Liabilities at November 30, 1995
Statement of Operations for the fiscal year ended November 30, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements November 30, 1995

The Pierpont Tax Exempt Money Market Fund
Statement of Assets and Liabilities at August 31, 1995
Statement of Operations for the fiscal year ended August 31, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements August 31, 1995

The Tax Exempt Money Market Portfolio
Schedule of Investments at August 31, 1995
Statement of Assets and Liabilities at August 31, 1995
Statement of Operations for the fiscal year ended August 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements August 31, 1995

The Pierpont Treasury Money Market Fund
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1995

The Treasury Money Market Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1995

The Pierpont Short Term Bond Fund
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1995

The Short Term Bond Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1995

The Pierpont Bond Fund
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1995

The U.S. Fixed Income Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1995
Schedule of Investments at April 30, 1995 (unaudited)

The Pierpont Tax Exempt Bond Fund
Statement of Assets and Liabilities at August 31, 1995
Statement of Operations for the fiscal year ended August 31, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements August 31, 1995

The Tax Exempt Bond Portfolio
Schedule of Investments at August 31, 1995
Statement of Assets and Liabilities at August 31, 1995
Statement of Operations for the fiscal year ended August 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements August 31, 1995

The Pierpont Equity Fund
Statement of Assets and Liabilities at May 31, 1995
Statement of Operations for the Fiscal Year Ended May 31, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements May 31, 1995
Statement of Assets and Liabilities at November 30, 1995 (unaudited)
Statement of Operations for the six months ended November 30, 1995 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements November 30, 1995 (unaudited)

The Selected U.S. Equity Portfolio
Schedule of Investments at May 31, 1995
Statement of Assets and Liabilities at May 31, 1995
Statement of Operations for the Fiscal Year Ended May 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements May 31, 1995
Schedule of Investments at November 30, 1995 (unaudited)
Statement of Assets and Liabilities at November 30, 1995 (unaudited)
Statement of Operations for the six months ended November 30, 1995 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements November 30, 1995 (unaudited)

The Pierpont Capital Appreciation Fund
Statement of Assets and Liabilities at May 31, 1995
Statement of Operations for the Fiscal Year Ended May 31, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements May 31, 1995
Statement of Assets and Liabilities at November 30, 1995 (unaudited)
Statement of Operations for the six months ended November 30, 1995 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements November 30, 1995 (unaudited)

The U.S. Small Company Portfolio
Schedule of Investments at May 31, 1995
Statement of Assets and Liabilities at May 31, 1995
Statement of Operations for the Fiscal Year Ended May 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements May 31, 1995
Schedule of Investments at November 30, 1995 (unaudited)
Statement of Assets and Liabilities at November 30, 1995 (unaudited)
Statement of Operations for the six months ended November 30, 1995 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements November 30, 1995 (unaudited)

The Pierpont International Equity Fund
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1995

The Non-U.S. Equity Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplemantary Data
Notes to Financial Statements October 31, 1995

The Pierpont Diversified Fund
Statement of Assets and Liabilities at June 30, 1995
Statement of Operations for the Fiscal Year Ended June 30, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements June 30, 1995
Statement of Assets and Liabilities at December 31, 1995 (unaudited)
Statement of Operations for the six months ended December 31, 1995 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements December 31, 1995 (unaudited)

The Diversified Portfolio
Schedule of Investments at June 30, 1995
Statement of Assets and Liabilities at June 30, 1995
Statement of Operations for the Fiscal Year Ended June 30, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements June 30, 1995
Schedule of Investments at December 31, 1995 (unaudited)
Statement of Assets and Liabilities at December 31, 1995 (unaudited)
Statement of Operations for the six months ended December 31, 1995 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements December 31, 1995 (unaudited)

The Pierpont Emerging Markets Equity Fund
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1995

The Emerging Markets Equity Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statement October 31, 1995

The Pierpont New York Total Return Bond Fund
Statement of Assets and Liabilities at March 31, 1995
Statement of Operations for the fiscal year ended March 31, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements March 31, 1995
Statement of Assets and Liabilities at September 30, 1995 (unaudited)
Statement of Operations for the six months ended September 30, 1995 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements September 30, 1995 (unaudited)

The New York Total Return Bond Portfolio
Schedule of Investments at March 31, 1995
Statement of Assets and Liabilities at March 31, 1995
Statement of Operations for the fiscal year ended March 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements March 31, 1995
Schedule of Investments at September 30, 1995 (unaudited)
Statement of Assets and Liabilities at September 30, 1995 (unaudited)
Statement of Operations for the six months ended September 30, 1995 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements September 30, 1995 (unaudited)

The Asia Growth Portfolio
Schedule of Investments at December 31, 1995
Statement of Assets and Liabilities at December 31, 1995
Statement of Operations for the Fiscal Year Ended December 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements December 31, 1995

The European Equity Portfolio
Schedule of Investments at December 31, 1995
Statement of Assets and Liabilities at December 31, 1995
Statement of Operations for the Fiscal Year Ended December 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements December 31, 1995

The Japan Equity Portfolio
Schedule of Investments at December 31, 1995
Statement of Assets and Liabilities at December 31, 1995
Statement of Operations for the Fiscal Year Ended December 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements December 31, 1995



(b)  Exhibits

Exhibit Number

1 Declaration of Trust, as amended was filed as Exhibit No. 1 to Registrant's Post-Effective Amendment No. 14 to the Registration Statement filed on July 28, 1995 ("Post-Effective Amendment No. 14").

2 Restated By-Laws was filed as Exhibit No. 2 to Registrant's Post-Effective Amendment No. 14.

3         Not Applicable.

4         Not Applicable.

5         Not Applicable.

6 Distribution Agreement between Registrant and Signature Broker-Dealer Services, Inc. ("SBDS") was filed as Exhibit No. 6 to Post-Effective Amendment No. 12 to the Registration Statement filed on December 19, 1994 ("Post-Effective Amendment No. 12").

7         Not Applicable.

8 Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street") was filed as Exhibit No. 8 to Post-Effective Amendment No. 12.

9(a) Restated Administration Agreement between Registrant and SBDS was filed as Exhibit No. 9(a) to Post-Effective Amendment No. 12.

9(b) Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") was filed as Exhibit No. 9(b) to Post-Effective Amendment No. 12.

9(c) Transfer Agency and Service Agreement between Registrant and State Street was filed as Exhibit No. 9(c) to Post-Effective Amendment No. 12.

9(d) Amended and Restated Fund Services Agreement between Registrant and Pierpont Group, Inc. was filed as Exhibit No. 9(d) to Post-Effective Amendment No. 12.

9(e) Restated Financial and Fund Accounting Services Agreement between Registrant and Morgan Guaranty was filed as Exhibit No. 9(e) to Post-Effective Amendment No. 12.

10 Opinion and consent of Sullivan & Cromwell was filed as Exhibit No. 10 to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed on December 30, 1992 ("Pre-Effective Amendment
          No. 1").


11        Consents of independent accountants. [TO BE FILED BY AMENDMENT]


12        Not Applicable.

13 Purchase Agreement was filed as Exhibit No. 13 to Pre-Effective Amendment No. 1.

14        Not Applicable.

15        Not Applicable.

16 Schedule for computation of performance quotations was filed as Exhibit No. 16 to Registrant's Post-Effective Amendment No. 9 to the Registration Statement filed on June 1, 1994.


17        Financial Data Schedules.  [TO BE FILED BY AMENDMENT]


18 Powers of Attorney were filed as Exhibit No. 18 to Registrant's Post-Effective Amendment No. 14.
___________________
* Filed herewith.

Item 25. Persons Controlled by or Under Common Control with Registrant.

         Not applicable.

Item 26. Number of Holders of Securities.

Title of Class:  Number of Record Holders as of November 30, 1995.

The Pierpont Money Market Fund:  3,664
The Pierpont Tax Exempt Money Market Fund:  1,863
The Pierpont Treasury Money Market Fund:  336
The Pierpont Short Term Bond Fund:  74
The Pierpont Bond Fund: 562
The Pierpont Tax Exempt Bond Fund:  1,047
The Pierpont New York Total Return Bond Fund:  118
The Pierpont Diversified Fund:  238
The Pierpont Equity Fund:  1,793
The Pierpont Capital Appreciation Fund:  1,528
The Pierpont International Equity Fund:  1,227
The Pierpont Emerging Markets Equity Fund:  1,010

The Pierpont European Equity Fund: none.
The Pierpont Asia Growth Fund: none.
The Pierpont Japan Equity Fund: none.


Item 27. Indemnification.

         Reference is made to Section 5.3 of Registrant's Declaration of Trust and Article 4 of Registrant's Distribution Agreement.

         Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

         Not Applicable.

Item 29. Principal Underwriters.

(a) SBDS is the Distributor (the "Distributor") for the shares of the Registrant. SBDS also serves as the principal underwriter or placement agent for numerous other registered investment companies.

(b) The following are the directors and officers of the Distributor. The principal business address of these individuals is 6 St. James Avenue, Suite 900, Boston, Massachusetts 02116 unless otherwise noted. Their respective position and offices with the Registrant, if any, are also indicated.

Philip W. Coolidge: President, Chief Executive Officer and Director of SBDS. President of Registrant.

John R. Elder: Assistant Treasurer of SBDS.  Treasurer of the Registrant.

Barbara M. O'Dette: Assistant Treasurer of SBDS.

Linwood C. Downs: Treasurer of SBDS.


Thomas M. Lenz: Assistant Secretary of SBDS. Secretary of Registrant.


Molly S. Mugler: Assistant Secretary of SBDS. Assistant Secretary of Registrant.

Linda T. Gibson: Assistant Secretary of SBDS. Assistant Secretary of Registrant.

Beth A. Remy: Assistant Treasurer of SBDS.

Andres E. Saldana: Assistant Secretary of SBDS. Assistant Secretary of
Registrant.

Susan Jakuboski: Assistant Treasurer of SBDS.

Julie J. Wyetzner: Product Management Officer of SBDS.

Kate B.M. Bolsover: Director of SBDS; Signature Financial Group (Europe), Ltd., 49 St. James's Street, London SW1A 1JT.

Robert G. Davidoff: Director of SBDS; CMNY Capital, L.P., 135 East 57th Street New York, NY 10022.

Leeds Hackett: Director of SBDS; Hackett Associates Limited, 1260 Avenue of the Americas, 12th Floor, New York, NY 10020

Laurence B. Levine: Director of SBDS; Blair Corporation, 250 Royal Palm Way, Palm Beach, FL 33480

Donald S. Chadwick: Director of SBDS; 4609 Bayard Street, Apartment 411, Pittsburgh, PA 15213.

(c)      Not applicable.

Item 30. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:

Pierpont Group, Inc.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

Morgan Guaranty Trust Company of New York: 60 Wall Street, New York, New York 10260-0060, or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent, and services agent).

State Street Bank and Trust Company: 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

Signature Broker-Dealer Services, Inc.: 6 St. James Avenue, Boston, Massachusetts 02116 (records relating to its functions as distributor and administrator).

Investors Bank and Trust Company: 1 First Canadian Place, Suite 5820, P.O. Box 231, Toronto, Ontario M5X1C8 (accounting records).

Item 31. Management Services.

Not Applicable.

Item 32. Undertakings.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.


(b) The Registrant undertakes to file a post-effective amendment, using financials which need not be certified, within four to six months following the effective date of this registration statement. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practicable to the date of the filing of the amendment.

SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 16th day of February, 1996.



THE PIERPONT FUNDS

By       /s/ THOMAS M. LENZ
         Thomas M. Lenz
         Secretary



         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on February 16, 1996.



MATTHEW HEALEY*

Matthew Healey

Chairman and Chief Executive Officer

PHILIP W. COOLIDGE*

Philip W. Coolidge
President

/s/ JOHN R. ELDER

John R. Elder
Treasurer and Principal Accounting and Financial Officer

F.S. ADDY*

F.S. Addy
Trustee

WILLIAM G. BURNS*

William G. Burns
Trustee

ARTHUR C. ESCHENLAUER*

Arthur C. Eschenlauer
Trustee

MICHAEL P. MALLARDI*

Michael P. Mallardi
Trustee

*By /s/ THOMAS M. LENZ
    Thomas M. Lenz
    As attorney-in-fact pursuant to a power of attorney previously filed.

SIGNATURES



         Each Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A ("Registration Statement") of The Pierpont Funds (the "Trust") (File No. 33-54632) to be signed on its behalf by the undersigned, thereto duly authorized, in George Town, Grand Cayman, Cayman Islands on the 16th day of February, 1996.



THE MONEY MARKET PORTFOLIO, THE TAX EXEMPT MONEY MARKET PORTFOLIO, THE TREASURY MONEY MARKET PORTFOLIO, THE SHORT TERM BOND PORTFOLIO, THE U.S. FIXED INCOME PORTFOLIO, THE TAX EXEMPT BOND PORTFOLIO, THE SELECTED U.S. EQUITY PORTFOLIO, THE U.S. SMALL COMPANY PORTFOLIO, THE NON-U.S. EQUITY PORTFOLIO, THE DIVERSIFIED PORTFOLIO, THE EMERGING MARKETS EQUITY PORTFOLIO, THE NEW YORK TOTAL RETURN
BOND PORTFOLIO AND THE SERIES PORTFOLIO

By       /s/ SUSAN JAKUBOSKI
         Susan Jakuboski
         Assistant Treasurer



         Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on February 16, 1996.



PHILIP W. COOLIDGE*

Philip W. Coolidge
President of the Portfolios




John R. Elder
Treasurer and Principal Accounting and Financial Officer of the Portfolios


MATTHEW HEALEY*

Matthew Healey
Chairman and Chief Executive Officer of the Portfolios

F.S. ADDY*

F.S. Addy
Trustee of the Portfolios

WILLIAM G. BURNS*

William G. Burns
Trustee of the Portfolios

ARTHUR C. ESCHENLAUER*

Arthur C. Eschenlauer
Trustee of the Portfolios

MICHAEL P. MALLARDI*

Michael P. Mallardi
Trustee of the Portfolios

*By      /s/ SUSAN JAKUBOSKI
         Susan Jakuboski
         As attorney-in-fact pursuant to a power of attorney previously filed.

SIGNATURES



         Each Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A ("Registration Statement") of The Pierpont Funds (the "Trust") (File No. 33-54632) to be signed on its behalf by the undersigned, thereto duly authorized, in London, England on the 28th day of November, 1995.



THE MONEY MARKET PORTFOLIO, THE TAX EXEMPT MONEY MARKET PORTFOLIO, THE TREASURY MONEY MARKET PORTFOLIO, THE SHORT TERM BOND PORTFOLIO, THE U.S. FIXED INCOME PORTFOLIO, THE TAX EXEMPT BOND PORTFOLIO, THE SELECTED U.S. EQUITY PORTFOLIO, THE U.S. SMALL COMPANY PORTFOLIO, THE NON-U.S. EQUITY PORTFOLIO, THE DIVERSIFIED PORTFOLIO, THE EMERGING MARKETS EQUITY PORTFOLIO, THE NEW YORK TOTAL RETURN
BOND PORTFOLIO AND THE SERIES PORTFOLIO

By
         Susan Jakuboski
         Assistant Treasurer



         Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on November 28, 1995.





Philip W. Coolidge
President of the Portfolios


/s/ JOHN R. ELDER

John R. Elder
Treasurer and Principal Accounting and Financial Officer of the Portfolios




Matthew Healey
Chairman and Chief Executive Officer of the Portfolios



F.S. Addy
Trustee of the Portfolios



William G. Burns
Trustee of the Portfolios



Arthur C. Eschenlauer
Trustee of the Portfolios



Michael P. Mallardi
Trustee of the Portfolios

*By
         Susan Jakuboski
         As attorney-in-fact pursuant to a power of attorney previously filed.

                               THE PIERPONT FUNDS
            INDEX TO EXHIBITS TO REGISTRATION STATEMENT ON FORM N-1A

Exhibit No.    Description of Exhibit


11.            Consents of independent accountants.
               [TO BE FILED BY AMENDMENT]

17.            Financial Data Schedules.
               [TO BE FILED BY AMENDMENT]